UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-Q

________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

________

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
623 Fifth Ave, 15th floor	1250 Connecticut Avenue, N.W., Suite 500
New York, NY 10022	Washington, DC 20036-2652

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)	January 31, 2016

Global X Silver Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — 100.0%
CANADA— 59.0%
Basic Materials — 59.0%
Alamos Gold, Cl A	1,698,086	$5,501,799
AuRico Metals *	533,199	229,702
AuRico Metals *	819,477	337,748
Bear Creek Mining * (A)	1,274,895	525,450
Endeavour Silver * (A)	1,448,512	1,796,155
First Majestic Silver *	1,877,684	5,604,031
Fortuna Silver Mines *	1,857,737	4,699,622
MAG Silver * (A)	851,470	5,594,158
Pan American Silver	903,045	5,978,158
Primero Mining *	2,334,863	5,790,494
Silver Standard Resources * (A)	1,019,432	4,444,723
Silver Wheaton	1,346,009	15,829,066
Silvercorp Metals (A)	2,364,835	1,163,499
Tahoe Resources	2,080,683	16,086,574
TOTAL CANADA		73,581,179
MEXICO— 23.1%
Basic Materials — 23.1%
Fresnillo	1,635,955	16,754,749
Industrias Penoles	1,264,316	12,037,890
TOTAL MEXICO		28,792,639
PERU— 1.5%
Basic Materials — 1.5%
Hochschild Mining *	2,745,996	1,830,742
UNITED KINGDOM— 5.6%
Basic Materials — 5.6%
Polymetal International	856,721	6,987,738
UNITED STATES— 10.8%
Basic Materials — 10.8%
Coeur d'Alene Mines *	1,973,461	4,361,349
Hecla Mining (A)	3,001,484	5,582,760
McEwen Mining (A)	2,871,658	3,532,139
TOTAL UNITED STATES		13,476,248
TOTAL COMMON STOCK
(Cost $231,696,006)		124,668,546

U.S. TREASURY OBLIGATION — 5.6%
United States Treasury Bill
0.180%, 02/11/16(B)
(Cost $6,999,650)	$7,000,000	6,999,594

Schedule of Investments (Unaudited)	January 31, 2016

Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS (C) — 4.5%
Barclays
0.340%, dated 01/29/16, to be repurchased on 02/01/2016 repurchase price $5,000,142 (collateralized by U.S. Treasury Obligations, ranging in par value $0-$4,342,072, 0.000%-1.625%, 11/15/18-05/15/34 with a total market value of $5,100,000)	$5,000,000	$5,000,000
Deutsche Bank
0.300%, dated 01/29/16, to be repurchased on 02/01/2016 repurchase price $596,220 (collateralized by U.S. Treasury Notes, par value $601,344, 1.375%, 02/29/20 with a total market value of $608,621)	596,205	596,205
TOTAL REPURCHASE AGREEMENTS
(Cost $5,596,205)		5,596,205
TOTAL INVESTMENTS — 110.1%
(Cost $244,291,861)††		$137,264,345

Percentages are based on Net Assets of $124,717,728.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $4,631,124.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2016 was $5,596,205.
††	At January 31, 2016, the tax basis cost of the Fund's investments was $244,291,861, and the unrealized appreciation and depreciation were $293,264 and $(107,320,780) respectively.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$124,668,546	$—	$—	$124,668,546
U.S. Treasury Obligation	—	6,999,594	—	6,999,594
Repurchase Agreements	—	5,596,205	—	5,596,205
Total Investments in Securities	$124,668,546	$12,595,799	$—	$137,264,345

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X Gold Explorers ETF

	Shares/Face Amount	Value
COMMON STOCK — 100.4%
AUSTRALIA— 8.4%
Basic Materials — 8.4%
Gold Road Resources *	4,201,206	$1,158,970
Gryphon Minerals *‡	27,174,117	941,857
TOTAL AUSTRALIA		2,100,827
CANADA— 92.0%
Basic Materials — 91.8%
Asanko Gold *	746,090	1,065,654
Atac Resources *	3,805,955	892,496
Chesapeake Gold *	816,336	1,102,177
Continental Gold * (A)	540,346	595,158
Exeter Resource *	3,023,145	1,123,401
First Mining Finance *	12,295,109	3,232,681
Guyana Goldfields *	439,933	1,147,311
International Tower Hill Mines *	4,658,807	992,792
Kaminak Gold, Cl A * (A)	2,193,780	1,371,843
Lydian International, Cl A * (A)	3,187,456	464,330
Novagold Resources *	458,145	1,928,790
OceanGold	1,065,896	2,188,978
Premier Gold Mines *	826,333	1,462,121
Pretium Resources * (A)	248,030	1,052,222
Rubicon Minerals ^ * (A)	1,168,976	24,548
Rubicon Minerals * (A)	207,754	4,429
Sabina Gold & Silver *	3,231,762	1,492,731
Seabridge Gold * (A)	246,246	1,519,338
Torex Gold Resources * (A)	1,658,950	1,485,363
		23,146,363
Financials — 0.2%
Irving Resources *‡	453,000	38,628
TOTAL CANADA		23,184,991
TOTAL COMMON STOCK
(Cost $38,211,131)		25,285,818

REPURCHASE AGREEMENT (B) — 11.7%
Deutsche Bank
0.300%, dated 01/29/16, to be repurchased on 02/01/2016 repurchase price $2,951,911 (collateralized by U.S. Treasury Notes, par value $2,977,306, 1.375%, 02/29/20 with a total market value of $3,013,331)	$2,951,861	2,951,861
TOTAL INVESTMENTS — 112.1%
(Cost $41,162,992)††		$28,237,679

Percentages are based on Net Assets of $25,190,505.

*	Non-income producing security.
‡	Affiliated Investment
^	Traded on U.S. stock exchange

Schedule of Investments (Unaudited)	January 31, 2016

Global X Gold Explorers ETF

(A)	This security or a partial position of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $2,238,592.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2016 was $2,951,861.
††	At January 31, 2016, the tax basis cost of the Fund's investments was $41,162,992, and the unrealized appreciation and depreciation were $1,732,946 and $(14,658,259) respectively.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$25,285,818	$—	$—	$25,285,818
Repurchase Agreement	—	2,951,861	—	2,951,861
Total Investments in Securities	$25,285,818	$2,951,861	$—	$28,237,679

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended January 31, 2016 :

			Change in
			Unrealized
Value at	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend
10/31/2015	Cost	Sales	(Depreciation)	(Loss)	01/31/16	Income
Global X Gold Explorers ETF
Gryphon Minerals
$1,090,699	$59,089	$(99,080)	$299,385	$(408,236)	$941,857	$—
Irving Resources
$—	$2,235	$(100)	$36,493	$—	$38,628	$—
Totals:
$1,090,699	$61,324	$(99,180)	$335,878	$(408,236)	$980,485	$—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 15.5%
Basic Materials — 15.5%
Cudeco * (A) (B)	777,747	$462,721
OZ Minerals	418,249	1,115,347
Sandfire Resources	272,686	964,420
TOTAL AUSTRALIA		2,542,488

CANADA— 34.2%
Basic Materials — 34.2%
Capstone Mining *	2,565,298	647,135
Copper Mountain Mining ^ *	12,300	3,850
Copper Mountain Mining * (C)	2,927,617	873,760
First Quantum Minerals	215,255	463,473
HudBay Minerals, Cl B	241,314	473,283
Imperial Metals * (C)	202,884	654,534
Lundin Mining *	357,781	882,217
Teck Resources, Cl B (C)	196,231	729,287
Turquoise Hill Resources *	428,767	883,260
TOTAL CANADA		5,610,799
CHILE— 4.6%
Basic Materials — 4.6%
Antofagasta	139,643	753,114
HONG KONG— 11.8%
Basic Materials — 11.8%
CST Mining Group *	107,837,000	1,053,035
Jiangxi Copper, Cl H	878,729	878,407
TOTAL HONG KONG		1,931,442
MEXICO— 5.7%
Basic Materials — 5.7%
Grupo Mexico, Cl B (C)	479,714	928,917
PERU— 6.9%
Basic Materials — 6.9%
Southern Copper (C)	43,576	1,129,490
POLAND— 4.2%
Basic Materials — 4.2%
KGHM Polska Miedz	49,569	698,146
SWITZERLAND— 5.4%
Basic Materials — 5.4%
Glencore Xstrata	698,470	886,550
UNITED KINGDOM— 8.8%
Basic Materials — 8.8%
KAZ Minerals *	592,587	964,571

Schedule of Investments (Unaudited)	January 31, 2016

Global X Copper Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Basic Materials — continued
Vedanta Resources	140,477	$486,410
TOTAL UNITED KINGDOM		1,450,981
UNITED STATES— 2.8%
Basic Materials — 2.8%
Freeport-McMoRan Copper & Gold (C)	100,534	462,456
TOTAL COMMON STOCK
(Cost $36,899,677)		16,394,383

REPURCHASE AGREEMENT (D) — 10.7%
Deutsche Bank
0.300%, dated 01/29/16, to be repurchased on 02/01/2016 repurchase price $1,763,336 (collateralized by U.S. Treasury Notes, par value $1,778,492, 1.375%, 02/29/20 with a total market value of $1,800,011)	$1,763,292	1,763,292
TOTAL INVESTMENTS — 110.6%
(Cost $38,662,969)††		$18,157,675

Percentages are based on Net Assets of $16,417,879.

*	Non-income producing security.
^	Traded on U.S. stock exchange
(A)	Security considered illiquid. The total value of such securities as of January 31, 2016 was $462,721 and represented 2.8% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2016, was $462,721 and represents 2.8% of net assets.
(C)	This security or a partial position of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $1,685,399.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2016 was $1,763,292.
††	At January 31, 2016, the tax basis cost of the Fund's investments was $38,662,969, and the unrealized appreciation and depreciation were $0 and $(20,505,294) respectively.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$15,931,662	$—	$462,721	$16,394,383
Repurchase Agreement	—	1,763,292	—	1,763,292
Total Investments in Securities	$15,931,662	$1,763,292	$462,721	$18,157,675

Schedule of Investments (Unaudited)	January 31, 2016

Global X Copper Miners ETF

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock
Beginning Balance as of October 31, 2015	$377,503
Net purchases	107,258
Change in unrealized appreciation/(depreciation)	(22,040)
Ending Balance as of January 31, 2016	$462,721

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 investments as of January 31, 2016. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at 01/31/16	Valuation Technique(s)	Unobservable Input	Discount Percentage
Common Stock	$462,721	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	20%

For the period ended January 31, 2016, the transfers out of Level 2 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X Uranium ETF

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA— 15.5%
Basic Materials — 15.5%
Bannerman Resources *	4,927,061	$111,525
Berkeley Resources *	7,388,130	2,508,472
Energy Resources of Australia * (A)	9,182,671	2,240,896
Greenland Minerals & Energy * (A)	32,021,609	679,513
Paladin Energy *	35,415,741	5,260,768
Peninsula Energy *	7,548,522	4,885,585
Silex Systems * (A)	6,544,004	1,758,979
TOTAL AUSTRALIA		17,445,738
CANADA— 63.1%
Basic Materials — 58.3%
Cameco	2,496,065	30,170,947
Denison Mines * (A)	15,940,901	7,249,726
Energy Fuels * (A)	1,401,678	3,286,934
Fission 3.0 *	8,597,771	610,963
Fission Uranium *	13,229,529	6,862,715
Laramide Resources *	4,235,922	692,316
Mega Uranium *‡	14,884,976	740,415
Uex * (A)	11,024,455	1,214,276
Uranium Participation *	4,076,199	14,685,613
		65,513,905
Financials — 4.8%
NexGen Energy * (A)	9,577,801	5,376,772
TOTAL CANADA		70,890,677
CHINA— 3.4%
Utilities — 3.4%
CGN Power, Cl H (B)	13,171,700	3,858,673
FRANCE— 3.2%
Utilities — 3.2%
Areva *	714,934	3,620,428
HONG KONG— 6.0%
Health Care — 3.2%
CGN Mining *	68,155,600	3,634,218
Industrials — 2.8%
CNNC International *	8,524,300	3,121,512
TOTAL HONG KONG		6,755,730
UNITED STATES— 8.4%
Basic Materials — 8.4%
Centrus Energy, Cl A *‡	387,013	530,208
Uranium Energy * (A)	4,611,103	4,406,370
Uranium Resources *	1,683,020	656,041

Schedule of Investments (Unaudited)	January 31, 2016

Global X Uranium ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Basic Materials — continued
Ur-Energy * (A) ‡	7,202,822	$3,836,223
TOTAL UNITED STATES		9,428,842
TOTAL COMMON STOCK
(Cost $232,762,157)		112,000,088

U.S. TREASURY OBLIGATION — 8.0%
United States Treasury Bill
0.180%, 02/11/16(C)
(Cost $8,999,550)	$9,000,000	8,999,478

REPURCHASE AGREEMENTS (D) — 11.7%
Barclays
0.340%, dated 01/29/16, to be repurchased on 02/01/2016 repurchase price $12,000,340 (collateralized by U.S Treasury Obligations, ranging in par value $13-$5,491,372, 0.000%-1.625%, 11/15/18-5/15/34 with a total market value of $12,240,001)	12,000,000	12,000,000
Deutsche Bank
0.300%, dated 01/29/16, to be repurchased on 02/01/2016 repurchase price $1,113,196 (collateralized by U.S. Treasury Notes, par value $1,222,764, 1.375%, 02/29/20 with a total market value of $1,136,349)	1,113,168	1,113,168
TOTAL REPURCHASE AGREEMENTS
(Cost $13,113,168)		13,113,168
TOTAL INVESTMENTS — 119.3%
(Cost $254,874,875)††		$134,112,734

Percentages are based on Net Assets of $112,376,016.

*	Non-income producing security.
‡	Affiliated Investment
(A)	This security or a partial position of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $10,261,279.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.
(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2016 was $13,113,168.
††	At January 31, 2016, the tax basis cost of the Fund's investments was $254,874,875, and the unrealized appreciation and depreciation were $850,067 and $(121,612,208) respectively.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$112,000,088	$—	$—	$112,000,088
U.S. Treasury Obligation	—	8,999,478	—	8,999,478
Repurchase Agreements	—	13,113,168	—	13,113,168
Total Investments in Securities	$112,000,088	$22,112,646	$—	$134,112,734

Schedule of Investments (Unaudited)	January 31, 2016

Global X Uranium ETF

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended January 31, 2016 :

			Change in
			Unrealized
Value At	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend
10/31/2015	Cost	Sales	(Depreciation)	(Loss)	01/31/2016	Income
Global X Uranium ETF
Centrus Energy
$1,207,548	$3,696	$(90,567)	$601,960	$(1,192,429)	$530,208	$—
Mega Uranium
$1,296,251	$3,719	$(394,427)	$1,523,659	$(1,688,787)	$740,415	$—
Ur-Energy
$4,860,868	$26,365	$(991,269)	$1,035,574	$(1,095,315)	$3,836,223	$—
Totals:
$7,364,667	$33,780	$(1,476,263)	$3,161,193	$(3,976,531)	$5,106,846	$—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X Lithium ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 7.5%
Basic Materials — 7.5%
Galaxy Resources *	6,841,272	$846,854
Orocobre *	1,077,297	1,905,061
TOTAL AUSTRALIA		2,751,915
CANADA— 1.4%
Basic Materials — 1.4%
Western Lithium USA *	1,697,177	506,530
CHILE— 9.2%
Basic Materials — 9.2%
Sociedad Quimica y Minera de Chile ADR	207,321	3,364,820
CHINA— 3.9%
Consumer Goods — 3.9%
BYD, Cl H *	314,000	1,420,148
FRANCE— 5.3%
Industrials — 5.3%
Blue Solutions *	24,908	462,761
Saft Groupe	56,432	1,471,603
TOTAL FRANCE		1,934,364
HONG KONG— 4.2%
Consumer Goods — 3.2%
FDG Electric Vehicles *	27,824,800	1,179,797
Industrials — 1.0%
Coslight Technology International Group *	1,064,973	357,142
TOTAL HONG KONG		1,536,939
JAPAN— 8.7%
Industrials — 8.7%
GS Yuasa (A)	454,894	1,563,093
Panasonic	177,220	1,630,720
TOTAL JAPAN		3,193,813
SOUTH KOREA— 11.0%
Basic Materials — 5.1%
LG Chemical	7,580	1,868,288
Industrials — 5.9%
Samsung SDI	20,561	1,603,514
Vitzrocell	64,371	585,240
		2,188,754
TOTAL SOUTH KOREA		4,057,042
TAIWAN— 11.6%
Industrials — 11.6%
Advanced Lithium Electrochemistry Cayman *	929,129	792,912

Schedule of Investments (Unaudited)	January 31, 2016

Global X Lithium ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — continued
Changs Ascending Enterprise *	299,151	$462,131
Dynapack International Technology	1,007,300	1,397,454
Simplo Technology	534,700	1,603,900
TOTAL TAIWAN		4,256,397
UNITED KINGDOM— 1.0%
Basic Materials — 1.0%
Bacanora Minerals *	335,958	374,097
UNITED STATES— 36.0%
Basic Materials — 25.6%
Albemarle	37,068	1,951,259
FMC	208,416	7,444,620
		9,395,879
Consumer Goods — 4.5%
Tesla Motors * (A)	8,542	1,633,230
Industrials — 5.9%
China BAK Battery * (A)	67,732	136,141
Johnson Controls	44,441	1,594,099
Ultralife *	77,922	438,701
		2,168,941
TOTAL UNITED STATES		13,198,050
TOTAL COMMON STOCK
(Cost $49,195,821)		36,594,115

REPURCHASE AGREEMENT (B) — 3.7%
Deutsche Bank
0.300%, dated 01/31/16, to be repurchased on 02/01/2016 repurchase price $1,340,288 (collateralized by U.S. Treasury Notes, par value $1,351,807, 1.375%, 02/29/20 with a total market value of $1,368,164)	$1,340,254	1,340,254
TOTAL INVESTMENTS — 103.5%
(Cost $50,536,075)††		$37,934,369

Percentages are based on Net Assets of $36,655,068.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $1,287,374.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2016 was $1,340,254.
††	At January 31, 2016, the tax basis cost of the Fund's investments was $50,536,075, and the unrealized appreciation and depreciation were $1,098,958 and $(13,700,664) respectively.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited)	January 31, 2016

Global X Lithium ETF

The following is a summary of the level of inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$36,594,115	$—	$—	$36,594,115
Repurchase Agreement	—	1,340,254	—	1,340,254
Total Investments in Securities	$36,594,115	$1,340,254	$—	$37,934,369

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2016 , there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA— 10.0%
Basic Materials — 10.0%
Incitec Pivot	190,991	$418,801
Nufarm	87,593	423,179
TOTAL AUSTRALIA		841,980
BELGIUM— 4.2%
Basic Materials — 4.2%
Tessenderlo Chemie	13,353	351,824
CANADA— 10.2%
Basic Materials — 10.2%
Agrium	282	24,512
Agrium ^	5,001	434,437
Potash Corp of Saskatchewan	24,441	398,388
TOTAL CANADA		857,337
CHILE— 4.9%
Basic Materials — 4.9%
Sociedad Quimica y Minera de Chile ADR	25,564	414,904
CHINA— 1.3%
Basic Materials — 1.3%
Sinofert Holdings	794,765	106,202
GERMANY— 4.8%
Basic Materials — 4.8%
K+S	19,342	406,233
HONG KONG— 1.9%
Basic Materials — 1.9%
China BlueChemical	761,901	158,590
ISRAEL— 7.8%
Basic Materials — 7.8%
Israel Chemicals	95,659	382,815
The Israel Corp	1,646	272,929
TOTAL ISRAEL		655,744
NETHERLANDS— 4.1%
Basic Materials — 4.1%
OCI *	19,289	348,140
NORWAY— 4.8%
Basic Materials — 4.8%
Yara International	10,707	401,161

Schedule of Investments (Unaudited)	January 31, 2016

Global X Fertilizers/Potash ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Basic Materials — continued
POLAND— 5.8%
Basic Materials — 5.8%
Grupa Azoty	19,378	$488,894
SOUTH KOREA— 0.9%
Basic Materials — 0.9%
Namhae Chemical *	9,349	72,833
SWITZERLAND— 6.1%
Basic Materials — 6.1%
Syngenta	1,391	510,298
TAIWAN— 4.8%
Basic Materials — 4.8%
Taiwan Fertilizer	322,397	406,169
TURKEY— 1.5%
Basic Materials — 1.5%
Bagfas Bandirma Gubre Fabrik	12,265	54,451
Gubre Fabrikalari	35,888	67,660
TOTAL TURKEY		122,111
UNITED KINGDOM— 1.9%
Basic Materials — 1.9%
Sirius Minerals *	903,600	163,424
UNITED STATES— 24.6%
Basic Materials — 24.6%
CF Industries Holdings	10,432	312,960
Compass Minerals International	6,113	457,558
CVR Partners	15,315	83,314
Intrepid Potash *	25,831	56,311
Mosaic	15,313	369,043
Rentech Nitrogen Partners	7,168	54,262
Scotts Miracle-Gro, Cl A	7,610	522,655
Terra Nitrogen	2,088	215,064
TOTAL UNITED STATES		2,071,167
TOTAL COMMON STOCK
(Cost $14,491,856)		8,377,011

U.S. TREASURY OBLIGATION — 6.0%
United States Treasury Bill
0.180%, 02/11/16(A)
(Cost $499,975)	$500,000	499,971
TOTAL INVESTMENTS — 105.6%
(Cost $14,991,831)††		$8,876,982

Schedule of Investments (Unaudited)	January 31, 2016

Global X Fertilizers/Potash ETF

Percentages are based on Net Assets of $8,408,830.

^	Traded on U.S. stock exchange
*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
††	At January 31, 2016, the tax basis cost of the Fund's investments was $14,991,831, and the unrealized appreciation and depreciation were $330,124 and $(6,444,973) respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,377,011	$—	$—	$8,377,011
U.S. Treasury Obligation	—	499,971	—	499,971
Total Investments in Securities	$8,377,011	$499,971	$—	$8,876,982

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2016 , there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 99.3%
AUSTRALIA— 19.5%
Consumer Services — 3.0%
Myer Holdings (A)	6,350,343	$4,649,123
Seven West Media	10,639,593	6,246,499
Southern Cross Media Group,	12,368,846	9,842,722
		20,738,344
Financials — 6.8%
ASX	268,372	8,039,409
Bank of Queensland	803,617	7,440,845
Bendigo and Adelaide Bank	826,989	6,282,573
Commonwealth Bank of Australia	122,980	6,843,483
IOOF Holdings	1,087,816	6,317,309
National Australia Bank	310,169	6,068,538
Westpac Banking	305,834	6,673,820
		47,665,977
Industrials — 1.4%
Sydney Airport	2,169,493	10,097,589
Oil & Gas — 1.1%
APA Group	1,274,791	7,646,600
Real Estate Investment Trust — 4.2%
Abacus Property Group	3,599,898	7,664,613
Charter Hall Retail	2,639,388	7,673,236
Cromwell Property Group	9,851,254	6,898,588
Stockland	2,400,436	6,944,596
		29,181,033
Telecommunications — 0.9%
Telstra	1,665,252	6,631,654
Utilities — 2.1%
DUET Group	4,447,571	7,267,222
Spark Infrastructure Group	5,176,535	7,231,690
		14,498,912
TOTAL AUSTRALIA		136,460,109
BRAZIL— 1.8%
Financials — 0.5%
Banco do Brasil	1,099,400	3,788,158
Telecommunications — 0.8%
Telefonica Brasil ADR	637,862	5,562,157
Utilities — 0.5%
Light	1,777,000	3,589,765
TOTAL BRAZIL		12,940,080

Schedule of Investments (Unaudited)	January 31, 2016

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
CANADA— 2.7%
Consumer Services — 1.1%
Parkland Fuel (A)	469,316	$7,403,671
Oil & Gas — 0.6%
Veresen (A)	707,234	4,010,465
Real Estate Investment Trust — 1.0%
Dream Global Real Estate Investment Trust	1,220,967	6,984,391
TOTAL CANADA		18,398,527
CHINA— 3.4%
Consumer Goods — 1.3%
Pacific Textiles Holdings	6,403,400	9,313,618
Financials — 2.1%
Evergrande Real Estate Group	22,460,000	14,688,886
TOTAL CHINA		24,002,504
FINLAND— 4.8%
Basic Materials — 1.0%
UPM-Kymmene	451,250	7,299,726
Health Care — 1.2%
Orion, Cl B	267,508	8,770,564
Telecommunications — 1.7%
Elisa	321,749	11,596,848
Utilities — 0.9%
Fortum	395,724	6,187,403
TOTAL FINLAND		33,854,541
FRANCE— 7.7%
Financials — 1.0%
Euler Hermes	84,942	7,261,021
Industrials — 1.2%
Bouygues	215,209	8,398,360
Oil & Gas — 1.1%
Total	166,840	7,387,270
Real Estate Investment Trust — 1.0%
Fonciere Des Regions	83,543	7,078,153
Utilities — 3.4%
Electricite de France	327,957	4,272,593
Suez Environnement	466,010	8,610,018
Veolia Environnement	456,849	10,971,752
		23,854,363
TOTAL FRANCE		53,979,167

Schedule of Investments (Unaudited)	January 31, 2016

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
GERMANY— 1.3%
Telecommunications — 1.3%
Freenet	284,089	$8,783,928
GREECE— 0.5%
Industrials — 0.5%
Costamare	462,997	3,365,988
HONG KONG— 0.9%
Technology — 0.9%
VTech Holdings	619,724	6,202,933
ISRAEL— 1.6%
Telecommunications — 1.6%
Bezeq The Israeli Telecommunication	5,211,839	11,174,297
ITALY— 1.4%
Utilities — 1.4%
Hera	3,473,819	9,697,840
NORWAY— 1.2%
Industrials — 1.2%
Ship Finance International (A)	612,095	8,195,952
PORTUGAL— 1.2%
Utilities — 1.2%
Energias de Portugal	2,330,451	8,112,210
SINGAPORE— 7.2%
Industrials — 2.0%
Hutchison Port Holdings Trust	12,483,266	5,929,551
Venture	1,474,161	8,078,730
		14,008,281
Real Estate Investment Trust — 4.3%
Ascendas	5,026,949	8,194,001
Mapletree Industrial Trust	7,614,400	8,238,724
Mapletree Logistics Trust	9,829,563	6,491,807
Suntec Real Estate Investment Trust	6,220,585	6,905,448
		29,829,980
Telecommunications — 0.9%
StarHub	2,769,906	6,577,870
TOTAL SINGAPORE		50,416,131
SOUTH AFRICA— 0.8%
Real Estate Investment Trust — 0.8%
Redefine Properties	9,014,450	5,385,992

Schedule of Investments (Unaudited)	January 31, 2016

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN— 1.0%
Telecommunications — 1.0%
TeliaSonera	1,423,317	$6,694,194
UNITED KINGDOM— 9.6%
Basic Materials — 0.7%
MMC Norilsk Nickel ADR	439,889	5,085,117
Financials — 7.8%
Admiral Group	399,987	10,065,349
Amlin	1,149,378	10,907,328
Intermediate Capital Group	1,130,496	9,333,002
Phoenix Group Holdings	687,027	8,424,966
Provident Financial	208,910	8,706,436
Standard Life	1,328,693	6,851,070
		54,288,151
Utilities — 1.1%
SSE	376,263	7,739,072
TOTAL UNITED KINGDOM		67,112,340
UNITED STATES— 32.7%
Consumer Goods — 1.3%
Vector Group	399,751	9,322,193
Financials — 4.7%
Armour Residential	375,158	7,311,829
BGC Partners, Cl A	918,438	8,403,708
NorthStar Realty Finance	281,564	3,342,165
Resource Capital (A)	481,114	5,013,208
RMR Group *	8,973	187,087
TPG Specialty Lending	336,090	5,380,801
United Development Funding IV (A)	325,179	3,274,553
		32,913,351
Health Care — 1.7%
AstraZeneca	125,295	7,975,677
PDL BioPharma (A)	1,253,658	3,936,486
		11,912,163
Industrials — 1.0%
RR Donnelley & Sons	479,464	6,698,112
Real Estate Investment Trust — 22.3%
Altisource Residential	464,186	4,618,651
American Capital Mortgage Investment	499,108	6,503,377
Annaly Capital Management	855,494	8,127,193
Apollo Commercial Real Estate Finance	542,210	8,621,139
Apollo Residential Mortgage	543,687	5,899,004
Capstead Mortgage	760,034	7,098,718

Schedule of Investments (Unaudited)	January 31, 2016

Global X SuperDividend® ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Real Estate Investment Trust — continued
Chimera Investment	575,883	$7,135,190
CYS Investments	1,041,521	7,176,080
Franklin Street Properties	684,245	6,678,231
Hatteras Financial	485,770	5,955,540
Hospitality Properties Trust	274,021	6,464,155
Invesco Mortgage Capital	594,508	6,729,831
Investors Real Estate Trust	1,157,635	7,547,780
Medical Properties Trust	585,185	6,437,035
MFA Financial	840,078	5,334,495
New Residential Investment	496,005	5,649,497
New York Mortgage Trust (A)	1,199,886	5,807,448
Omega Healthcare Investors	214,698	6,808,074
PennyMac Mortgage Investment Trust	427,799	5,796,676
RAIT Financial Trust	1,194,630	3,058,253
Sabra Health Care	267,310	4,907,812
Senior Housing Properties Trust	390,953	5,660,999
Starwood Property Trust	367,174	6,990,993
Two Harbors Investment	691,418	5,254,777
VEREIT	691,046	5,327,965
		155,588,913
Telecommunications — 1.7%
Consolidated Communications Holdings	369,225	7,399,269
Frontier Communications	1,064,017	4,841,277
		12,240,546
TOTAL UNITED STATES		228,675,278
TOTAL COMMON STOCK
(Cost $833,203,572)		693,452,011

PREFERRED STOCK — 0.3%
BRAZIL— 0.3%
Financials — 0.3%
Bradespar
(Cost $5,648,210)	2,216,000	1,830,334

REPURCHASE AGREEMENTS — 3.3%
Barclays Bank
0.340%, dated 01/31/16, to be repurchased on 02/01/16 repurchase price $22,000,623 (collateralized by U.S. Treasury Obligations, ranging in par value $21–$10,187,862, 0.000%–1.625%, 11/15/18–05/15/34 with a total market value of $22,440,002) (B)	$22,000,000	22,000,000

Schedule of Investments (Unaudited)	January 31, 2016

Global X SuperDividend® ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Deutsche Bank
0.300%, dated 01/29/16, to be repurchased on 02/01/16 repurchase price $1,354,872 (collateralized by U.S. Treasury Obligations, par value $1,366,517, 1.375%, 02/29/20 with a total market value of $1,383,052) (B)	$1,354,838	$1,354,838

TOTAL REPURCHASE AGREEMENTS
(Cost $23,354,838)		23,354,838
TOTAL INVESTMENTS — 102.9%
(Cost $862,206,620)†		$718,637,183

Percentages are based on Net Assets of $698,531,569.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $22,689,158.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2016 was $23,354,838.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $862,206,620, and the unrealized appreciation and depreciation were $43,122,760 and $(186,692,197), respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$693,452,011	$—	$—	$693,452,011
Preferred Stock	1,830,334	—	—	1,830,334
Repurchase Agreements	—	23,354,838	—	23,354,838
Total Investments in Securities	$695,282,345	$23,354,838	$—	$718,637,183

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 87.1%
UNITED STATES— 87.1%
Basic Materials — 1.0%
Kronos Worldwide	548,698	$2,578,881
Consumer Goods — 17.8%
Altria Group	120,930	7,390,032
B&G Foods	238,465	8,684,895
Mattel	263,764	7,277,249
Philip Morris International	81,500	7,335,815
Reynolds American	181,258	9,053,837
Universal (A)	143,558	7,856,930
		47,598,758
Consumer Services — 2.7%
Six Flags Entertainment	143,258	7,201,580
Financials — 10.1%
Apollo Residential Mortgage	463,284	5,026,631
Chimera Investment	453,826	5,622,904
New Residential Investment	406,809	4,633,555
New York Community Bancorp	409,984	6,346,552
Starwood Property Trust	284,728	5,421,221
		27,050,863
Health Care — 1.1%
PDL BioPharma	975,509	3,063,098
Industrials — 3.8%
Covanta Holding	317,226	4,485,575
Macquarie Infrastructure	84,562	5,670,728
		10,156,303
Real Estate Investment Trust — 3.6%
American Capital Agency	277,686	4,740,100
Annaly Capital Management	527,423	5,010,518
		9,750,618
Real Estate Investment Trusts — 11.3%
AG Mortgage Investment Trust	391,559	4,592,987
Apollo Commercial Real Estate Finance	424,865	6,755,354
Colony Capital	272,383	4,693,159
Communications Sales & Leasing	165,376	3,176,873
CYS Investments	821,055	5,657,069
Western Asset Mortgage Capital (A)	539,816	5,295,595
		30,171,037
Telecommunications — 8.7%
AT&T	198,856	7,170,747
CenturyLink	187,517	4,766,682
Frontier Communications	827,974	3,767,282
Verizon Communications	137,288	6,860,281

Schedule of Investments (Unaudited)	January 31, 2016

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — continued
Windstream Holdings (A)	130,797	$754,699
		23,319,691
Utilities — 27.0%
Ameren	156,514	7,030,609
Avista	197,082	7,297,947
Consolidated Edison	105,306	7,307,183
Duke Energy	85,271	6,420,906
Empire District Electric	265,140	7,779,208
Entergy	84,650	5,974,597
Northwest Natural Gas	139,907	7,268,169
PPL	193,159	6,772,155
Southern	145,783	7,131,704
Talen Energy *	22,130	158,229
TECO Energy	336,268	9,119,588
		72,260,295
TOTAL COMMON STOCK
(Cost $249,020,426)		233,151,124

MASTER LIMITED PARTNERSHIPS — 12.2%
UNITED STATES— 12.2%
Consumer Services — 2.7%
Stonemor Partners	242,519	7,120,358
Oil & Gas — 7.9%
Archrock Partners	137,624	1,390,003
CSI Compressco	431,908	2,656,234
Enbridge Energy Partners	172,025	3,141,177
Energy Transfer Partners	113,669	3,380,516
Martin Midstream Partners	233,813	4,082,375
Midcoast Energy Partners	268,844	2,384,646
TC PipeLines	95,213	4,117,010
		21,151,961
Utilities — 1.6%
Ferrellgas Partners	275,931	4,398,340
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $50,334,022)		32,670,659

Schedule of Investments (Unaudited)	January 31, 2016

Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENT — 0.7%
Deutsche Bank
0.300%, dated 01/29/16, to be repurchased on 02/01/16 repurchase price $1,833,509 (collateralized by U.S. Treasury Obligations, par value $1,849,267, 1.375%, 02/29/20 with a total market value of $1,871,644) (B)
(Cost $1,833,463)	$1,833,463	$1,833,463
TOTAL INVESTMENTS — 100.0%
(Cost $301,187,911)†		$267,655,246

Percentages are based on Net Assets of $267,666,890.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $1,752,558.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2016 was $1,833,463.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $301,187,911, and the unrealized appreciation and depreciation were $18,655,712 and $(52,188,377), respectively.

The following is a summary of the inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$233,151,124	$—	$—	$233,151,124
Master Limited Partnerships	32,670,659	—	—	32,670,659
Repurchase Agreement	—	1,833,463	—	1,833,463
Total Investments in Securities	$265,821,783	$1,833,463	$—	$267,655,246

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 93.1%
BRAZIL— 6.0%
Consumer Services — 1.9%
Multiplus	7,030	$55,442
Financials — 4.1%
Banco do Brasil	17,300	59,610
Banco Santander Brasil ADR *	17,800	56,960
		116,570
TOTAL BRAZIL		172,012
CHINA— 13.9%
Basic Materials — 1.9%
China Hongqiao Group	102,233	55,433
Consumer Services — 2.0%
Intime Retail Group	77,070	58,128
Financials — 5.9%
Agricultural Bank of China	159,100	56,217
Country Garden Holdings *	146,100	55,941
Evergrande Real Estate Group	88,188	57,675
		169,833
Oil & Gas — 2.1%
China Oilfield Services	84,100	59,972
Utilities — 2.0%
Datang International Power Generation	213,700	56,563
TOTAL CHINA		399,929
CZECH REPUBLIC— 1.9%
Utilities — 1.9%
CEZ	3,340	55,366
GREECE— 2.0%
Consumer Services — 2.0%
OPAP *	7,700	56,490
HONG KONG— 9.9%
Consumer Goods — 2.0%
Belle International Holdings, Cl A	84,700	56,591
Financials — 2.0%
KWG Property Holding	91,928	57,523
Industrials — 3.8%
China Resources Cement Holdings	230,900	55,182
China South City Holdings	290,200	54,066
		109,248
Oil & Gas — 2.1%
CNOOC	59,700	60,445
TOTAL HONG KONG		283,807

Schedule of Investments (Unaudited)	January 31, 2016

Global X SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
INDIA— 6.0%
Basic Materials — 4.0%
NMDC	47,770	$56,829
Vedanta	55,900	59,089
		115,918
Financials — 2.0%
Power Finance	22,500	58,042
TOTAL INDIA		173,960
INDONESIA— 3.9%
Industrials — 3.9%
Indocement Tunggal Prakarsa	38,200	54,631
United Tractors	45,600	57,600
TOTAL INDONESIA		112,231
MALAYSIA— 6.0%
Consumer Goods — 1.9%
British American Tobacco Malaysia	4,000	55,740
Consumer Services — 2.1%
Astro Malaysia Holdings	88,500	59,426
Financials — 2.0%
Malayan Banking	27,520	56,828
TOTAL MALAYSIA		171,994
PHILIPPINES— 2.0%
Telecommunications — 2.0%
Globe Telecom	1,440	56,331
POLAND— 3.9%
Telecommunications — 2.0%
Orange Polska	36,050	57,220
Utilities — 1.9%
Energa	16,500	54,642
TOTAL POLAND		111,862
RUSSIA— 3.9%
Basic Materials — 1.9%
Severstal PAO	6,700	55,372
Oil & Gas — 2.0%
Gazprom OAO ADR	15,761	56,298
TOTAL RUSSIA		111,670
SOUTH AFRICA— 8.1%
Consumer Services — 2.0%
Foschini Group	7,500	58,226

Schedule of Investments (Unaudited)	January 31, 2016

Global X SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trust — 4.0%
Growthpoint Properties	40,030	$57,376
Redefine Properties	97,400	58,196
		115,572
Telecommunications — 2.1%
MTN Group	6,880	60,362
TOTAL SOUTH AFRICA		234,160
THAILAND— 11.9%
Basic Materials — 2.0%
Banpu	121,800	57,266
Financials — 1.9%
BTS Group Holdings	240,600	54,877
Telecommunications — 6.1%
Advanced Info Service	12,300	58,174
Intouch Holdings	37,030	58,293
Total Access Communication	63,600	59,626
		176,093
Utilities — 1.9%
Glow Energy	25,600	54,807
TOTAL THAILAND		343,043
TURKEY— 7.9%
Basic Materials — 2.0%
Eregli Demir ve Celik Fabrikalari	53,500	55,854
Consumer Goods — 2.0%
Tofas Turk Otomobil Fabrikasi	8,100	55,774
Industrials — 1.9%
TAV Havalimanlari Holding	9,400	55,579
Telecommunications — 2.0%
Turk Telekomunikasyon	30,900	56,377
TOTAL TURKEY		223,584
UNITED KINGDOM— 5.8%
Basic Materials — 5.8%
MMC Norilsk Nickel ADR *	4,768	55,118
Novolipetsk Steel AO GDR	6,400	55,360
PhosAgro OAO GDR *	4,700	55,695
TOTAL UNITED KINGDOM		166,173
TOTAL COMMON STOCK
(Cost $2,914,932)		2,672,612

PREFERRED STOCK — 6.2%
BRAZIL— 4.2%
Financials — 2.1%
Itau Unibanco Holding, 0.000%*	9,500	59,756

Schedule of Investments (Unaudited)	January 31, 2016

Global X SuperDividend® Emerging Markets ETF

	Shares/Number of Rights	Value
PREFERRED STOCK — continued
Utilities — 2.1%
Cia de Transmissao de Energia Eletrica Paulista, 0.000%*	5,200	$59,082
TOTAL BRAZIL		118,838
RUSSIA— 2.0%
Oil & Gas — 2.0%
Surgutneftegas OAO, 0.000%*	96,200	58,838
TOTAL PREFERRED STOCK
(Cost $178,732)		177,676

RIGHTS — 0.0%
Hong Kong — 0.0%
China Hongqiao Group, Expires 02/05/16*	17,421	40

TOTAL RIGHTS (Cost $–)		40
TOTAL INVESTMENTS — 99.3%
(Cost $3,093,664)†		$2,850,328

Percentages are based on Net Assets of $2,871,219.

*	Non-income producing security.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $3,093,664, and the unrealized appreciation and depreciation were $35,173 and $(278,509), respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of January 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X SuperDividendTM REIT ETF

	Shares	Value
COMMON STOCK — 99.3%
CANADA— 13.2%
Real Estate Investment Trusts — 13.2%
Artis Real Estate Investment Trust	14,200	$121,894
Cominar Real Estate Investment Trust	11,198	118,565
Dream Office Real Estate Investment Trust	10,800	123,560
H&R Real Estate Investment Trust	8,875	118,880
TOTAL CANADA		482,899
SINGAPORE— 3.5%
Real Estate Investment Trusts — 3.5%
Ascendas Real Estate Investment Trust	77,100	125,674
UNITED STATES— 82.6%
Real Estate Investment Trusts — 82.6%
American Capital Agency	7,043	120,224
American Capital Mortgage Investment	9,204	119,928
Annaly Capital Management	13,016	123,652
Apollo Commercial Real Estate Finance	7,488	119,059
Blackstone Mortgage Trust, Cl A	4,814	119,291
Capstead Mortgage	14,338	133,916
CYS Investments	17,959	123,738
EPR Properties	2,067	123,917
Gaming and Leisure Properties	4,599	119,942
Gramercy Property Trust	16,470	120,396
Hatteras Financial	9,888	121,227
HCP	3,172	114,002
Invesco Mortgage Capital	10,423	117,988
Iron Mountain	4,597	126,600
Lexington Realty Trust	16,423	120,381
Liberty Property Trust	4,107	120,417
MFA Financial	19,545	124,111
Omega Healthcare Investors	3,412	108,195
Select Income	6,311	119,278
Senior Housing Properties Trust	7,848	113,639
Spirit Realty Capital	11,979	125,540
STAG Industrial	6,918	117,122
Starwood Property Trust	6,486	123,493
Two Harbors Investment	15,656	118,986
WP Carey	2,055	119,704
TOTAL UNITED STATES		3,014,746
TOTAL COMMON STOCK
(Cost $3,965,853)		3,623,319
TOTAL INVESTMENTS — 99.3%
(Cost $3,965,853)†		$3,623,319

Percentages are based on Net Assets of $3,650,522.

Schedule of Investments (Unaudited)	January 31, 2016

Global X SuperDividendTM REIT ETF

†	At January 31, 2016, the tax basis cost of the Fund's investments was $3,965,853, and the unrealized appreciation and depreciation were $10,669 and $(353,203), respectively.

Cl — Class

As of January 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X SuperIncomeTM Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.2%
BERMUDA— 1.4%
Financials — 1.4%
PartnerRe, 7.250%	98,198	$2,888,003
NETHERLANDS— 6.6%
Financials — 6.6%
Aegon, 6.375%	262,439	6,715,814
ING Groep, 7.050%	115,056	2,997,209
ING Groep, 6.375%(A)	150,789	3,902,419
TOTAL NETHERLANDS		13,615,442
UNITED STATES— 91.2%
Basic Materials — 2.0%
Alcoa, Ser 1, 5.375%*	161,222	4,248,200
Consumer Goods — 3.4%
CHS, Ser 3, 6.750%(B)	128,922	3,327,477
CHS, Ser 4, 7.500%	136,002	3,657,094
		6,984,571
Consumer Services — 2.0%
Weyerhaeuser, 6.375%*	91,058	4,173,188
Financials — 67.3%
Aegon, 8.000%	139,476	3,765,852
Ally Financial, Ser A, 8.500%(B)	87,734	2,210,897
Barclays Bank, Ser 3, 7.100%	111,376	2,895,776
Barclays Bank, Ser 4, 7.750%	93,325	2,448,848
Barclays Bank, Ser 5, 8.125%	215,701	5,677,251
Capital One Financial, Ser C, 6.250%	132,292	3,473,988
Capital One Financial, Ser D, 6.700%	132,450	3,605,289
Citigroup, Ser J, 7.125%(B)	107,403	2,928,880
Citigroup, Ser L, 6.875%	54,478	1,466,548
Citigroup Capital XIII, 7.875%(B)	253,462	6,481,023
Colony Capital, 7.125%	80,928	1,594,281
Countrywide Capital IV, 6.750%	75,436	1,921,355
Countrywide Capital V, 7.000%	222,623	5,654,624
Deutsche Bank Contingent Capital Trust III, 7.600%	233,765	6,000,747
Deutsche Bank Contingent Capital Trust V, 8.050%	162,919	4,284,770
Discover Financial Services, Ser B, 6.500%	152,494	3,957,219
First Niagara Financial Group, Ser B, 8.625%(A) (B)	91,734	2,495,165
GMAC Capital Trust I, Ser 2, 8.125%(B)	336,394	8,561,227
Hartford Financial Services Group, 7.875%(B)	163,551	5,021,016
HSBC Holdings, 8.125%	157,275	4,188,233
HSBC Holdings, Ser 2, 8.000%	265,709	6,924,376
ING Groep, 7.200%	158,665	4,136,396
JPMorgan Chase, Ser T, 6.700%	243,102	6,648,840
Ladenburg Thalmann Financial Services, Ser A, 8.000%(A)	95,520	2,276,242

Schedule of Investments (Unaudited)	January 31, 2016

Global X SuperIncomeTM Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Financials — continued
Morgan Stanley, Ser E, 7.125%(B)	157,372	$4,474,086
Morgan Stanley, Ser F, 6.875%(B)	156,745	4,395,130
Morgan Stanley, Ser G, 6.625%	91,618	2,454,446
RBS Capital Fund Trust, 6.080%	210,283	5,236,047
Regions Financial, Ser A, 6.375%	131,196	3,421,592
Regions Financial, Ser B, 6.375%(B)	133,015	3,516,916
Royal Bank of Scotland Group, Ser S, 6.600%	77,239	1,952,602
Royal Bank of Scotland Group, Ser T, 7.250%	149,116	3,817,370
Wells Fargo, Ser J, 8.000%	393,028	11,004,784
		138,891,816
Oil & Gas — 2.9%
Southwestern Energy, Ser B, 6.250%*	234,431	4,767,741
WPX Energy, 6.250%*	42,720	1,237,598
		6,005,339
Real Estate Investment Trusts — 4.6%
Digital Realty Trust, Ser H, 7.375%	96,280	2,577,416
Vereit, Ser F, 6.700%(A)	284,767	6,891,361
		9,468,777
Telecommunications — 9.0%
Frontier Communications, 11.125%*	113,847	10,175,645
Qwest, 7.500%	151,376	3,919,124
Qwest, Ser 51, 7.375%	174,195	4,464,618
		18,559,387
TOTAL UNITED STATES		188,331,278
TOTAL PREFERRED STOCK
(Cost $221,047,539)		204,834,723

REPURCHASE AGREEMENT — 0.4%
Deutsche Bank
0.300%, dated 01/31/16, to be repurchased on 02/01/16, repurchase price $835,771 (collateralized by U.S. Treasury Notes, par value $842,954, 1.375%, 02/29/20 with a market value of $853,154) (C)
(Cost $835,750)	$835,750	835,750
TOTAL INVESTMENTS — 99.6%
(Cost $221,883,289)†		$205,670,473

Percentages are based on Net Assets of $206,456,029

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $816,808.
(B)	Floating rate security - Rate disclosed is the rate in effect on January 31, 2016.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2016 was $835,750.

Schedule of Investments (Unaudited)	January 31, 2016

Global X SuperIncomeTM Preferred ETF

†	At January 31, 2016, the tax basis cost of the Fund's investments was $221,883,289, and the unrealized appreciation and depreciation were $1,882,557 and $(18,095,373), respectively.

Ser — Series

The following is a summary of the inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$204,834,723	$—	$—	$204,834,723
Repurchase Agreement	—	835,750	—	835,750
Total Investments in Securities	$204,834,723	$835,750	$—	$205,670,473

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X Social Media Index ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 24.2%
Technology — 24.2%
Changyou.com ADR *	7,568	$139,175
NetEase ADR	26,441	4,128,498
Renren ADR *	197,997	633,590
Tencent Holdings	411,505	7,661,342
Youku.com ADR *	148,350	4,039,571
YY ADR *	26,810	1,557,929
TOTAL CHINA		18,160,105
GERMANY— 0.8%
Technology — 0.8%
XING	3,374	643,096
IRELAND— 2.4%
Consumer Goods — 2.4%
King Digital Entertainment	99,141	1,777,598
JAPAN— 11.1%
Technology — 11.1%
Dena (A)	128,931	1,834,949
Gree (A)	127,035	552,988
Mixi	50,350	1,584,550
Nexon	271,172	4,340,902
TOTAL JAPAN		8,313,389
RUSSIA— 9.4%
Technology — 9.4%
Mail.ru Group GDR *	156,152	3,372,883
Yandex, Cl A *	271,786	3,647,368
TOTAL RUSSIA		7,020,251
TAIWAN— 1.0%
Technology — 1.0%
PChome Online	83,833	749,374
UNITED STATES— 51.1%
Technology — 51.1%
Alphabet, Cl A *	5,315	4,046,575
Angie's List *	51,899	440,622
Facebook, Cl A *	79,823	8,956,939
Groupon, Cl A * (A)	578,040	1,572,269
Jive Software *	57,517	200,159
LinkedIn, Cl A *	39,346	7,786,967
Nutrisystem	34,777	688,932
Pandora Media *	186,123	1,809,116
SINA *	69,846	3,209,424
Twitter *	118,620	1,992,816

Schedule of Investments (Unaudited)	January 31, 2016

Global X Social Media Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Technology — continued
United Online *	17,105	$181,484
Weibo ADR *	16,502	251,160
Yahoo! *	110,752	3,268,291
Yelp, Cl A *	79,769	1,671,161
Zynga, Cl A *	927,221	2,280,964
TOTAL UNITED STATES		38,356,879
TOTAL COMMON STOCK
(Cost $98,496,413)		75,020,692

REPURCHASE AGREEMENT — 1.8%
Deutsche Bank
0.300%, dated 01/31/16, to be repurchased on 02/01/16, repurchase price $1,373,846 (collateralized by U.S. Treasury Notes, par value $1,385,654, 1.375%, 02/29/20 with a market value of $1,402,421) (B)
(Cost $1,373,812)	$1,373,812	1,373,812
TOTAL INVESTMENTS — 101.8%
(Cost $99,870,225)†		$76,394,504

Percentages are based on Net Assets of $75,022,269.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $1,315,696.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2016 was $1,373,812.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $99,870,225, and the unrealized appreciation and depreciation were $4,760,364 and $(28,236,085), respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following is a summary of the inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$75,020,692	$—	$—	$75,020,692
Repurchase Agreement	—	1,373,812	—	1,373,812
Total Investments in Securities	$75,020,692	$1,373,812	$—	$76,394,504

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X | JPMorgan Efficiente Index ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
iShares 1-3 Year Treasury Bond ETF, Cl 3	31,426	$2,668,381
iShares 20+ Year Treasury Bond ETF	10,923	1,390,498
Vanguard REIT ETF	16,842	1,296,329
Vanguard S&P 500 ETF	7,198	1,278,077
TOTAL EXCHANGE TRADED FUNDS
(Cost $6,748,489)		6,633,285

TOTAL INVESTMENTS — 100.0%
(Cost $6,748,489)†		$6,633,285

Percentages are based on Net Assets of $6,635,213.

†	At January 31, 2016, the tax basis cost of the Fund's investments was $6,748,489, and the unrealized appreciation and depreciation were $71,003 and $(186,207), respectively.

Cl — Class

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

S&P — Standard & Poor's

As of January 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X | JPMorgan US Sector Rotator Index ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
Consumer Staples Select Sector SPDR Fund	50,524	$2,564,598
Health Care Select Sector SPDR Fund	31,192	2,073,332
iShares 1-3 Year Treasury Bond ETF, Cl 3	28,881	2,452,286
SPDR Dow Jones REIT ETF	27,368	2,405,921
Utilities Select Sector SPDR Fund	59,284	2,692,679
TOTAL EXCHANGE TRADED FUNDS
(Cost $12,252,067)		12,188,816

TOTAL INVESTMENTS — 100.0%
(Cost $12,252,067)†		$12,188,816

Percentages are based on Net Assets of $12,191,382.

†	At January 31, 2016, the tax basis cost of the Fund's investments was $12,252,067, and the unrealized appreciation and depreciation were $189,503 and $(252,754), respectively.

Cl — Class

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipts

As of January 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X Permanent ETF

	Face Amount/Shares	Value
U.S. TREASURY OBLIGATIONS — 52.4%
U.S. Treasury Bonds
4.625%, 02/15/40	$518,200	$706,088
4.375%, 05/15/40	541,700	713,055
4.375%, 11/15/39	541,800	712,721
3.875%, 08/15/40	579,318	709,144
U.S. Treasury Notes
1.500%, 07/31/16	660,000	663,229
1.500%, 06/30/16	664,000	666,782
1.000%, 08/31/16	665,000	666,695
0.875%, 11/30/16	668,000	669,435
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,320,679)		5,507,149

EXCHANGE TRADED COMMODITIES — 23.9%
ETFS Physical Gold	9,370	1,011,070
ETFS Physical Silver	31,662	432,736
ETFS Physical Silver (GBP shares)	3,802	52,058
Gold Bullion Securities	9,499	1,010,123
TOTAL EXCHANGE TRADED COMMODITIES
(Cost $3,708,369)		2,505,987

COMMON STOCK — 18.0%
AUSTRALIA— 0.2%
Basic Materials — 0.2%
BHP Billiton ADR	878	19,237
CANADA— 0.2%
Basic Materials — 0.2%
Potash Corp of Saskatchewan	1,149	18,729
FRANCE— 0.3%
Oil & Gas — 0.3%
Total	712	31,526
NETHERLANDS— 0.3%
Oil & Gas — 0.3%
Royal Dutch Shell ADR, Cl A	625	27,456
PERU— 0.3%
Basic Materials — 0.3%
Southern Copper	1,205	31,234
SWITZERLAND— 0.4%
Basic Materials — 0.4%
Glencore Xstrata	8,630	10,954
Syngenta ADR	447	33,024
TOTAL SWITZERLAND		43,978

Schedule of Investments (Unaudited)	January 31, 2016

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 0.7%
Basic Materials — 0.4%
MMC Norilsk Nickel ADR	2,000	$23,120
Rio Tinto ADR	867	21,371
		44,491
Oil & Gas — 0.3%
BP	5,300	28,275
TOTAL UNITED KINGDOM		72,766
UNITED STATES— 15.6%
Consumer Goods — 1.7%
Altria Group	391	23,894
Archer-Daniels-Midland	737	26,053
Coca-Cola	464	19,915
Monsanto	334	30,260
PepsiCo	205	20,356
Philip Morris International	238	21,422
Procter & Gamble	245	20,014
Walgreens Boots Alliance	227	18,097
		180,011
Consumer Services — 1.3%
Amazon.com *	44	25,828
Comcast, Cl A	318	17,716
CVS Health	183	17,676
Home Depot	173	21,756
McDonald's	202	25,004
Wal-Mart Stores	270	17,917
Walt Disney	168	16,098
		141,995
Financials — 1.3%
Bank of America	1,127	15,936
Berkshire Hathaway, Cl B *	140	18,168
Citigroup	347	14,775
Goldman Sachs Group	92	14,863
JPMorgan Chase	283	16,839
Mastercard, Cl A	205	18,251
Visa, Cl A	285	21,230
Wells Fargo	340	17,078
		137,140
Health Care — 1.9%
AbbVie	285	15,647
Allergan *	63	17,919
Amgen	125	19,091
Biogen Idec *	48	13,107

Schedule of Investments (Unaudited)	January 31, 2016

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Bristol-Myers Squibb	289	$17,964
Celgene *	166	16,653
Eli Lilly	229	18,114
Gilead Sciences	163	13,529
Johnson & Johnson	196	20,470
Merck	336	17,025
Pfizer	573	17,471
UnitedHealth Group	157	18,080
		205,070
Industrials — 1.1%
3M	130	19,630
Boeing	138	16,578
Deere	366	28,186
General Electric	718	20,894
Union Pacific	197	14,184
United Technologies	173	15,170
		114,642
Oil & Gas — 0.8%
Chevron	369	31,908
Exxon Mobil	428	33,320
Schlumberger	223	16,116
		81,344
Real Estate Investment Trusts — 5.5%
American Tower, Cl A	572	53,963
AvalonBay Communities	335	57,449
Care Capital Properties	209	6,258
Crown Castle International	665	57,323
Equity Residential	760	58,588
General Growth Properties	2,082	58,379
ProLogis	1,439	56,797
Public Storage	290	73,532
Simon Property Group	309	57,561
Ventas	838	46,358
Welltower	813	50,585
		576,793
Technology — 1.6%
Alphabet, Cl A *	33	25,124
Apple	152	14,796
Cisco Systems	697	16,582
Facebook, Cl A *	222	24,911
Intel	629	19,512
International Business Machines	118	14,725
Microsoft	434	23,909

Schedule of Investments (Unaudited)	January 31, 2016

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Oracle	453	$16,448
QUALCOMM	306	13,874
		169,881
Telecommunications — 0.4%
AT&T	537	19,364
Verizon Communications	410	20,488
		39,852
TOTAL UNITED STATES		1,646,728
TOTAL COMMON STOCK
(Cost $1,886,251)		1,891,654

EXCHANGE TRADED FUNDS — 5.2%
Vanguard FTSE All-World ex-US ETF, Cl U	6,631	271,539
Vanguard Small-Cap ETF	2,649	270,834
TOTAL EXCHANGE TRADED FUNDS
(Cost $567,483)		542,373

TOTAL INVESTMENTS — 99.5%
(Cost $11,482,782)†		$10,447,163

Percentages are based on Net Assets of $10,499,544.

*	Non-income producing security.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $11,482,782, and the unrealized appreciation and depreciation were $447,159 and $(1,482,778), respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

FTSE  — Financial Times and Stock Exchange

GBP — British Pound Sterling

The following is a summary of the inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$5,507,149	$—	$5,507,149
Exchange Traded Commodities	2,505,987	—	—	2,505,987
Common Stock	1,891,654	—	—	1,891,654
Exchange Traded Funds	542,373	—	—	542,373
Total Investments in Securities	$4,940,014	$5,507,149	$—	$10,447,163

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X GuruTM Index ETF

	Shares	Value
COMMON STOCK — 97.4%
CANADA— 5.7%
Health Care — 3.4%
Valeant Pharmaceuticals International *	49,626	$4,477,258
Industrials — 2.3%
Canadian Pacific Railway	25,200	3,017,196
TOTAL CANADA		7,494,454
IRELAND— 2.5%
Health Care — 2.5%
Horizon Pharma *	186,464	3,263,120
UNITED STATES— 89.2%
Basic Materials — 2.4%
Celanese, Cl A	48,787	3,106,268
Consumer Goods — 14.7%
Darling Ingredients *	383,353	3,446,344
DR Horton	111,397	3,064,531
Ferrari * (A)	25,939	1,031,594
Fiat Chrysler Automobiles (A)	259,343	1,825,775
General Motors	99,674	2,954,337
Mondelez International, Cl A	80,123	3,453,301
NIKE, Cl B	57,002	3,534,694
		19,310,576
Consumer Services — 18.2%
CBS, Cl B	68,819	3,268,903
Extended Stay America	208,220	2,667,298
GrubHub * (A)	137,794	2,597,417
Houghton Mifflin Harcourt *	184,964	3,299,758
Michaels *	172,345	3,757,121
Netflix *	29,784	2,735,362
Pandora Media *	279,950	2,721,114
priceline.com *	2,769	2,948,902
		23,995,875
Financials — 18.2%
Ally Financial *	178,028	2,821,744
American International Group	57,553	3,250,593
Bank of New York Mellon	81,278	2,943,889
Citigroup	65,206	2,776,471
Investors Bancorp	282,592	3,303,501
JPMorgan Chase	52,743	3,138,209
Moody's	34,462	3,071,943
Voya Financial	84,604	2,587,190
		23,893,540
Health Care — 7.7%
Allergan *	11,726	3,335,226

Schedule of Investments (Unaudited)	January 31, 2016

Global X GuruTM Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Health Care — continued
Cigna	26,074	$3,483,486
Humana	20,605	3,354,288
		10,173,000
Industrials — 8.5%
FleetCor Technologies *	23,517	2,888,828
Owens-Illinois *	185,598	2,401,638
RR Donnelley & Sons	221,703	3,097,191
Spirit Aerosystems Holdings, Cl A *	66,397	2,815,233
		11,202,890
Oil & Gas — 1.7%
Cheniere Energy *	73,025	2,194,401
Real Estate Investment Trusts — 5.3%
American Tower, Cl A	35,691	3,367,089
Crown Castle International	41,354	3,564,715
		6,931,804
Technology — 12.5%
Apple	30,675	2,985,905
CDK Global	74,329	3,274,192
CDW	79,102	3,041,472
Cognizant Technology Solutions, Cl A *	54,399	3,444,001
Facebook, Cl A *	33,173	3,722,342
		16,467,912
TOTAL UNITED STATES		117,276,266
TOTAL COMMON STOCK
(Cost $155,998,676)		128,033,840

MASTER LIMITED PARTNERSHIP — 2.4%
UNITED STATES— 2.4%
Oil & Gas — 2.4%
Enterprise Products Partners
(Cost $4,301,216)	132,249	3,162,074

REPURCHASE AGREEMENT — 0.8%
Deutsche Bank
0.300%, dated 01/31/16, to be repurchased on 02/01/16, repurchase price
$1,000,025 (collateralized by U.S. Treasury Obligations, par value
$1,008,620, 1.375%, 02/29/20 with a total market value of $1,020,824) (B)
(Cost $1,000,000)	$1,000,000	1,000,000
TOTAL INVESTMENTS — 100.6%
(Cost $161,299,892)†		$132,195,914

Percentages are based on Net Assets of $131,452,022.

Schedule of Investments (Unaudited)	January 31, 2016

Global X GuruTM Index ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $3,109,918.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2016 was $1,000,000.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $161,299,892, and the unrealized appreciation and depreciation were $4,646,522 and $(33,750,500), respectively.

Cl — Class

The following is a summary of the inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$128,033,840	$—	$—	$128,033,840
Master Limited Partnership	3,162,074	—	—	3,162,074
Repurchase Agreement	—	1,000,000	—	1,000,000
Total Investments in Securities	$131,195,914	$1,000,000	$—	$132,195,914

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X GuruTM Activist Index ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA— 8.8%
Basic Materials — 2.0%
Agrium	276	$23,977
Consumer Services — 2.1%
Restaurant Brands International	728	24,446
Health Care — 2.8%
Valeant Pharmaceuticals International *	368	33,202
Industrials — 1.9%
Canadian Pacific Railway	187	22,390
TOTAL CANADA		104,015
UNITED STATES— 91.0%
Basic Materials — 6.8%
Air Products & Chemicals	188	23,821
Dow Chemical	507	21,294
EI du Pont de Nemours	386	20,365
Freeport-McMoRan Copper & Gold	3,083	14,182
		79,662
Consumer Goods — 10.7%
ConAgra Foods	658	27,398
Herbalife *	475	21,950
Mondelez International, Cl A	598	25,774
PepsiCo	265	26,315
Walgreens Boots Alliance	312	24,873
		126,310
Consumer Services — 18.6%
CBS, Cl B	516	24,510
Comcast, Cl A	423	23,565
Hertz Global Holdings *	1,586	14,401
McDonald's	236	29,212
Sysco	640	25,478
Time Warner	368	25,922
Time Warner Cable	142	25,845
Twenty-First Century Fox, Cl B	851	23,062
Yum! Brands	370	26,777
		218,772
Financials — 11.4%
American Express	364	19,474
Aon	274	24,065
Bank of New York Mellon	603	21,841
CBRE Group, Cl A *	740	20,698
Franklin Resources	647	22,425
Willis Towers Watson	221	25,298
		133,801

Schedule of Investments (Unaudited)	January 31, 2016

Global X GuruTM Activist Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 10.3%
Allergan *	87	$24,746
Amgen	165	25,200
Baxter International	687	25,144
Hologic *	647	21,959
Zoetis, Cl A	566	24,366
		121,415
Industrials — 6.1%
FedEx	160	21,261
General Electric	863	25,113
PayPal Holdings *	715	25,840
		72,214
Oil & Gas — 8.3%
Baker Hughes	530	23,060
CVR Energy	600	21,012
Halliburton	687	21,840
Hess	436	18,530
Williams	692	13,356
		97,798
Technology — 16.7%
Adobe Systems *	287	25,580
Alphabet, Cl C *	36	26,746
Apple	228	22,194
EMC	1,035	25,636
Microsoft	489	26,939
Motorola Solutions	368	24,571
Nuance Communications *	1,282	22,602
QUALCOMM	493	22,353
		196,621
Telecommunications — 2.1%
Level 3 Communications *	510	24,893
TOTAL UNITED STATES		1,071,486
TOTAL COMMON STOCK
(Cost $1,404,012)		1,175,501
TOTAL INVESTMENTS — 99.8%
(Cost $1,404,012)†		$1,175,501

Percentages are based on Net Assets of $1,178,087.

*	Non-income producing security.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $1,404,012, and the unrealized appreciation and depreciation were $28,497 and $(257,008), respectively.

Cl — Class

As of January 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Schedule of Investments (Unaudited)	January 31, 2016

Global X GuruTM Activist Index ETF

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X GuruTM International Index ETF

	Shares	Value
COMMON STOCK — 98.1%
ARGENTINA— 1.8%
Oil & Gas — 1.8%
YPF ADR	1,271	$21,404
AUSTRALIA— 1.7%
Basic Materials — 1.7%
BHP Billiton ADR	890	19,500
BRAZIL— 3.7%
Financials — 1.6%
Banco Bradesco ADR	4,169	19,052
Industrials — 2.1%
Embraer ADR	829	23,859
TOTAL BRAZIL		42,911
CANADA— 19.3%
Basic Materials — 5.0%
Agrium	273	23,715
Barrick Gold	3,437	34,061
		57,776
Consumer Goods — 1.9%
Gildan Activewear, Cl A	865	21,798
Consumer Services — 2.0%
Restaurant Brands International	696	23,372
Industrials — 4.5%
Canadian Pacific Railway	174	20,833
Progressive Waste Solutions	1,126	31,719
		52,552
Oil & Gas — 3.8%
Canadian Natural Resources	1,063	22,600
Cenovus Energy	1,749	21,495
		44,095
Technology — 2.1%
BlackBerry *	3,353	23,873
TOTAL CANADA		223,466
CHINA— 14.2%
Consumer Services — 5.7%
Alibaba Group Holding ADR *	333	22,321
Ctrip.com International ADR *	472	20,145
Vipshop Holdings ADR *	1,811	23,253
		65,719
Oil & Gas — 2.0%
JinkoSolar Holding ADR *	1,143	23,523

Schedule of Investments (Unaudited)	January 31, 2016

Global X GuruTM International Index ETF

	Shares	Value
COMMON STOCK — continued
Technology — 6.5%
Baidu ADR *	125	$20,409
NetEase ADR	163	25,451
Qihoo 360 Technology ADR *	403	28,899
		74,759
TOTAL CHINA		164,001
FINLAND— 2.2%
Technology — 2.2%
Nokia ADR	3,564	25,661
FRANCE— 1.6%
Health Care — 1.6%
Flamel Technologies ADR *	1,858	18,877
HONG KONG— 2.1%
Consumer Services — 2.1%
Melco Crown Entertainment ADR	1,582	24,110
INDIA— 4.3%
Financials — 1.8%
ICICI Bank ADR	3,211	21,353
Technology — 2.5%
Infosys ADR	1,591	28,495
TOTAL INDIA		49,848
IRELAND— 1.7%
Health Care — 1.7%
Shire ADR	120	20,196
ISRAEL— 8.3%
Health Care — 2.3%
Teva Pharmaceutical Industries ADR	425	26,129
Technology — 6.0%
Mellanox Technologies *	563	25,588
RADWARE *	1,722	23,006
Tower Semiconductor *	1,632	20,514
		69,108
TOTAL ISRAEL		95,237
MEXICO— 3.6%
Industrials — 1.7%
Cemex ADR *	4,290	19,434
Telecommunications — 1.9%
America Movil ADR, Ser L, Cl L	1,546	21,860
TOTAL MEXICO		41,294

Schedule of Investments (Unaudited)	January 31, 2016

Global X GuruTM International Index ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS— 5.7%
Industrials — 3.8%
AerCap Holdings *	605	$18,580
Koninklijke Philips	961	25,639
		44,219
Oil & Gas — 1.9%
Royal Dutch Shell ADR, Cl A	508	22,316
TOTAL NETHERLANDS		66,535
PERU— 2.0%
Financials — 2.0%
Credicorp Ltd.	233	23,617
SINGAPORE— 4.2%
Oil & Gas — 1.8%
Interoil *	664	20,252
Technology — 2.4%
Avago Technologies, Cl A	208	27,812
TOTAL SINGAPORE		48,064
SOUTH KOREA— 2.0%
Telecommunications — 2.0%
SK Telecom ADR	1,163	22,923
SWITZERLAND— 1.9%
Financials — 1.9%
UBS Group	1,315	21,882
TAIWAN— 2.2%
Technology — 2.2%
Taiwan Semiconductor Manufacturing ADR	1,143	25,546
UNITED KINGDOM— 3.4%
Oil & Gas — 3.4%
BP ADR	735	23,792
Ensco, Cl A	1,534	15,002
TOTAL UNITED KINGDOM		38,794
UNITED STATES— 12.2%
Consumer Goods — 1.8%
Ferrari *	187	7,437
Fiat Chrysler Automobiles	1,872	13,179
		20,616
Consumer Services — 2.6%
TAL Education Group ADR *	620	29,742

Schedule of Investments (Unaudited)	January 31, 2016

Global X GuruTM International Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.5%
Deutsche Bank	980	$17,532
Industrials — 2.0%
Chicago Bridge & Iron	607	23,564
Oil & Gas — 4.3%
Euronav	1,907	22,979
TransCanada	791	27,337
		50,316
TOTAL UNITED STATES		141,770
TOTAL COMMON STOCK
(Cost $1,394,213)		1,135,636

PREFERRED STOCK — 1.8%
BRAZIL— 1.8%
Financials — 1.8%
Itau Unibanco Holding
(Cost $31,253)	3,294	20,719
TOTAL INVESTMENTS — 99.9%
(Cost $1,425,466)†		$1,156,355

Percentages are based on Net Assets of $1,157,754.

*	Non-income producing security.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $1,425,466, and the unrealized appreciation and depreciation were $64,892 and $(334,003), respectively.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

As of January 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X GF China Bond ETF

	Face Amount(1)	Value
CORPORATE OBLIGATIONS — 96.5%
Basic Materials — 4.5%
Wuhan Iron & Steel Group MTN
4.990%, 08/08/16	10,000,000	$1,532,200
Consumer Services — 4.5%
Overseas Chinese Town Enterprises MTN
5.400%, 08/08/17	10,000,000	1,561,814
Energy — 9.2%
China Three Gorges MTN
4.440%, 04/17/18	10,000,000	1,564,615
Shenhua Group MTN
5.150%, 06/13/19	10,000,000	1,618,395
		3,183,010
Financials — 32.6%
Agricultural Development Bank of China
4.950%, 07/16/19	10,000,000	1,619,403
China Development Bank
4.830%, 09/19/19	30,000,000	4,835,683
3.750%, 07/09/17	20,000,000	3,088,898
China Merchants Group MTN
5.400%, 08/18/21	10,000,000	1,668,126
		11,212,110
Government — 22.7%
China Government Bond
4.000%, 09/11/17	20,000,000	3,114,194
3.530%, 10/30/19	30,000,000	4,692,491
		7,806,685
Industrials — 13.6%
China North Industries Group
4.480%, 05/24/17	10,000,000	1,545,885
China Shipbuilding Industry MTN
5.350%, 05/12/17	10,000,000	1,554,723
China State Shipbuilding MTN
4.800%, 07/18/19	10,000,000	1,587,723
		4,688,331
Technology — 4.7%
China Electronics MTN
5.400%, 06/13/19	10,000,000	1,615,360
		1,615,360
Utilities — 4.7%
China Huaneng Group MTN
5.750%, 03/14/19	10,000,000	1,635,060
TOTAL CORPORATE OBLIGATION
(Cost $34,281,168)		33,234,570
TOTAL INVESTMENTS — 96.5%
(Cost $34,281,168)†		$33,234,570

Percentages are based on Net Assets of $34,435,639.

Schedule of Investments (Unaudited)	January 31, 2016

Global X GF China Bond ETF

†	At January 31, 2016, the tax basis cost of the Fund's investments was $34,281,168, and the unrealized appreciation and depreciation were $46,835 and $(1,093,433), respectively.

(1) In local currency (CNY) unless otherwise indicated.

CNY — Chinese Yuan Renminbi

MTN — Medium Term Note

As of January 31, 2016, all of the Fund's investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — 100.1%
IRELAND— 0.4%
Financials — 0.3%
XL Group, Cl A	933	$33,831
Health Care — 0.1%
Alkermes *	183	5,858
Technology — 0.0%
Seagate Technology	159	4,619
TOTAL IRELAND		44,308
ISRAEL— 0.4%
Technology — 0.4%
Check Point Software Technologies *	684	53,906
SWEDEN— 0.4%
Consumer Goods — 0.4%
Autoliv	435	44,709
SWITZERLAND— 0.2%
Industrials — 0.2%
TE Connectivity	532	30,409
UNITED KINGDOM— 0.1%
Consumer Goods — 0.1%
Delphi Automotive	233	15,131
UNITED STATES— 98.6%
Basic Materials — 2.8%
Air Products & Chemicals	43	5,449
Airgas	257	35,980
Alcoa	2,889	21,061
Ashland	264	25,017
Celanese, Cl A	539	34,318
CF Industries Holdings	1,013	30,390
Dow Chemical	253	10,626
Eastman Chemical	108	6,611
Ecolab	154	16,612
EI du Pont de Nemours	132	6,964
Freeport-McMoRan Copper & Gold	626	2,879
International Flavors & Fragrances	187	21,872
International Paper	208	7,116
LyondellBasell Industries, Cl A	187	14,580
Mosaic	705	16,990
Newmont Mining	3,597	71,796
Nucor	281	10,979
PPG Industries	45	4,280
Praxair	79	7,900
		351,420

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — 15.2%
Activision Blizzard	2,164	$75,351
Altria Group	654	39,966
Archer-Daniels-Midland	375	13,256
BorgWarner	141	4,140
Brown-Forman, Cl B	297	29,059
Bunge	805	49,918
Campbell Soup	1,000	56,410
Church & Dwight	647	54,348
Clorox	747	96,400
Coach	738	27,343
Coca-Cola	247	10,601
Coca-Cola Enterprises	671	31,148
Colgate-Palmolive	157	10,602
ConAgra Foods	2,643	110,055
Constellation Brands, Cl A	393	59,925
DR Horton	506	13,920
Dr Pepper Snapple Group	487	45,700
Electronic Arts *	650	41,954
Estee Lauder, Cl A	374	31,883
Ford Motor	1,528	18,244
General Mills	550	31,080
General Motors	483	14,316
Genuine Parts	177	15,252
Goodyear Tire & Rubber	451	12,813
Hanesbrands	1,068	32,649
Harley-Davidson	163	6,520
Harman International Industries	128	9,522
Hasbro	143	10,622
Hershey	111	9,780
Hormel Foods	220	17,690
Jarden *	364	19,310
JM Smucker	627	80,457
Kellogg	332	24,382
Kimberly-Clark	113	14,512
Lear	131	13,602
Lennar, Cl A	297	12,519
LKQ *	383	10,494
Mattel	1,305	36,005
McCormick	778	68,441
Michael Kors Holdings *	305	12,169
Mohawk Industries *	161	26,792
Molson Coors Brewing, Cl B	469	42,435
Mondelez International, Cl A	870	37,497
Monsanto	130	11,778

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Monster Beverage *	233	$31,462
Newell Rubbermaid	880	34,126
NIKE, Cl B	484	30,013
PepsiCo	111	11,022
Philip Morris International	134	12,061
Procter & Gamble	197	16,093
PVH	428	31,407
Ralph Lauren, Cl A	153	17,212
Reynolds American	808	40,360
Snap-On	81	13,086
Stanley Black & Decker	564	53,208
Tesla Motors *	158	30,210
Tyson Foods, Cl A	1,624	86,657
Under Armour, Cl A *	491	41,946
VF	232	14,523
Walgreens Boots Alliance	466	37,150
Whirlpool	120	16,127
		1,907,523
Consumer Services — 13.1%
Advance Auto Parts	229	34,819
Alaska Air Group	143	10,067
Amazon.com *	28	16,436
AmerisourceBergen, Cl A	321	28,749
AutoZone *	65	49,880
Bed Bath & Beyond *	271	11,699
Best Buy	1,331	37,175
Cardinal Health	356	28,967
CarMax *	132	5,832
Carnival	493	23,728
Charter Communications, Cl A *	264	45,239
Chipotle Mexican Grill, Cl A *	36	16,307
Comcast, Cl A	513	28,579
Costco Wholesale	154	23,272
CVS Health	386	37,284
Darden Restaurants	209	13,180
Delta Air Lines	527	23,341
DISH Network, Cl A *	363	17,522
Dollar General	562	42,184
Dollar Tree *	386	31,389
eBay *	2,513	58,955
Expedia	306	30,918
Foot Locker	187	12,634
H&R Block	572	19,476

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Hilton Worldwide Holdings	164	$2,921
Home Depot	145	18,235
IHS, Cl A *	66	6,905
Interpublic Group of Companies	913	20,488
JetBlue Airways *	1,134	24,166
Kohl's	1,056	52,536
Kroger	473	18,357
L Brands	612	58,844
Liberty Global, Cl A *	880	30,281
Lowe's	131	9,387
Marriott International, Cl A	209	12,807
McDonald's	529	65,480
McKesson	60	9,659
MGM Resorts International *	1,094	21,967
Netflix *	144	13,225
Nielsen Holdings	1,902	91,600
Nordstrom	406	19,935
Norwegian Cruise Line Holdings *	148	6,715
Omnicom Group	79	5,795
O'Reilly Automotive *	55	14,350
priceline.com *	11	11,715
Rite Aid *	1,397	10,883
Ross Stores	528	29,705
Royal Caribbean Cruises	280	22,949
Signet Jewelers	231	26,796
Sirius XM Holdings *	6,382	23,614
Southwest Airlines	682	25,657
Staples	3,302	29,454
Starbucks	406	24,673
Starwood Hotels & Resorts Worldwide	111	6,909
Sysco	296	11,784
Target	781	56,560
Tiffany	86	5,490
Time Warner	253	17,821
Time Warner Cable	121	22,023
TJX	340	24,222
Tractor Supply	218	19,252
TripAdvisor *	130	8,679
Twenty-First Century Fox, Cl A	187	5,043
Ulta Salon Cosmetics & Fragrance *	120	21,740
United Continental Holdings *	165	7,966
Viacom, Cl B	80	3,651
Wal-Mart Stores	331	21,965
Walt Disney	252	24,147

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Whole Foods Market	97	$2,843
Wyndham Worldwide	166	10,773
Yum! Brands	220	15,921
		1,643,520
Financials — 14.6%
Affiliated Managers Group *	40	5,368
Aflac	540	31,298
Allstate	374	22,664
Ally Financial *	449	7,117
American Express	77	4,119
American International Group	462	26,094
Ameriprise Financial	76	6,889
Aon	56	4,918
Arch Capital Group *	1,332	89,977
Bank of America	1,107	15,653
Bank of New York Mellon	1,181	42,776
BB&T	968	31,615
Berkshire Hathaway, Cl B *	198	25,694
BlackRock, Cl A	26	8,171
Capital One Financial	285	18,702
CBRE Group, Cl A *	440	12,307
Charles Schwab	1,265	32,295
Chubb	222	25,102
Cincinnati Financial	862	49,677
CIT Group	1,398	41,031
Citigroup	187	7,963
Citizens Financial Group	616	13,090
CME Group, Cl A	1,005	90,299
Comerica	755	25,896
Discover Financial Services	344	15,752
E*TRADE Financial *	858	20,214
Equifax	387	40,945
Extra Space Storage	176	15,961
Fifth Third Bancorp	1,745	27,571
First Republic Bank	286	19,448
FNF Group	1,013	32,801
Franklin Resources	132	4,575
Goldman Sachs Group	137	22,134
Hartford Financial Services Group	741	29,773
Huntington Bancshares	6,761	58,009
Intercontinental Exchange	228	60,146
Invesco	591	17,689
JPMorgan Chase	604	35,938

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
KeyCorp	1,719	$19,184
Lincoln National	507	20,006
Loews	970	35,900
M&T Bank	514	56,633
Markel *	112	94,131
Marsh & McLennan	99	5,280
Mastercard, Cl A	154	13,711
McGraw Hill Financial	89	7,567
MetLife	174	7,769
Moody's	185	16,491
Morgan Stanley	242	6,263
New York Community Bancorp	3,078	47,647
Northern Trust	714	44,325
PNC Financial Services Group	429	37,173
Principal Financial Group	338	12,844
Progressive	1,938	60,562
Prudential Financial	108	7,569
Regions Financial	2,640	21,437
State Street	121	6,743
SunTrust Banks	370	13,535
Synchrony Financial *	408	11,595
T Rowe Price Group	68	4,825
TD Ameritrade Holding	869	23,967
Travelers	339	36,287
Unum Group	1,123	32,163
US Bancorp	510	20,431
Visa, Cl A	219	16,313
Voya Financial	362	11,070
Wells Fargo	684	34,357
Western Union	1,508	26,903
Willis Towers Watson	381	43,613
		1,835,965
Health Care — 10.8%
Abbott Laboratories	556	21,045
Aetna	410	41,754
Allergan *	66	18,773
Anthem	390	50,891
Baxter International	341	12,481
Becton Dickinson	176	25,585
BioMarin Pharmaceutical *	231	17,098
Boston Scientific *	1,508	26,435
Bristol-Myers Squibb	193	11,997
Celgene *	72	7,223

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Cigna	518	$69,205
CR Bard	198	36,287
DaVita HealthCare Partners *	930	62,421
DENTSPLY International	972	57,241
Edwards Lifesciences *	374	29,251
Eli Lilly	406	32,115
Endo International *	219	12,148
Express Scripts Holding *	692	49,734
Gilead Sciences	100	8,300
Henry Schein *	377	57,093
Hologic *	275	9,333
Humana	275	44,767
Incyte *	246	17,358
Jazz Pharmaceuticals *	87	11,200
Johnson & Johnson	68	7,102
Laboratory Corp of America Holdings *	656	73,702
Mallinckrodt *	176	10,224
Medivation *	231	7,554
Medtronic	314	23,839
Merck	969	49,099
Perrigo	242	34,988
Pfizer	1,329	40,521
Quest Diagnostics	1,327	87,144
Regeneron Pharmaceuticals *	22	9,242
ResMed	296	16,783
Stryker	184	18,244
Thermo Fisher Scientific	133	17,564
UnitedHealth Group	560	64,490
Universal Health Services, Cl B	427	48,097
Varian Medical Systems *	422	32,549
Vertex Pharmaceuticals *	108	9,801
Waters *	370	44,848
Zimmer Biomet Holdings	186	18,462
Zoetis, Cl A	462	19,889
		1,363,877
Industrials — 11.6%
3M	99	14,949
Accenture, Cl A	183	19,314
Acuity Brands	52	10,526
Agilent Technologies	97	3,652
Alliance Data Systems *	114	22,776
AMETEK	439	20,655
Amphenol, Cl A	507	25,132

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Automatic Data Processing	182	$15,122
Ball	331	22,121
Boeing	132	15,857
Caterpillar	97	6,037
CH Robinson Worldwide	582	37,696
CSX	253	5,824
Cummins	55	4,944
Danaher	362	31,367
Deere	549	42,279
Dover	422	24,666
Eaton	142	7,172
Emerson Electric	101	4,644
Expeditors International of Washington	957	43,180
Fastenal	261	10,586
FedEx	110	14,617
Fidelity National Information Services	770	45,992
Fiserv *	385	36,406
FleetCor Technologies *	187	22,971
Fluor	250	11,223
Fortune Brands Home & Security	298	14,480
General Dynamics	192	25,684
General Electric	1,221	35,531
Global Payments	209	12,321
Honeywell International	57	5,882
Illinois Tool Works	77	6,935
Ingersoll-Rand	220	11,323
JB Hunt Transport Services	253	18,393
Johnson Controls	189	6,779
Kansas City Southern	132	9,356
L-3 Communications Holdings, Cl 3	365	42,646
LinkedIn, Cl A *	76	15,041
Lockheed Martin	82	17,302
Martin Marietta Materials	230	28,883
Masco	775	20,452
Mettler-Toledo International *	42	13,140
Norfolk Southern	89	6,275
Northrop Grumman	79	14,620
Parker-Hannifin	152	14,768
Paychex	631	30,200
Raytheon	341	43,730
Republic Services, Cl A	1,771	77,393
Rockwell Automation	96	9,175
Rockwell Collins	320	25,882
Roper Technologies	353	62,012

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sealed Air	283	$11,470
Sherwin-Williams	87	22,243
Stericycle *	239	28,763
Textron	374	12,798
Total System Services	308	12,369
TransDigm Group *	279	62,700
Tyco International	135	4,643
Union Pacific	56	4,032
United Parcel Service, Cl B	100	9,320
United Rentals *	75	3,594
United Technologies	46	4,034
Vantiv, Cl A *	408	19,196
Verisk Analytics, Cl A *	583	42,559
Vulcan Materials	579	51,068
Wabtec	89	5,692
Waste Management	472	24,992
Westrock	76	2,681
WW Grainger	87	17,112
Xerox	3,429	33,433
		1,460,610
Oil & Gas — 4.7%
Anadarko Petroleum	152	5,942
Apache	386	16,420
Baker Hughes	244	10,616
Cabot Oil & Gas	766	15,894
Cameron International *	1,049	68,877
Chevron	154	13,316
Cimarex Energy	462	42,966
Concho Resources *	658	62,596
ConocoPhillips	208	8,129
Devon Energy	165	4,603
EOG Resources	141	10,014
EQT	395	24,387
Exxon Mobil	242	18,840
FMC Technologies *	339	8,526
Halliburton	188	5,977
Hess	130	5,525
HollyFrontier	1,375	48,084
Kinder Morgan	397	6,531
Marathon Oil	522	5,079
Marathon Petroleum	565	23,611
National Oilwell Varco	249	8,102
Noble Energy	199	6,442

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Occidental Petroleum	456	$31,386
Phillips 66	275	22,041
Pioneer Natural Resources	55	6,817
Schlumberger	152	10,985
Spectra Energy	577	15,839
Tesoro	450	39,263
Valero Energy	364	24,705
Weatherford International *	2,223	14,983
		586,496
Real Estate Investment Trusts — 8.4%
American Tower, Cl A	89	8,396
Annaly Capital Management	8,588	81,586
AvalonBay Communities	590	101,179
Boston Properties	51	5,927
Crown Castle International	462	39,824
Digital Realty Trust	1,088	87,127
Equinix	105	32,610
Equity Residential	814	62,751
Essex Property Trust	223	47,524
Federal Realty Investment Trust	254	38,311
General Growth Properties	1,702	47,724
HCP	928	33,352
Host Hotels & Resorts	774	10,720
Kimco Realty	940	25,559
Macerich	722	56,294
Plum Creek Timber	353	14,300
ProLogis	390	15,393
Public Storage	125	31,695
Realty Income	1,561	87,088
Simon Property Group	121	22,540
SL Green Realty	227	21,931
UDR	1,024	36,444
Ventas	768	42,486
VEREIT	4,995	38,511
Vornado Realty Trust	167	14,773
Welltower	637	39,634
Weyerhaeuser	641	16,416
		1,060,095
Technology — 8.4%
Adobe Systems *	154	13,726
Akamai Technologies *	220	10,037
Alphabet, Cl A *	12	9,136
Amdocs	1,820	99,627

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Analog Devices	335	$18,043
ANSYS *	264	23,282
Apple	120	11,681
Applied Materials	463	8,172
Autodesk *	231	10,815
Broadcom, Cl A	598	32,693
CA	800	22,984
Cerner *	176	10,210
Cisco Systems	957	22,767
Citrix Systems *	572	40,303
Cognizant Technology Solutions, Cl A *	130	8,230
Corning	421	7,835
EMC	956	23,680
F5 Networks *	122	11,441
Facebook, Cl A *	220	24,686
Harris	484	42,093
HP	1,678	16,294
Intel	1,067	33,098
International Business Machines	132	16,472
Intuit	211	20,153
Juniper Networks	2,145	50,622
KLA-Tencor	143	9,579
Lam Research	287	20,604
Linear Technology	349	14,913
Maxim Integrated Products	912	30,461
Microchip Technology	440	19,716
Micron Technology *	695	7,666
Microsoft	187	10,302
Motorola Solutions	310	20,699
NetApp	1,166	25,570
NVIDIA	1,661	48,651
Oracle	134	4,866
Palo Alto Networks *	155	23,171
Qorvo *	132	5,227
QUALCOMM	320	14,509
Red Hat *	267	18,703
salesforce.com *	105	7,146
SanDisk *	186	13,150
ServiceNow *	251	15,615
Skyworks Solutions	413	28,464
Symantec	1,662	32,974
Texas Instruments	314	16,620
VeriSign *	407	30,769
Western Digital	144	6,909

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Workday, Cl A *	133	$8,380
Xilinx	430	21,616
Yahoo! *	462	13,634
		1,057,994
Telecommunications — 1.5%
AT&T	1,315	47,419
CenturyLink	712	18,099
Level 3 Communications *	578	28,212
SBA Communications, Cl A *	458	45,470
T-Mobile US *	1,090	43,764
Verizon Communications	208	10,394
		193,358
Utilities — 7.5%
Ameren	896	40,248
American Electric Power	355	21,644
American Water Works	1,896	123,069
CenterPoint Energy	2,119	37,867
CMS Energy	1,548	60,186
Consolidated Edison	632	43,854
Dominion Resources	90	6,495
DTE Energy	484	41,145
Duke Energy	550	41,415
Edison International	561	34,670
Entergy	539	38,043
Eversource Energy	783	42,125
Exelon	1,399	41,369
FirstEnergy	1,112	36,763
NextEra Energy	168	18,767
PG&E	1,213	66,606
PPL	918	32,185
Public Service Enterprise Group	803	33,164
Sempra Energy	242	22,930
Southern	1,111	54,350
WEC Energy Group	867	47,884
Xcel Energy	1,441	55,075
		939,854
TOTAL UNITED STATES		12,400,712
TOTAL COMMON STOCK
(Cost $13,046,353)		12,589,175
TOTAL INVESTMENTS — 100.1%
(Cost $13,046,353)†		$12,589,175

Percentages are based on Net Assets of $12,577,144.

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta US ETF

*	Non-income producing security.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $13,046,353, and the unrealized appreciation and depreciation were $201,174 and $(658,352), respectively.

Cl — Class

As of January 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — 99.3%
AUSTRIA— 0.8%
Basic Materials — 0.0%
voestalpine	207	$5,429
Financials — 0.4%
Erste Group Bank	879	25,424
IMMOFINANZ	9,877	18,564
		43,988
Industrials — 0.2%
ANDRITZ	220	10,177
Wienerberger	1,197	18,295
		28,472
Oil & Gas — 0.2%
OMV	1,096	28,053
TOTAL AUSTRIA		105,942
BELGIUM— 3.9%
Basic Materials — 0.1%
Solvay	128	10,539
Umicore	210	7,679
		18,218
Consumer Goods — 0.2%
Anheuser-Busch InBev	120	15,043
Ontex Group	256	9,445
		24,488
Consumer Services — 0.9%
Colruyt	665	35,395
Delhaize Group	406	42,368
Telenet Group Holding *	495	25,672
		103,435
Financials — 1.2%
Ackermans & van Haaren	353	45,625
Ageas	626	25,296
Groupe Bruxelles Lambert	295	22,303
KBC Groep	222	12,681
Sofina	340	35,778
		141,683
Health Care — 0.6%
UCB	907	77,159
Industrials — 0.2%
bpost	879	20,782
Real Estate Investment Trusts — 0.4%
Cofinimmo	430	46,668

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 0.3%
Proximus	1,101	$37,825
TOTAL BELGIUM		470,258
CHILE— 0.0%
Basic Materials — 0.0%
Antofagasta	1,060	5,717
DENMARK— 4.5%
Consumer Goods — 0.3%
Carlsberg, Cl B	241	20,197
Pandora	98	13,030
		33,227
Financials — 1.1%
Danske Bank	656	17,568
Jyske Bank *	664	29,008
Sydbank	1,369	39,798
Topdanmark *	886	22,391
Tryg	1,221	23,175
		131,940
Health Care — 1.9%
Christian Hansen Holding	1,155	70,387
Coloplast, Cl B	386	31,482
Genmab *	188	23,415
GN Store Nord	548	10,210
Novo Nordisk, Cl B	608	33,491
Novozymes, Cl B	550	22,808
William Demant Holding *	463	40,615
		232,408
Industrials — 0.6%
A P Moller - Maersk, Cl B	11	14,067
DSV	877	33,964
ISS	546	19,237
		67,268
Oil & Gas — 0.1%
Vestas Wind Systems	107	6,949
Technology — 0.1%
SimCorp	219	10,688
Telecommunications — 0.4%
TDC	10,353	44,148
TOTAL DENMARK		526,628
FINLAND— 2.5%
Basic Materials — 0.2%
Stora Enso, Cl R	1,654	13,378

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
UPM-Kymmene	748	$12,100
		25,478
Consumer Goods — 0.2%
Amer Sports	643	17,512
Nokian Renkaat	280	9,453
		26,965
Consumer Services — 0.2%
Kesko, Cl B	539	21,527
Financials — 0.3%
Sampo, Cl A	655	31,468
Health Care — 0.2%
Orion, Cl B	819	26,852
Industrials — 0.5%
Huhtamaki	1,221	42,925
Kone, Cl B	268	11,707
Metso	321	6,599
		61,231
Oil & Gas — 0.4%
Neste	1,545	48,115
Telecommunications — 0.2%
Elisa	768	27,681
Utilities — 0.3%
Fortum	2,692	42,091
TOTAL FINLAND		311,408
FRANCE— 14.5%
Basic Materials — 0.3%
Air Liquide	57	5,873
Arkema	220	13,702
Imerys	330	20,364
		39,939
Consumer Goods — 2.6%
Christian Dior	87	14,667
Cie Generale des Etablissements Michelin, Cl B	186	16,918
Danone	184	12,633
Faurecia	330	11,925
Hermes International	93	31,553
L'Oreal	220	37,505
LVMH Moet Hennessy Louis Vuitton	122	19,564
Pernod Ricard	297	34,692
Peugeot *	1,403	20,737
Renault	132	11,131

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
SEB	417	$40,627
Societe BIC	331	53,813
UBISOFT Entertainment *	220	6,033
Valeo	33	4,265
		316,063
Consumer Services — 2.0%
Accor	285	10,793
Air France-KLM *	440	3,519
Carrefour	653	18,534
Casino Guichard Perrachon	268	12,098
Eutelsat Communications	1,212	39,036
JCDecaux	434	17,037
Kering	241	40,433
Lagardere SCA	1,209	34,262
Publicis Groupe	300	17,942
Sodexo	111	10,829
Technicolor	783	5,549
Vivendi	1,536	33,291
		243,323
Financials — 1.3%
AXA	554	13,650
BNP Paribas	167	7,901
CNP Assurances	836	11,140
Credit Agricole	880	8,756
Fonciere Des Regions	339	28,722
Natixis	2,527	12,346
SCOR	1,210	42,060
Societe Generale	207	7,880
Wendel	220	21,975
		154,430
Health Care — 1.1%
Essilor International	142	17,570
Ipsen	177	10,179
Orpea	812	64,114
Sanofi	502	41,582
		133,445
Industrials — 3.6%
Aeroports de Paris	496	56,004
Airbus Group	146	9,134
Alstom	556	14,869
Bollore	6,008	24,190
Bouygues	226	8,819
Bureau Veritas	885	16,816

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cie de Saint-Gobain	208	$8,538
Edenred	631	11,819
Eiffage	354	24,247
Eurazeo	257	15,673
Groupe Eurotunnel	640	7,334
Legrand	216	11,854
Rexel	2,216	26,148
Safran	279	18,011
Schneider Electric	114	6,058
Teleperformance	947	78,676
Thales	759	57,630
Vinci	386	26,071
Zodiac Aerospace	891	18,578
		440,469
Oil & Gas — 0.3%
Technip	366	16,966
Total	390	17,268
		34,234
Real Estate Investment Trusts — 0.7%
Gecina	330	42,261
ICADE	485	34,374
Klepierre	179	7,728
		84,363
Technology — 1.5%
Atos	616	48,491
Capital Gemini	286	26,020
Dassault Systemes	605	46,604
Iliad	76	19,001
Ingenico Group	176	20,720
STMicroelectronics	3,044	19,815
		180,651
Telecommunications — 0.1%
Orange	929	16,415
Utilities — 1.0%
Electricite de France	867	11,295
Engie	1,077	17,125
Rubis SCA	612	45,613
Suez Environnement	1,625	30,024
Veolia Environnement	705	16,931
		120,988
TOTAL FRANCE		1,764,320

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
GERMANY— 10.2%
Basic Materials — 1.2%
Aurubis	661	$26,850
BASF	77	5,091
Bayer	45	5,035
Brenntag	111	5,399
Evonik Industries	504	15,485
K+S	773	16,235
LANXESS	334	13,659
Linde	143	19,280
Symrise	596	38,346
		145,380
Consumer Goods — 1.0%
adidas	164	16,855
Bayerische Motoren Werke	75	6,221
Beiersdorf	132	12,152
Continental	21	4,376
Daimler	150	10,414
HUGO BOSS	276	21,909
OSRAM Licht	548	24,341
Rheinmetall	333	23,637
		119,905
Consumer Services — 0.7%
Axel Springer	377	19,556
Deutsche Lufthansa	1,196	17,426
Kabel Deutschland Holding	218	27,835
METRO	435	12,217
ProSiebenSat.1 Media	143	7,103
Zalando * (A)	154	5,277
		89,414
Financials — 2.5%
Aareal Bank	260	7,084
Allianz	141	22,680
Commerzbank *	1,354	10,940
Deutsche Annington Immobilien	2,031	61,555
Deutsche Bank	310	5,501
Deutsche Boerse	164	13,950
Deutsche EuroShop	710	30,273
Deutsche Wohnen	1,549	40,637
Hannover Rueck	386	40,347
LEG Immobilien	536	43,209
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	120	22,963
		299,139

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 1.3%
Fresenius & KGaA	695	$45,828
Fresenius Medical Care & KGaA	549	48,516
Gerresheimer	264	18,605
Merck KGaA	210	18,197
STADA Arzneimittel	667	22,947
		154,093
Industrials — 1.9%
Bilfinger	398	17,478
Deutsche Post	231	5,581
Duerr	65	4,365
Fraport Frankfurt Airport Services Worldwide	478	28,856
GEA Group	476	19,894
HeidelbergCement	108	7,899
KION Group	513	25,126
MAN	273	27,546
MTU Aero Engines	341	31,194
Siemens	80	7,633
Wirecard	1,065	53,465
		229,037
Oil & Gas — 0.0%
Nordex *	176	5,660
Technology — 0.4%
Infineon Technologies	447	5,940
SAP	242	19,165
United Internet	548	28,145
		53,250
Telecommunications — 1.0%
Deutsche Telekom	1,761	30,516
Drillisch	155	6,331
Freenet	1,863	57,604
Telefonica Deutschland Holding	6,638	32,775
		127,226
Utilities — 0.2%
E.ON	1,109	11,310
RWE	1,086	15,124
		26,434
TOTAL GERMANY		1,249,538
IRELAND— 1.9%
Consumer Goods — 0.8%
Glanbia	2,855	54,078
Kerry Group, Cl A	473	38,539
		92,617

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — 0.6%
Paddy Power	361	$53,730
Ryanair Holdings	1,075	15,918
		69,648
Financials — 0.2%
Bank of Ireland *	57,185	18,811
Industrials — 0.3%
CRH	433	11,376
Smurfit Kappa Group	1,109	24,000
		35,376
TOTAL IRELAND		216,452
ITALY— 5.1%
Basic Materials — 0.2%
Tenaris	2,075	21,285
Consumer Goods — 0.8%
Davide Campari-Milano	3,885	33,903
Fiat Chrysler Automobiles	2,412	16,716
Luxottica Group	592	36,865
Moncler	325	4,779
		92,263
Consumer Services — 0.2%
Mediaset	6,576	21,944
Yoox Net-A-Porter Group, Cl A *	213	7,283
		29,227
Financials — 1.9%
Assicurazioni Generali	1,101	16,429
Azimut Holding	328	6,868
Banca Monte dei Paschi di Siena *	15,345	11,009
Banca Popolare dell'Emilia Romagna	3,225	19,193
Banca Popolare di Milano Scarl	28,660	23,290
Banca Popolare di Sondrio	7,333	27,882
Banco Popolare SC *	1,699	15,663
EXOR	708	22,929
Intesa Sanpaolo	3,800	10,765
Mediobanca	3,328	26,522
UniCredit	2,249	8,634
Unione di Banche Italiane SCpA	3,201	14,901
Unipol Gruppo Finanziario	1,109	4,512
UnipolSai	8,189	17,261
		225,858
Health Care — 0.0%
Recordati	213	5,255

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.7%
Atlantia	487	$12,689
CNH Industrial	1,383	8,582
Finmeccanica *	4,060	48,018
Italcementi	848	9,488
Prysmian	441	9,004
		87,781
Oil & Gas — 0.1%
Eni	1,077	15,476
Saipem	1,838	1,135
		16,611
Telecommunications — 0.2%
Telecom Italia	19,761	21,853
Utilities — 1.0%
A2A	9,951	11,855
Enel	3,322	13,544
Enel Green Power	21,998	42,846
Hera	3,373	9,416
Snam	5,897	32,957
Terna Rete Elettrica Nazionale	2,550	13,614
		124,232
TOTAL ITALY		624,365
LUXEMBOURG— 0.2%
Consumer Services — 0.1%
B&M European Value Retail	1,666	6,641
Health Care — 0.1%
Eurofins Scientific	39	12,771
TOTAL LUXEMBOURG		19,412
MEXICO— 0.1%
Basic Materials — 0.1%
Fresnillo	1,080	11,061
NETHERLANDS— 4.3%
Basic Materials — 0.5%
Akzo Nobel	112	7,159
ArcelorMittal	1,000	3,764
Koninklijke DSM	771	37,141
OCI *	765	13,807
		61,871
Consumer Goods — 0.6%
Heineken	297	25,716
Heineken Holding	263	20,106

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Unilever	597	$26,414
		72,236
Consumer Services — 0.5%
Koninklijke Ahold	1,107	24,945
RELX	1,089	18,106
Wolters Kluwer	498	16,888
		59,939
Financials — 0.6%
Aegon	4,299	24,194
Euronext (A)	256	12,382
ING Groep	884	10,134
NN Group	653	22,017
		68,727
Industrials — 1.0%
Aalberts Industries	498	15,670
Boskalis Westminster	665	26,120
Koninklijke Philips	969	25,683
Koninklijke Vopak	370	16,036
Ranstad Holding	72	3,906
TNT Express	4,197	35,732
		123,147
Oil & Gas — 0.2%
SBM Offshore *	1,510	19,811
Real Estate Investment Trusts — 0.5%
Unibail-Rodamco	108	27,112
Wereldhave	710	38,651
		65,763
Technology — 0.2%
ASM International	723	28,669
Telecommunications — 0.2%
Koninklijke KPN	4,899	18,866
TOTAL NETHERLANDS		519,029
NORWAY— 2.1%
Basic Materials — 0.4%
Norsk Hydro	2,200	7,229
Yara International	992	37,167
		44,396
Consumer Goods — 0.7%
Marine Harvest	2,950	39,817
Orkla	6,332	50,858
		90,675

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — 0.1%
Schibsted, Cl A	436	$12,684
Financials — 0.4%
DnB	522	6,232
Gjensidige Forsikring	2,478	39,097
		45,329
Oil & Gas — 0.4%
Statoil	1,221	16,564
Subsea 7	2,526	14,905
TGS Nopec Geophysical	1,093	15,680
		47,149
Telecommunications — 0.1%
Telenor	449	7,244
TOTAL NORWAY		247,477
PORTUGAL— 0.5%
Consumer Services — 0.2%
Jeronimo Martins	1,510	20,979
Financials — 0.1%
Banco Comercial Portugues, Cl R *	369,476	15,552
Oil & Gas — 0.1%
Galp Energia	1,260	14,875
Utilities — 0.1%
Energias de Portugal	4,342	15,114
TOTAL PORTUGAL		66,520
SPAIN— 3.6%
Consumer Goods — 0.3%
Viscofan	662	39,526
Consumer Services — 0.1%
Distribuidora Internacional de Alimentacion	273	1,461
Industria de Diseno Textil	334	10,909
Mediaset Espana Comunicacion	380	3,672
		16,042
Financials — 0.9%
Banco Bilbao Vizcaya Argentaria	1,020	6,507
Banco de Sabadell	6,531	11,759
Banco Popular Espanol	3,299	8,849
Banco Santander	1,490	6,344
Bankia *	12,024	11,892
Bankinter	4,419	30,651
Bolsas y Mercados Espanoles SHMSF	175	5,226
CaixaBank	5,436	16,352

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Mapfre	4,259	$9,489
		107,069
Health Care — 0.0%
Grifols	228	4,726
Industrials — 0.8%
Abertis Infraestructuras	411	6,095
Acciona	221	16,861
ACS Actividades de Construccion y Servicios	213	5,372
Aena SA * (A)	64	7,081
Amadeus IT Holding, Cl A	283	11,488
Ferrovial	1,190	25,927
Zardoya Otis	2,191	22,973
		95,797
Oil & Gas — 0.2%
Gamesa Tecnologica	886	16,403
Repsol	1,069	10,980
		27,383
Real Estate Investment Trusts — 0.2%
Merlin Properties Socimi	1,641	18,964
Telecommunications — 0.0%
Telefonica *	546	5,718
Utilities — 1.1%
Enagas	554	16,006
Endesa	3,301	63,455
Gas Natural SDG	880	17,153
Iberdrola	3,305	23,059
Red Electrica	155	12,477
		132,150
TOTAL SPAIN		447,375
SWEDEN— 5.8%
Basic Materials — 0.4%
BillerudKorsnas	1,874	29,744
Boliden	1,080	14,925
Hexpol	1,069	9,425
		54,094
Consumer Goods — 0.6%
Husqvarna, Cl B	674	4,268
Svenska Cellulosa, Cl B	1,652	48,722
Swedish Match	545	19,334
		72,324

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — 0.5%
Hennes & Mauritz, Cl B	284	$9,254
ICA Gruppen	1,320	46,597
		55,851
Financials — 1.8%
Castellum	2,382	35,418
Fabege	1,843	28,478
Industrivarden, Cl C	1,795	28,322
Intrum Justitia	552	18,231
Investment Kinnevik, Cl B	544	13,957
Investor, Cl B	440	14,660
JM	211	5,795
Nordea Bank	1,295	12,973
Skandinaviska Enskilda Banken, Cl A	1,451	13,926
Svenska Handelsbanken, Cl A	2,073	25,939
Swedbank, Cl A	873	18,234
		215,933
Health Care — 0.5%
Elekta, Cl B	1,077	8,007
Getinge, Cl B	652	14,302
Meda, Cl A	2,946	31,556
Swedish Orphan Biovitrum *	828	10,429
		64,294
Industrials — 1.1%
Assa Abloy, Cl B	871	18,354
Atlas Copco, Cl A	226	4,818
Fingerprint Cards, Cl B *	113	6,062
NCC, Cl B	664	22,448
Nibe Industrier, Cl B	280	8,072
Securitas, Cl B	2,469	36,250
Skanska, Cl B	371	7,126
Trelleborg, Cl B	1,446	24,873
		128,003
Oil & Gas — 0.1%
Lundin Petroleum *	550	7,864
Technology — 0.4%
Hexagon, Cl B	213	7,054
Telefonaktiebolaget LM Ericsson, Cl B	4,190	36,843
		43,897
Telecommunications — 0.4%
Tele2, Cl B	3,303	27,329
TeliaSonera	3,300	15,521
		42,850

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
TOTAL SWEDEN		$685,110
SWITZERLAND— 11.7%
Basic Materials — 1.1%
Clariant	1,535	24,943
EMS-Chemie Holding	88	36,759
Givaudan	19	35,361
Glencore Xstrata	2,071	2,629
Syngenta	81	29,715
		129,407
Consumer Goods — 1.7%
Aryzta	552	25,158
Barry Callebaut	30	34,226
Chocoladefabriken Lindt & Spruengli	1	68,897
Cie Financiere Richemont	109	7,048
Coca-Cola HBC	867	17,574
Nestle	466	34,200
Swatch Group	65	22,101
		209,204
Consumer Services — 0.6%
Dufry *	226	24,394
Galenica	32	44,504
		68,898
Financials — 4.4%
Baloise Holding	198	24,155
Credit Suisse Group	330	5,797
GAM Holding	1,113	15,479
Helvetia Holding	81	42,055
Julius Baer Group	819	34,570
Pargesa Holding	499	28,903
Partners Group Holding	170	61,096
PSP Swiss Property	814	69,114
Swiss Life Holding	176	44,590
Swiss Prime Site	1,302	103,941
Swiss Re	595	55,048
UBS Group	778	12,779
Zurich Insurance Group	132	29,089
		526,616
Health Care — 1.1%
Actelion	54	7,067
Lonza Group	419	63,914
Novartis	143	10,955
Roche Holding	66	16,998

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Sonova Holding	143	$17,110
Straumann Holding	77	23,296
		139,340
Industrials — 2.2%
ABB	440	7,545
DKSH Holding	329	20,197
Flughafen Zuerich	88	64,670
Geberit	54	19,067
Georg Fischer	22	14,493
Kaba Holding	35	21,520
Kuehne + Nagel International	252	33,202
LafargeHolcim	243	10,179
OC Oerlikon	2,683	23,801
Schindler Holding	155	23,659
SGS	8	15,482
Wolseley	197	9,677
		263,492
Technology — 0.4%
AMS	216	5,913
Logitech International	1,323	20,852
Temenos Group	379	18,346
		45,111
Telecommunications — 0.2%
Swisscom	41	20,307
TOTAL SWITZERLAND		1,402,375
UNITED KINGDOM— 27.3%
Basic Materials — 0.6%
Anglo American	554	2,180
BHP Billiton	327	3,137
Croda International	585	23,666
Johnson Matthey	161	5,630
Mondi	445	7,171
Randgold Resources	366	25,788
Rio Tinto	214	5,203
Victrex	170	3,733
		76,508
Consumer Goods — 3.0%
Barratt Developments	2,682	22,807
Bellway	1,055	41,573
Berkeley Group Holdings	989	49,592
Bovis Homes Group	1,094	14,533
British American Tobacco	221	12,217

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Britvic	1,113	$11,399
Burberry Group	388	6,577
Diageo	226	6,041
Galliford Try	1,101	23,192
Greencore Group	2,158	11,902
Imperial Tobacco Group	586	31,470
Persimmon	1,262	36,447
Reckitt Benckiser Group	297	26,264
SABMiller	181	10,739
Tate & Lyle	795	7,054
Taylor Wimpey	8,731	23,829
Unilever	618	27,044
		362,680
Consumer Services — 5.7%
AA	1,122	4,686
ASOS *	326	14,359
Auto Trader Group (A)	1,438	7,986
Booker Group	8,770	20,651
Carnival	716	35,345
Compass Group	465	7,935
Daily Mail & General Trust, Cl A	789	7,560
Dixons Carphone	2,755	18,512
Domino's Pizza Enterprises *	774	10,809
easyJet	339	7,444
Firstgroup *	14,316	18,886
Greene King	3,398	42,441
Inchcape	1,764	17,954
Informa	4,405	39,740
InterContinental Hotels Group	279	9,091
International Consolidated Airlines Group	614	4,699
ITV	2,200	8,326
J Sainsbury	11,484	39,926
Just Eat *	888	4,703
Kingfisher	5,870	27,153
Marks & Spencer Group	1,015	6,106
Merlin Entertainments (A)	2,197	12,893
MoneySuperMarket.com	1,051	5,045
National Express Group	3,295	14,139
Next	429	42,141
Ocado Group *	2,159	8,088
Pearson	1,511	16,911
Playtech	1,104	12,035
RELX	973	16,976

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Restaurant Group	2,184	$16,512
Rightmove	222	12,543
Sky	2,195	33,689
Sports Direct International *	883	5,206
SSP Group	1,116	4,537
Stagecoach Group	4,824	19,016
Tesco	6,606	16,249
Thomas Cook Group *	3,264	4,945
UBM	2,493	18,460
WH Smith	877	22,915
Whitbread	106	6,014
William Hill	1,558	8,597
WM Morrison Supermarkets	13,144	32,535
WPP	558	12,007
		695,765
Financials — 6.4%
3i Group	2,215	13,888
Admiral Group	2,358	59,337
Aviva	1,799	12,269
Barclays	4,330	11,424
Beazley	6,626	35,246
Capital & Counties Properties	6,854	35,923
Close Brothers Group	1,904	34,814
Direct Line Insurance Group	12,543	66,650
Hargreaves Lansdown	650	12,567
Henderson Group	2,200	8,601
Hiscox	4,548	63,997
HSBC Holdings	4,427	30,916
ICAP	2,809	19,261
IG Group Holdings	4,103	42,662
Intermediate Capital Group	2,637	21,770
Investec	1,628	10,251
Jardine Lloyd Thompson Group	1,558	18,321
Jupiter Fund Management	1,395	8,220
Legal & General Group	6,495	22,434
Lloyds Banking Group	17,365	16,124
London Stock Exchange Group	119	4,176
Man Group	8,794	20,283
Old Mutual	6,577	15,832
Paragon Group of Companies	2,954	13,224
Phoenix Group Holdings	4,618	56,630
Provident Financial	1,039	43,301
Prudential	229	4,442

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Royal Bank of Scotland Group *	1,728	$6,194
RSA Insurance Group	3,688	21,784
Schroders	220	8,501
St. James's Place	770	10,409
Standard Chartered	1,131	7,556
Standard Life	1,126	5,806
Unite Group	1,509	13,764
		776,577
Health Care — 0.4%
BTG *	1,281	10,639
GlaxoSmithKline	766	15,636
Hikma Pharmaceuticals	441	12,624
Smith & Nephew	460	7,582
		46,481
Industrials — 5.5%
Babcock International Group	779	10,111
BAE Systems	1,378	10,086
Balfour Beatty	8,759	31,149
BBA Aviation	13,235	30,564
Berendsen	1,437	22,178
Bunzl	991	26,259
Capita	1,385	23,084
Carillion	5,143	20,084
Cobham	4,942	17,806
DCC	439	33,658
DS Smith	5,109	26,502
Essentra	912	9,496
Experian	460	7,765
G4S	5,468	17,591
Halma	1,937	22,984
Hays	2,163	3,897
Howden Joinery Group	5,110	36,314
Intertek Group	819	32,877
Kingspan Group	870	22,344
Meggitt	4,331	22,326
Melrose Industries	1,065	4,493
Michael Page International	1,400	8,069
QinetiQ Group	10,968	36,141
Regus	1,638	6,871
Rentokil Initial	17,041	37,878
Rexam	878	7,473
Rotork	2,200	5,340
Royal Mail	3,318	21,613

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
RPC Group	1,066	$11,341
Serco Group	3,261	3,948
Smiths Group	762	10,198
Spectris	110	2,468
Spirax-Sarco Engineering	514	22,252
Travis Perkins	654	16,931
Ultra Electronics Holdings	925	24,996
WS Atkins	705	14,391
		661,478
Oil & Gas — 0.8%
Amec Foster Wheeler	719	4,203
BG Group	1,380	20,642
BP	4,313	23,010
John Wood Group	1,951	17,795
Petrofac	431	4,839
Royal Dutch Shell, Cl A	866	18,647
Tullow Oil	3,073	7,480
		96,616
Real Estate Investment Trusts — 2.2%
British Land	2,212	23,219
Derwent London	925	42,499
Great Portland Estates	4,668	50,755
Hammerson	2,217	18,350
Intu Properties	6,619	28,073
Land Securities Group	1,662	25,815
Segro	6,013	37,436
Shaftesbury	3,838	45,704
		271,851
Technology — 0.6%
ARM Holdings	594	8,367
AVEVA Group	218	4,116
Dialog Semiconductor *	310	9,406
Micro Focus International	1,444	28,389
Sage Group	2,790	24,577
		74,855
Telecommunications — 0.9%
BT Group, Cl A	1,757	12,084
Cable & Wireless Communications	12,086	11,795
Inmarsat	2,578	40,225
TalkTalk Telecom Group	2,765	8,637
Vodafone Group	11,383	36,153
		108,894

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Europe ETF

	Shares/Number of Rights	Value
COMMON STOCK — continued
Utilities — 1.2%
Centrica	3,802	$11,045
National Grid	877	12,264
Pennon Group	3,315	41,616
Severn Trent	1,098	34,094
SSE	764	15,714
United Utilities Group	2,089	28,343
		143,076
TOTAL UNITED KINGDOM		3,314,781
UNITED STATES— 0.3%
Health Care — 0.1%
AstraZeneca	221	14,068
Real Estate Investment Trusts — 0.2%
Equinix	60	18,699
TOTAL UNITED STATES		32,767
TOTAL COMMON STOCK
(Cost $12,516,973)		12,020,535

PREFERRED STOCK — 0.4%
GERMANY— 0.4%
Basic Materials — 0.2%
FUCHS PETROLUB, 0.000%	328	13,371
Henkel & KGaA, 0.000%	131	13,859
		27,230
Consumer Goods — 0.1%
Porsche Automobil Holding, 0.000%	104	4,703
Volkswagen, 0.000%	54	6,246
		10,949
Industrials — 0.1%
Sartorius, 0.000%	45	11,528
TOTAL GERMANY		49,707
TOTAL PREFERRED STOCK
(Cost $53,925)		49,707

RIGHTS — 0.1%
Italy — 0.1%
Saipem, Expires 02/11/16 *	1,838	5,768

TOTAL RIGHTS (Cost $12,221)		5,768
TOTAL INVESTMENTS — 99.8%
(Cost $12,583,119)†		$12,076,010

Percentages are based on Net Assets of $12,100,784.

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Europe ETF

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $12,583,119, and the unrealized appreciation and depreciation were $160,563 and $(667,672), respectively.

Cl — Class

KGaA — Kommanditgesellschaft auf Aktien (German, partnership limited by shares)

The following is a summary of the inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$11,857,386	$163,149	$—	$12,020,535
Preferred Stock	49,707	—	—	49,707
Rights	5,768	—	—	5,768
Total Investments in Securities	$11,912,861	$163,149	$—	$12,076,010

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — 99.8%
JAPAN— 99.8%
Basic Materials — 9.6%
ADEKA	2,704	$36,205
Air Water	985	15,426
Asahi Kasei	4,003	25,586
Daicel	3,035	43,846
Daido Steel	7,991	32,805
Denki Kagaku Kogyo	6,989	30,423
DIC	11,047	27,922
Dowa Holdings	960	6,399
Hitachi Chemical	2,327	40,076
Hitachi Metals	634	6,981
JFE Holdings	459	6,089
JSR	1,638	23,380
Kaneka	6,987	65,735
Kansai Paint	337	4,629
Kobe Steel	6,067	5,763
Kuraray	2,020	24,027
Maruichi Steel Tube	2,901	80,872
Mitsubishi Chemical Holdings	5,037	27,555
Mitsubishi Gas Chemical	7,087	33,367
Mitsui Chemicals	11,510	49,343
Mitsui Mining & Smelting	12,116	18,815
Nagase	2,706	31,829
Nihon Parkerizing	606	5,651
Nippon Kayaku	1,514	15,995
Nippon Paper Industries	2,870	45,587
Nippon Shokubai	745	47,876
Nippon Steel & Sumitomo Metal	474	8,324
Nissan Chemical Industries	798	18,133
Nitto Denko	200	11,268
NOF	6,584	46,063
Oji Holdings	3,959	15,795
Shin-Etsu Chemical	99	4,973
Showa Denko	20,829	22,538
Sumitomo Chemical	3,857	19,211
Sumitomo Metal Mining	1,780	18,481
Taiyo Nippon Sanso	695	6,177
Teijin	14,046	50,585
Toagosei	3,369	27,661
Toray Industries	2,977	25,020
Tosoh	3,090	14,676
Ube Industries	23,953	45,902
Yamato Kogyo	1,697	39,571

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Zeon	3,586	$23,815
		1,150,375
Consumer Goods — 18.6%
ABC-Mart	898	48,214
Aisin Seiki	793	33,079
Ajinomoto	1,198	28,069
Asahi Group Holdings	392	12,424
Asics	897	16,382
Bridgestone	508	18,194
Calbee	1,207	49,301
Calsonic Kansei	2,439	20,992
Casio Computer	893	17,024
Citizen Holdings	3,578	21,486
Coca-Cola East Japan	2,845	45,402
Coca-Cola West	3,007	65,498
Daihatsu Motor	3,263	50,133
Daiichikosho	1,605	64,099
Daiwa House Industry	491	13,627
Denso	192	8,183
Ezaki Glico	696	37,598
Fuji Heavy Industries	192	7,701
GungHo Online Entertainment	2,164	5,684
Honda Motor	800	22,077
House Foods Group	3,139	61,631
Ito En	1,602	42,609
Japan Tobacco	692	26,642
JTEKT	493	7,766
Kagome	2,000	34,230
Kao	303	16,005
Kewpie	1,608	34,706
Kikkoman	196	6,411
Kirin Holdings	500	6,998
Koito Manufacturing	207	9,387
Konami	2,899	66,235
Kose	301	27,448
Lion	3,368	30,824
Megmilk Snow Brand	1,096	28,245
MEIJI Holdings	410	33,832
Morinaga	1,572	8,531
Nexon	1,744	27,918
NH Foods	2,573	49,328
NHK Spring	3,013	29,168
Nichi-iko Pharmaceutical	399	9,020

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Nichirei	7,654	$56,078
Nifco	699	33,372
Nikon	2,029	29,514
Nintendo	90	12,381
Nissan Motor	3,538	34,484
Nisshin Seifun Group	4,381	69,805
Nisshinbo Holdings	1,975	19,576
Nissin Foods Holdings	298	15,015
NOK	510	10,376
Pigeon	1,392	29,228
Pola Orbis Holdings	196	13,259
Rinnai	270	24,398
Sangetsu	2,519	42,613
Sanrio	476	10,895
Sapporo Holdings	7,000	30,876
Sega Sammy Holdings	994	9,245
Sekisui Chemical	1,514	18,183
Sekisui House	1,657	25,649
Sharp	9,627	11,053
Shimano	79	12,398
Shiseido	907	16,782
Sony	395	8,232
Sumitomo Electric Industries	1,204	15,549
Sumitomo Forestry	2,985	37,280
Sumitomo Rubber Industries	1,250	15,622
Suntory Beverage & Food	795	36,248
Takara Holdings	700	5,169
Tokai Rika	1,394	33,565
Toyo Suisan Kaisha	402	13,730
Toyo Tire & Rubber	985	20,706
Toyobo	29,044	37,665
Toyoda Gosei	1,606	34,185
Toyota Industries	297	14,597
Toyota Motor	98	5,828
TS Tech	1,202	29,250
Unicharm	594	11,430
Wacoal Holdings	4,995	57,721
Yamaha	1,002	23,431
Yamaha Motor	308	6,037
Yamazaki Baking	6,496	139,456
Yokohama Rubber	987	14,528
		2,227,510

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — 17.6%
Aeon	2,030	$26,778
ANA Holdings	23,060	66,858
Aoyama Trading	1,302	51,030
Arcs	2,298	45,916
Autobacs Seven	3,510	60,566
Benesse Holdings	889	24,563
Central Japan Railway	62	11,320
Cosmos Pharmaceutical	140	20,919
Dai Nippon Printing	2,785	25,627
Dena	997	14,189
Dentsu	100	5,212
Don Quijote Holdings	696	23,140
Duskin	3,425	60,372
East Japan Railway	179	16,249
FamilyMart	504	23,313
Fuji Media Holdings	1,974	21,947
H2O Retailing	2,620	43,997
Hakuhodo DY Holdings	1,601	16,795
Hankyu Hanshin Holdings	5,389	33,162
HIS	507	14,825
Isetan Mitsukoshi Holdings	978	12,222
Izumi	1,006	38,598
J Front Retailing	1,005	13,656
Japan Airlines	804	29,725
Kakaku.com	987	18,817
Keihan Electric Railway	6,502	40,280
Keikyu	533	4,363
Keio	745	6,529
Keisei Electric Railway	1,005	13,166
Kintetsu Group Holdings	2,000	8,161
K's Holdings	1,907	64,188
Lawson	450	35,089
M3	1,699	38,284
Marui Group	1,521	23,770
Matsumotokiyoshi Holdings	1,804	83,149
McDonald's Holdings Japan	1,804	35,494
Nagoya Railroad	15,023	67,754
Nankai Electric Railway	10,044	58,656
Nippon Television Holdings	1,722	31,420
Nishimatsu	2,842	10,188
Nishi-Nippon Railroad	8,013	49,641
Nitori Holdings	640	51,014
Odakyu Electric Railway	557	5,838
Oriental Land	305	19,205

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Park24	2,410	$66,587
Pilot	197	7,323
Resorttrust	700	17,375
Ryohin Keikaku	140	29,280
Sankyo	2,007	75,761
Seibu Holdings	199	3,924
Seven & i Holdings	296	12,988
Shimachu	1,692	37,917
Shimamura	350	38,566
Shochiku	2,006	17,365
Skylark	799	9,134
Sotetsu Holdings	4,981	28,595
Start Today	401	12,520
Sugi Holdings	307	15,697
Sundrug	640	41,710
Takashimaya	1,972	16,647
Tobu Railway	1,476	7,120
Toho	497	12,808
Tokyo Broadcasting System Holdings	1,715	25,655
Tokyu	1,954	15,026
Tsuruha Holdings	612	50,096
TV Asahi Holdings	1,163	20,846
UNY Group Holdings	10,988	69,523
USS	1,342	20,252
Valor	409	8,753
Welcia Holdings	207	11,028
West Japan Railway	300	19,180
Yamada Denki	10,946	52,531
		2,110,192
Financials — 9.8%
77 Bank	4,018	18,353
Acom *	5,040	22,480
AEON Financial Service	410	9,266
Aeon Mall	483	7,269
Aozora Bank	18,893	62,580
Awa Bank	4,583	24,947
Bank of Kyoto	1,616	12,307
Bank of Yokohama	5,393	28,296
Chiba Bank	3,000	18,263
Chugoku Bank	2,022	23,683
Credit Saison	601	11,075
Dai-ichi Life Insurance	1,168	15,760
Daishi Bank	7,954	29,828

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Daito Trust Construction	100	$12,580
Daiwa Securities Group	1,427	8,846
Fukuoka Financial Group	4,969	20,686
Gunma Bank	1,945	10,603
Hachijuni Bank	2,392	13,159
Hiroshima Bank	2,948	14,489
Hitachi Capital	1,492	36,172
Hokuhoku Financial Group	9,830	17,944
Hyakugo Bank	4,942	20,533
Hyakujushi Bank	5,946	18,958
Iida Group Holdings	1,281	22,443
Invincible Investment	20	12,126
Iyo Bank	1,397	11,632
Jafco	500	15,881
Japan Exchange Group	400	5,571
Joyo Bank	3,036	12,137
Juroku Bank	6,016	21,268
Keiyo Bank	4,057	17,325
Leopalace21 *	5,049	27,526
Matsui Securities	529	4,522
Mitsubishi UFJ Financial Group	3,018	15,192
Mitsubishi UFJ Lease & Finance	3,915	19,112
Mizuho Financial Group	18,071	30,719
MS&AD Insurance Group Holdings	607	16,170
Musashino Bank	500	15,529
Nishi-Nippon City Bank	9,093	20,054
Nomura Holdings	1,879	10,088
Nomura Real Estate Holdings	1,553	26,861
North Pacific Bank	4,958	14,948
NTT Urban Development	996	9,609
Ogaki Kyoritsu Bank	9,024	31,157
Okasan Securities Group	2,027	11,117
Orient *	6,960	12,935
ORIX	603	8,400
Resona Holdings	6,000	27,134
San-In Godo Bank	5,003	35,539
SBI Holdings	1,491	14,632
Senshu Ikeda Holdings	7,904	31,925
Seven Bank	7,990	33,527
Shiga Bank	5,000	22,013
Shinsei Bank	8,921	13,706
Shizuoka Bank	1,645	14,104
Sompo Japan Nipponkoa Holdings	504	14,650
Sony Financial Holdings	1,002	16,280

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Sumitomo Mitsui Financial Group	287	$9,435
Sumitomo Mitsui Trust Holdings	2,860	8,972
Suruga Bank	293	5,223
T&D Holdings	1,190	13,343
Tokai Tokyo Financial Holdings	963	5,329
Tokio Marine Holdings	604	21,193
Tokyo Tatemono	965	10,219
Tokyu Fudosan Holdings	1,000	6,451
Yamaguchi Financial Group	1,951	20,821
		1,174,895
Health Care — 9.6%
Alfresa Holdings	2,996	54,889
Asahi Intecc	410	18,592
Astellas Pharma	622	8,477
Chugai Pharmaceutical	407	12,287
Daiichi Sankyo	2,506	51,366
Eisai	469	27,854
Hisamitsu Pharmaceutical	308	13,662
Kaken Pharmaceutical	798	51,875
Kissei Pharmaceutical	1,494	33,652
Kobayashi Pharmaceutical	440	36,963
KYORIN Holdings	2,605	47,532
Kyowa Hakko Kirin	3,425	48,830
Medipal Holdings	1,813	28,977
Miraca Holdings	503	20,442
Mitsubishi Tanabe Pharma	4,218	68,288
Nihon Kohden	892	19,731
Nihon M&A Center	249	11,641
Nippon Shinyaku	799	27,521
Nipro	4,410	43,202
Olympus	210	8,049
Ono Pharmaceutical	99	15,676
Otsuka Holdings	2,400	79,595
Rohto Pharmaceutical	2,312	42,587
Santen Pharmaceutical	2,357	37,010
Sawai Pharmaceutical	607	41,565
Shionogi	199	8,549
Sumitomo Dainippon Pharma	3,201	35,139
Suzuken	1,205	41,057
Sysmex	102	6,437
Taisho Pharmaceutical Holdings	597	39,696
Takeda Pharmaceutical	498	23,747
Terumo	493	15,393

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Toho Holdings	2,698	$61,798
Topcon	409	5,679
Tsumura	2,402	64,581
		1,152,339
Industrials — 17.8%
Aica Kogyo	1,001	18,810
Alps Electric	307	5,929
Amada Holdings	1,273	11,787
Asahi Glass	6,446	38,708
Azbil	707	16,176
Century Tokyo Leasing	708	25,731
Chiyoda	3,705	26,686
COMSYS Holdings	1,675	24,074
Daifuku	1,000	16,388
Disco	330	30,802
DMG Mori	900	8,527
Ebara	6,468	28,155
Fuji Electric	1,930	6,584
Fujikura	5,926	28,488
Furukawa Electric	31,951	64,924
Glory	997	31,335
GS Yuasa	10,957	37,651
Haseko	1,479	15,210
Hazama Ando	954	4,578
Hirose Electric	70	7,806
Hitachi	1,953	9,460
Hitachi Construction Machinery	995	14,235
Horiba	405	14,201
Hoshizaki Electric	344	23,726
Hoya	302	11,475
Ibiden	1,998	27,709
ITOCHU	2,530	29,205
Japan Airport Terminal	109	4,277
Japan Display	2,988	6,787
Japan Steel Works	5,993	18,811
Kajima	10,967	61,237
Kamigumi	2,974	26,383
Kawasaki Kisen Kaisha	12,038	21,278
Keyence	10	4,619
Kinden	4,424	54,119
Komatsu	504	7,371
Kumagai Gumi	1,900	5,540
Kurita Water Industries	771	16,208

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Kyocera	303	$12,419
Lintec	2,608	52,132
LIXIL Group	1,105	23,001
Mabuchi Motor	302	15,915
Maeda Road Construction	2,443	37,715
Marubeni	8,065	38,012
MISUMI Group	1,016	12,177
Mitsubishi	1,593	25,073
Mitsubishi Logistics	1,258	16,958
Mitsubishi Materials	7,881	23,891
Mitsui	4,025	45,065
Mitsui Engineering & Shipbuilding	17,952	24,615
Mitsui OSK Lines	3,858	7,521
Miura	3,575	47,012
Monotaro	390	8,827
Murata Manufacturing	40	4,525
Nabtesco	508	8,623
Nidec	447	29,914
Nippon Electric Glass	9,536	48,600
Nippon Express	4,087	18,837
Nippon Konpo Unyu Soko	1,830	32,529
Nippon Yusen	8,071	17,067
NTN	2,918	10,798
Obayashi	7,771	69,196
OKUMA	1,000	7,442
OSG	596	9,752
Penta-Ocean Construction	1,955	7,735
Recruit Holdings	105	3,283
Rengo	6,959	29,603
Sankyu	11,016	53,322
Sanwa Holdings	2,706	18,798
Secom	202	13,874
Seino Holdings	1,994	21,329
Shimadzu	571	8,664
Shimizu	5,504	42,144
SMC	20	4,414
Sohgo Security Services	502	24,174
Sojitz	25,081	53,242
Sumitomo	2,629	25,798
Sumitomo Heavy Industries	3,989	15,453
Sumitomo Osaka Cement	23,015	92,961
Tadano	952	9,389
Taiheiyo Cement	4,027	11,476
Taisei	2,951	18,160

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Taiyo Yuden	1,582	$17,941
TDK	265	14,250
Temp Holdings	1,194	17,397
Toda	3,019	14,314
Toppan Printing	3,034	26,063
Toshiba	10,030	16,487
TOTO	309	9,852
Toyo Seikan Group Holdings	1,223	21,740
Toyota Tsusho	600	13,446
Tsubakimoto Chain	3,611	25,174
Ushio	2,420	30,943
Yamato Holdings	394	8,519
		2,122,981
Oil & Gas — 1.8%
Idemitsu Kosan	3,516	51,841
Inpex	4,620	40,203
Japan Petroleum Exploration	1,796	45,766
JX Holdings	11,005	41,451
Showa Shell Sekiyu	602	4,843
TonenGeneral Sekiyu	3,465	27,877
		211,981
Real Estate Investment Trusts — 5.7%
Activia Properties	5	22,302
Advance Residence Investment	15	32,276
Daiwa House Residential Investment	15	30,603
Daiwa Office Investment	12	68,195
Frontier Real Estate Investment	5	20,196
GLP J	20	19,345
Industrial & Infrastructure Fund Investment	5	23,211
Japan Excellent	63	69,679
Japan Hotel Investment	80	60,199
Japan Logistics Fund	18	35,624
Japan Prime Realty Investment	8	28,580
Japan Real Estate Investment	2	10,540
Japan Retail Fund Investment	6	12,623
Kenedix Office Investment, Cl A	3	15,091
Mori Hills Investment, Cl A	55	69,099
Mori Trust Sogo	10	16,528
Nippon Accommodations Fund	24	85,442
Nippon Building Fund	2	10,275
Nippon Prologis	13	22,958
Orix J	13	18,018

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
United Urban Investment	8	$10,870
		681,654
Technology — 5.3%
Advantest	754	6,882
Canon	294	8,116
FUJIFILM Holdings	706	26,813
Hitachi High-Technologies	1,699	47,364
IT Holdings	3,804	82,574
Itochu Techno-Solutions	1,788	28,593
Konica Minolta	972	8,037
Mixi	204	6,420
NEC	10,993	28,693
Nomura Research Institute	509	18,184
NTT Data	450	21,373
Obic	762	38,835
Oki Electric Industry	4,779	5,250
Oracle Japan	804	36,061
Otsuka	1,095	53,635
Renesas Electronics *	1,065	6,888
Ricoh	1,576	15,023
Rohm	296	13,178
SCREEN Holdings	1,969	15,028
SCSK	1,196	51,766
Square Enix Holdings	1,379	32,657
Sumco	1,014	6,684
Tokyo Ohka Kogyo	1,804	55,432
Trend Micro	450	18,659
		632,145
Telecommunications — 1.0%
Hikari Tsushin	304	19,812
KDDI	392	9,740
Nippon Telegraph & Telephone	1,712	71,102
NTT DOCOMO	1,005	20,977
		121,631
Utilities — 3.1%
Chubu Electric Power	1,702	21,559
Chugoku Electric Power	1,189	15,665
Electric Power Development	1,505	50,098
Hokkaido Electric Power *	2,977	27,344
Hokuriku Electric Power	2,159	30,156
Iwatani	1,985	10,084
Kansai Electric Power	2,746	29,385
Kyushu Electric Power	2,969	31,562

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Osaka Gas	6,867	$25,718
Shikoku Electric Power	1,481	21,188
Toho Gas	7,984	51,769
Tohoku Electric Power	2,266	28,038
Tokyo Electric Power *	4,462	22,114
Tokyo Gas	1,064	4,830
		369,510
TOTAL JAPAN		11,954,783
TOTAL COMMON STOCK
(Cost $12,402,519)		11,954,783

TOTAL INVESTMENTS — 99.9%
(Cost $12,402,519)†		$11,954,783

Percentages are based on Net Assets of $11,968,470.

*	Non-income producing security.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $12,402,519, and the unrealized appreciation and depreciation were $164,994 and $(612,730), respectively.

Cl — Class

The following is a summary of the inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$11,682,153	$272,630	$—	$11,954,783
Total Investments in Securities	$11,682,153	$272,630	$—	$11,954,783

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 30.8%
Basic Materials — 3.0%
Alumina	2,767	$2,026
BHP Billiton	80	869
BlueScope Steel	1,108	3,621
Evolution Mining	7,540	7,733
Fortescue Metals Group	1,410	1,725
Incitec Pivot	2,406	5,276
Independence Group	315	488
Mineral Resources	660	1,732
Newcrest Mining *	461	4,200
Northern Star Resources	2,944	6,164
Nufarm	1,200	5,798
OZ Minerals	845	2,253
Regis Resources	1,091	1,814
Rio Tinto	47	1,301
Sandfire Resources	502	1,775
South32	949	655
Syrah Resources *	270	730
Washington H Soul Pattinson	586	6,968
Western Areas	580	773
Whitehaven Coal *	8,643	2,507
		58,408
Consumer Goods — 2.2%
Asaleo Care	1,560	1,716
Bega Cheese	661	3,301
Bellamy's Australia	152	1,486
Blackmores	79	10,649
Breville Group	735	3,161
Burson Group	820	2,436
Coca-Cola Amatil	412	2,451
GrainCorp, Cl A	827	4,978
GUD Holdings	294	1,354
Pacific Brands	2,740	1,560
Select Harvests	681	2,563
Tassal Group	190	646
Treasury Wine Estates	974	6,242
		42,543
Consumer Services — 6.3%
AP Eagers	969	8,122
APN News & Media *	7,084	2,581
ARB	208	2,241
Aristocrat Leisure	809	5,866
Australian Pharmaceutical Industries	7,301	10,795

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Automotive Holdings Group	380	$1,164
Corporate Travel Management	360	3,030
Domino's Pizza Enterprises	122	5,161
Event Hospitality and Entertainment	840	9,031
Fairfax Media	4,900	3,067
G8 Education	457	1,164
Harvey Norman Holdings	1,160	3,643
InvoCare	436	3,661
JB Hi-Fi	60	994
Mantra Group	790	2,699
Metcash	3,570	4,419
Myer Holdings	2,964	2,170
Navitas	1,057	3,469
Nine Entertainment Holdings	2,653	3,096
Qantas Airways	657	1,803
Retail Food Group	631	2,017
Seven West Media	4,159	2,442
Sigma Pharmaceuticals	6,729	3,903
Southern Cross Media Group	6,944	5,526
Star Entertainment Group	2,096	7,976
Super Retail Group	322	2,321
TABCORP Holdings	1,634	5,317
Tatts Group	2,921	8,574
Village Roadshow	286	1,402
Wesfarmers	124	3,698
Woolworths	81	1,391
		122,743
Financials — 5.5%
Abacus Property Group	4,398	9,363
AMP	370	1,405
Ardent Leisure Group	4,930	7,149
ASX	83	2,486
Australia & New Zealand Banking Group	70	1,197
Aveo Group	2,665	5,599
Bank of Queensland	326	3,018
Bendigo and Adelaide Bank	380	2,887
BT Investment Management	550	4,139
Challenger	563	3,162
Charter Hall Retail	2,084	6,059
Commonwealth Bank of Australia	24	1,336
Cover-More Group	500	699
Cromwell Property Group	8,638	6,049
FlexiGroup	450	894

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Genworth Mortgage Insurance Australia	1,020	$1,869
Insurance Australia Group	357	1,331
IOOF Holdings	547	3,177
Lend Lease Group	286	2,628
Macquarie Group	60	3,038
Magellan Financial Group	160	2,575
McMillan Shakespeare	849	7,627
National Australia Bank	130	2,543
Platinum Asset Management	671	3,066
Premier Investments	506	4,692
QBE Insurance Group	592	4,556
Steadfast Group	980	1,009
Stockland	1,023	2,960
Suncorp Group	350	2,874
Veda Group	1,260	2,504
Vicinity Centres	1,930	3,973
Westpac Banking	70	1,528
		107,392
Health Care — 3.8%
Ansell	323	4,579
Cochlear	210	13,929
CSL	116	8,534
Estia Health	430	2,068
Healthscope	1,380	2,157
Japara Healthcare	1,479	2,992
Mayne Pharma Group *	5,662	5,247
nib holdings	1,774	4,492
Primary Health Care	2,527	4,397
Ramsay Health Care	160	6,856
Regis Healthcare	550	2,233
Sirtex Medical	274	7,291
Sonic Healthcare	732	9,527
		74,302
Industrials — 4.5%
Adelaide Brighton	500	1,673
Amcor	1,123	10,565
Asciano	1,230	7,743
Aurizon Holdings	1,516	3,957
Boral	777	3,078
Brambles	728	5,731
Brickworks	762	8,193
CIMIC Group	45	766
Computershare	504	3,708

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
CSR	1,242	$2,240
Downer EDI	500	1,100
DuluxGroup	698	3,194
GWA Group	1,330	1,891
IPH	510	3,200
Macquarie Atlas Roads Group	788	2,380
Monadelphous Group	240	1,058
Orora	2,450	3,795
OzForex Group	249	550
Pact Group Holdings	1,010	3,558
Qube Holdings	710	1,140
SAI Global	666	1,899
Spotless Group Holdings	1,680	1,230
Sydney Airport	1,000	4,654
Transpacific Industries Group	12,822	6,621
Transurban Group	640	4,881
		88,805
Oil & Gas — 0.7%
APA Group	610	3,659
Beach Energy	8,144	2,160
Liquefied Natural Gas *	1,020	462
Oil Search	568	2,612
Santos	401	896
Woodside Petroleum	128	2,531
WorleyParsons	330	791
		13,111
Real Estate Investment Trusts — 2.6%
ALE Property Group	3,958	10,722
BWP Trust	2,868	6,228
Dexus Property Group	459	2,390
Goodman Group	1,120	4,817
GPT Group	1,315	4,539
Growthpoint Properties Australia	3,390	7,241
Investa Office Fund	1,796	4,955
Mirvac Group	1,160	1,559
Scentre Group	1,136	3,495
Shopping Centres Australasia Property Group	2,250	3,390
Westfield	400	2,801
		52,137
Technology — 0.5%
IRESS	223	1,516
iSentia Group	760	2,478
Recall Holdings	470	2,174

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Technology One	1,160	$3,856
		10,024
Telecommunications — 0.5%
M2 Group	701	6,238
Telstra	383	1,525
TPG Telecom	330	2,346
Vocus Communications	130	723
		10,832
Utilities — 1.2%
AGL Energy	540	7,105
AusNet Services	5,295	5,487
DUET Group	1,232	2,013
Origin Energy	217	629
Spark Infrastructure Group	5,558	7,765
		22,999
TOTAL AUSTRALIA		603,296
CHINA— 0.7%
Consumer Goods — 0.7%
Pacific Textiles Holdings	9,568	13,916
HONG KONG— 28.8%
Basic Materials — 0.2%
G-Resources Group	185,936	4,253
KuangChi Science *	1,283	465
		4,718
Consumer Goods — 5.8%
China Smarter Energy Group Holdings *	15,446	1,786
China Strategic Holdings *	98,419	2,150
First Pacific	4,440	3,052
Global Brands Group Holding *	5,750	879
HengTen Networks Group *	10,684	570
Man Wah Holdings	7,942	8,582
Samsonite International	1,889	4,866
Shenzhou International Group Holdings	1,364	7,291
Stella International Holdings	6,317	15,146
Techtronic Industries	1,631	6,140
Texwinca Holdings	9,638	9,288
Uni-President China Holdings	9,882	6,361
Vitasoy International Holdings	10,885	20,476
Yue Yuen Industrial Holdings	7,932	27,262
		113,849
Consumer Services — 5.8%
Cafe de Coral Holdings	4,300	11,741

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Cathay Pacific Airways	5,009	$7,839
Chow Sang Sang Holdings International	2,251	3,355
Esprit Holdings	5,807	5,968
Giordano International	4,305	1,715
Great Eagle Holdings	1,900	5,310
Hongkong & Shanghai Hotels	7,681	7,698
Kingston Financial Group	1,974	601
Lifestyle International Holdings	4,448	5,475
L'Occitane International	826	1,439
Luk Fook Holdings International	486	897
Melco International Development	777	934
Miramar Hotel & Investment	6,891	11,351
MTR	2,815	12,695
NagaCorp	4,688	2,837
Sa Sa International Holdings	2,580	703
Shangri-La Asia	5,830	5,393
Shun Tak Holdings	12,719	4,249
Television Broadcasts	1,082	3,761
Transport International Holdings	6,962	18,517
		112,478
Financials — 6.2%
AIA Group	590	3,248
Bank of East Asia	1,730	5,035
Cheung Kong Property Holdings	235	1,258
China Innovative Finance Group *	22,700	2,275
China LNG Group	99,843	2,668
Chinese Estates Holdings	3,385	7,707
CK Hutchison Holdings	110	1,362
Dah Sing Banking Group	2,231	3,480
Dah Sing Financial Holdings	750	3,498
Far East Consortium International	23,156	7,379
Good Fellow Resources Holdings *	7,210	611
GreaterChina Professional Services	13,735	1,324
Guoco Group	1,620	16,351
Haitong International Securities Group	2,430	1,193
Hang Lung Group	970	2,661
Hang Lung Properties	1,482	2,715
Hang Seng Bank	355	5,861
Henderson Land Development	803	4,333
Hong Kong Exchanges and Clearing	50	1,094
Hopewell Holdings	3,204	9,654
Hysan Development	1,123	4,329
Kerry Properties	966	2,219

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Kowloon Development	10,344	$8,399
New World Development	1,334	1,080
Sino Land	2,388	3,031
Sun Hung Kai	9,278	5,412
Sun Hung Kai Properties	300	3,230
Swire Properties	1,761	4,537
Value Partners Group	1,070	957
Wharf Holdings	461	2,132
Wheelock	650	2,468
		121,501
Health Care — 0.0%
China Traditional Chinese Medicine *	1,000	547
Industrials — 3.1%
AAC Technologies Holdings	116	738
Hopewell Highway Infrastructure	25,958	11,907
Johnson Electric Holdings	5,953	17,554
Kerry Logistics Network	1,480	2,035
NWS Holdings	7,011	10,359
Orient Overseas International	1,337	4,947
Pacific Basin Shipping	10,520	1,906
SITC International Holdings	13,670	6,306
Summit Ascent Holdings *	2,630	618
Swire Pacific, Cl A	485	4,674
		61,044
Oil & Gas — 0.3%
Brightoil Petroleum Holdings	7,700	2,246
Hanergy Thin Film Power Group * (A) (B)	29,000	782
United Energy Group *	34,101	1,731
		4,759
Real Estate Investment Trusts — 3.0%
Champion	24,300	11,365
Link	2,201	12,543
Prosperity	35,210	12,305
Sunlight Real Estate Investment Trust	20,763	9,817
Yuexiu Real Estate Investment Trust	23,603	11,949
		57,979
Technology — 0.6%
BYD Electronic International	1,083	454
China Goldjoy Group	9,397	966
FIH Mobile	8,456	3,009
HKBN	1,708	2,173
VTech Holdings	544	5,445
		12,047

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 1.6%
Hutchison Telecommunications Hong Kong Holdings	34,641	$10,860
PCCW	19,934	11,884
SmarTone Telecommunications Holdings	5,477	8,431
		31,175
Utilities — 2.2%
Cheung Kong Infrastructure Holdings	1,876	17,549
CLP Holdings	846	7,076
HK Electric Investments & HK Electric Investments (C)	5,014	3,917
Hong Kong & China Gas	2,611	4,569
Power Assets Holdings	1,100	9,992
		43,103
TOTAL HONG KONG		563,200
NEW ZEALAND— 13.5%
Basic Materials — 0.4%
Nuplex Industries	3,126	8,393
Consumer Services — 1.0%
Air New Zealand	3,771	7,198
SKY Network Television	841	2,487
SKYCITY Entertainment Group	1,176	3,553
Summerset Group Holdings	1,190	3,057
Trade Me Group	1,195	3,100
		19,395
Health Care — 2.1%
Ebos Group	1,427	12,427
Fisher & Paykel Healthcare	3,027	16,941
Metlifecare	2,678	7,658
Ryman Healthcare	930	4,838
		41,864
Industrials — 3.3%
Auckland International Airport	6,517	23,401
Fletcher Building	969	4,320
Freightways	464	1,906
Infratil	10,047	20,151
Mainfreight	540	5,206
Port of Tauranga	809	9,788
		64,772
Oil & Gas — 0.2%
Z Energy	680	2,957
Real Estate Investment Trusts — 3.1%
Argosy Property	17,797	13,127
Goodman Property Trust	12,123	9,844
Kiwi Property Group	11,668	10,342

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Precinct Properties New Zealand	17,259	$13,735
Property for Industry	13,310	13,994
		61,042
Technology — 0.2%
Xero *	297	3,226
Telecommunications — 1.2%
Chorus *	6,007	14,574
Spark New Zealand	3,852	8,374
		22,948
Utilities — 2.0%
Contact Energy	3,530	10,506
Genesis Energy	2,800	3,442
Mighty River Power	5,993	10,275
Vector	7,119	14,877
		39,100
TOTAL NEW ZEALAND		263,697
SINGAPORE— 25.7%
Consumer Goods — 1.3%
First Resources	2,002	2,455
Golden Agri-Resources	26,165	6,802
Olam International	3,890	4,428
Sinarmas Land	11,120	3,281
Wilmar International	4,690	9,391
		26,357
Consumer Services — 3.0%
Accordia Golf Trust	6,420	2,323
Asian Pay Television Trust	31,608	13,769
ComfortDelGro	3,700	7,357
Dairy Farm International Holdings	804	4,960
Genting Singapore	4,950	2,452
Mandarin Oriental International	5,581	7,534
OUE	5,279	6,120
Singapore Airlines	1,000	7,750
Singapore Press Holdings	1,150	2,876
SMRT	4,070	4,361
		59,502
Financials — 5.9%
ARA Asset Management	4,990	3,611
Ascendas India Trust	18,958	10,656
CapitaLand	1,400	3,020
City Developments	670	3,276
DBS Group Holdings	347	3,428

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Frasers Centrepoint Trust	2,550	$2,956
Global Logistic Properties	2,010	2,387
Great Eastern Holdings	240	3,381
GuocoLand	6,831	8,135
Hong Leong Finance	6,353	9,597
Hongkong Land Holdings	1,329	8,333
Keppel	3,900	2,740
Mapletree Industrial Trust	13,548	14,658
Mapletree Logistics Trust	11,581	7,649
Oversea-Chinese Banking	673	3,745
Religare Health Trust	11,287	7,454
Singapore Exchange	900	4,477
Suntec Real Estate Investment Trust	3,320	3,686
United Overseas Bank	258	3,279
UOL Group	910	3,580
Wing Tai Holdings	2,666	2,875
Yanlord Land Group	3,400	2,437
		115,360
Health Care — 1.5%
Biosensors International Group *	15,084	8,160
Haw Par	2,498	13,532
Raffles Medical Group	2,394	6,829
		28,521
Industrials — 3.2%
Jardine Matheson Holdings	65	3,413
Jardine Strategic Holdings	110	2,993
Neptune Orient Lines *	12,742	11,056
Noble Group	4,153	905
SATS	2,121	5,797
SIA Engineering	2,262	5,499
Singapore Post	9,325	8,746
Singapore Technologies Engineering	848	1,710
United Engineers	3,218	4,024
Venture	2,356	12,911
Yangzijiang Shipbuilding Holdings	8,790	5,743
		62,797
Oil & Gas — 0.7%
Ezion Holdings	6,090	2,204
Keppel	477	1,682
Sembcorp Industries	5,289	9,327
Sembcorp Marine	1,390	1,519
		14,732

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — 8.7%
AIMS AMP Capital Industrial	7,919	$7,539
Ascendas Real Estate Investment Trust	4,040	6,585
Ascott Residence Trust	8,533	6,895
Cache Logistics Trust	9,973	6,096
Cambridge Industrial Trust	17,232	6,296
CapitaLand Commercial Trust	3,620	3,294
CapitaLand Mall Trust	2,666	3,727
CapitaLand Retail China Trust	6,715	6,652
First Real Estate Investment Trust	7,120	5,853
Fortune Real Estate Investment Trust	19,171	19,286
Frasers Centrepoint Trust	7,130	9,518
Frasers Commercial Trust	10,395	8,472
Keppel	6,745	4,241
Lippo Malls Indonesia Retail Trust	33,129	7,216
Mapletree Commercial Trust	8,611	8,077
Mapletree Greater China Commercial Trust	10,759	6,350
OUE Hospitality Trust	18,258	9,364
Parkway Life Real Estate Investment Trust	5,060	8,035
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	16,153	7,547
Soilbuild Business Space	21,159	10,778
SPH	18,009	11,641
Starhill Global	13,080	6,755
		170,217
Technology — 0.1%
Silverlake Axis	3,439	1,341
Telecommunications — 0.7%
M1	3,490	5,664
Singapore Telecommunications	1,450	3,576
StarHub	1,549	3,679
		12,919
Utilities — 0.6%
Keppel Infrastructure Trust	27,631	8,930
SIIC Environment Holdings *	7,632	3,512
		12,442
TOTAL SINGAPORE		504,188
UNITED STATES— 0.2%
Industrials — 0.2%
Sims Metal Management	810	3,885
TOTAL COMMON STOCK
(Cost $2,332,638)		1,952,182
TOTAL INVESTMENTS — 99.7%
(Cost $2,332,638)†		$1,952,182

Schedule of Investments (Unaudited)	January 31, 2016

Global X Scientific Beta Asia ex-Japan ETF

Percentages are based on Net Assets of $1,957,755.

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of January 31, 2016 was $782 and represented 0.0% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2016, was $782 and represents 0.0% of Net Assets.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $2,332,638, and the unrealized appreciation and depreciation were $47,260 and $(427,716), respectively.

Cl — Class

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock
Australia	$587,403	$15,893	$—	$603,296
China	13,916	—	—	13,916
Hong Kong	562,418	—	782	563,200
New Zealand	255,304	8,393	—	263,697
Singapore	469,884	34,304	—	504,188
United States	3,885	—	—	3,885
Total Investments in Securities	$1,892,810	$58,590	$782	$1,952,182

(a)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X YieldCo Index ETF

	Shares	Value
COMMON STOCK — 88.3%
CANADA— 30.7%
Utilities — 30.7%
Brookfield Renewable Energy Partners	14,830	$393,441
Capstone Infrastructure	17,680	60,556
Innergex Renewable Energy	19,013	158,346
Northland Power	22,318	308,305
TransAlta Renewables	20,958	148,631
		1,069,279
TOTAL CANADA		1,069,279
GUERNSEY— 4.3%
Financials — 4.3%
Renewables Infrastructure Group	105,970	149,116
SPAIN— 3.7%
Utilities — 3.7%
Saeta Yield	14,741	130,794
UNITED STATES— 49.6%
Financials — 7.8%
NRG Yield, Cl A	21,908	271,659
Oil & Gas — 10.9%
8Point3 Energy Partners, Cl A	12,528	206,085
Pattern Energy Group, Cl A	9,130	173,014
		379,099
Real Estate Investment Trusts — 3.6%
Hannon Armstrong Sustainable Infrastructure Capital	7,006	125,758
Utilities — 27.3%
Abengoa Yield	15,673	265,657
NextEra Energy Partners	13,554	365,822
Terraform Global, Cl A *	32,315	136,692
TerraForm Power, Cl A	18,548	183,811
		951,982
TOTAL UNITED STATES		1,728,498
TOTAL COMMON STOCK
(Cost $4,086,610)		3,077,687

EXCHANGE TRADED FUNDS — 11.5%
Bluefield Solar Income Fund	50,600	73,212
Foresight Solar Fund	51,220	70,113
Greencoat UK Wind	91,980	135,039
John Laing Environmental Assets Group	40,700	56,001
NextEnergy Solar Fund	50,500	66,978
TOTAL EXCHANGE TRADED FUNDS
(Cost $448,064)		401,343
TOTAL INVESTMENTS — 99.8%
(Cost $4,534,674) †		$3,479,030

Schedule of Investments (Unaudited)	January 31, 2016

Global X YieldCo Index ETF

Percentages are based on Net Assets of $3,486,967.

*	Non-income producing security.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $4,534,674, and the unrealized appreciation and depreciation were $51,637 and $(1,107,281), respectively.

Cl — Class

As of January 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-003-0900

Schedule of Investments (Unaudited)	January 31, 2016

Global X China Consumer ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 77.2%
Consumer Goods — 39.0%
ANTA Sports Products	920,096	$2,206,003
Belle International Holdings, Cl A	4,358,496	2,912,067
BYD, Cl H * (A)	632,300	2,859,744
China Yurun Food Group * (A)	1,468,488	200,004
Dongfeng Motor Group, Cl H	2,765,246	3,240,335
Great Wall Motor, Cl H	3,252,397	2,469,746
Guangzhou Automobile Group, Cl H	2,254,917	1,886,136
Hengan International Group	369,649	3,286,676
Li Ning * (A)	1,478,669	682,067
Tingyi Cayman Islands Holding	2,061,225	2,330,609
Tsingtao Brewery, Cl H	356,417	1,261,657
Want Want China Holdings (A)	4,862,909	3,174,104
		26,509,148
Consumer Services — 35.2%
Air China, Cl H	1,867,228	1,194,780
Alibaba Group Holding ADR *	54,263	3,637,249
China Southern Airlines, Cl H (A)	1,777,395	1,068,787
Ctrip.com International ADR * (A)	100,184	4,275,853
E-Commerce China Dangdang ADR, Cl A *	44,762	302,591
Golden Eagle Retail Group (A)	488,447	537,221
GOME Electrical Appliances Holding	12,557,305	1,742,535
Homeinns Hotel Group ADR *	24,445	829,908
Intime Retail Group (A)	1,881,884	1,419,359
JD.com ADR *	145,182	3,779,088
New Oriental Education & Technology Group ADR	50,924	1,599,523
Vipshop Holdings ADR *	209,425	2,689,017
Youku.com ADR *	29,975	816,219
		23,892,130
Industrials — 3.0%
China Resources Beer Holdings	1,281,088	2,034,505
TOTAL CHINA		52,435,783
HONG KONG— 22.7%
Consumer Goods — 13.6%
Biostime International Holdings (A)	195,800	566,052
Bosideng International Holdings	3,027,362	233,387
China Agri-Industries Holdings (A)	2,207,756	590,032
China Foods *	787,013	249,770
China Mengniu Dairy	2,077,252	2,866,519
Shenzhou International Group Holdings	529,762	2,831,623
Skyworth Digital Holdings	1,933,387	996,150
Uni-President China Holdings	1,391,743	895,897
		9,229,430

Schedule of Investments (Unaudited)	January 31, 2016

Global X China Consumer ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Consumer Services — 9.1%
Ajisen China Holdings	594,993	$238,522
China Dongxiang Group	3,515,588	700,150
Chow Tai Fook Jewellery Group (A)	1,268,979	733,717
Melco Crown Entertainment ADR	212,356	3,236,305
Sun Art Retail Group (A)	2,266,525	1,269,721
		6,178,415
TOTAL HONG KONG		15,407,845
TOTAL COMMON STOCK
(Cost $99,069,723)		67,843,628

REPURCHASE AGREEMENTS — 14.5%
Barclays Bank
0.340%, dated 01/29/16, to be repurchased on 02/01/2016 repurchase price $9,000,255 (collateralized by U.S. Treasury Obligations, ranging in par value $5-$5,922,764, 0.000%-1.625%, 11/15/18-05/15/34 with a total market value of $9,180,001)(B)	$9,000,000	9,000,000
Deutsche Bank
0.300%, dated 01/29/16, to be repurchased on 02/01/2016 repurchase price $846,562 (collateralized by U.S. Treasury Obligations, par value $853,838, 1.375%, 02/29/20 with a total market value of $864,170)(B)	846,541	846,541
TOTAL REPURCHASE AGREEMENTS
(Cost $9,846,541)		9,846,541

TOTAL INVESTMENTS — 114.4%
(Cost $108,916,264)†		$77,690,169

Percentages are based on Net Assets of $67,920,466.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $9,302,298.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2016 was $9,846,541.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $99,069,723, and the unrealized appreciation and depreciation were $4,710,699 and $(35,936,794), respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$67,843,628	$—	$—	$67,843,628
Repurchase Agreements	—	9,846,541	—	9,846,541
Total Investments in Securities	$67,843,628	$9,846,541	$—	$77,690,169

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X China Energy ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 54.9%
Basic Materials — 7.3%
China Coal Energy, Cl H	42,991	$14,528
China Shenhua Energy, Cl H	45,730	68,276
Yanzhou Coal Mining, Cl H	35,775	14,388
		97,192
Consumer Goods — 0.7%
Tianneng Power International	12,615	9,336
Oil & Gas — 30.9%
Anton Oilfield Services Group	24,728	2,097
China Longyuan Power Group, Cl H	62,626	37,015
China Oilfield Services, Cl H	36,466	26,004
China Petroleum & Chemical, Cl H	242,527	134,930
Huaneng Renewables, Cl H	69,400	14,891
JA Solar Holdings ADR *	588	5,245
JinkoSolar Holding ADR *	443	9,117
Kunlun Energy	61,805	45,979
PetroChina, Cl H	213,413	130,249
Trina Solar ADR *	687	6,307
		411,834
Utilities — 16.0%
CGN Power, Cl H (A)	167,400	49,040
Datang International Power Generation, Cl H	55,412	14,667
ENN Energy Holdings	14,361	63,937
Huadian Fuxin Energy, Cl H	47,200	9,157
Huadian Power International, Cl H	33,361	19,675
Huaneng Power International, Cl H	69,561	56,755
		213,231
TOTAL CHINA		731,593
HONG KONG— 45.1%
Basic Materials — 0.4%
Shougang Fushan Resources Group	54,815	5,846
Industrials — 3.8%
Beijing Enterprises Holdings	10,193	50,553
Oil & Gas — 18.3%
China Gas Holdings	31,937	40,543
China Oil & Gas Group *	89,920	5,141
CNOOC	150,685	152,566
GCL-Poly Energy Holdings	226,411	28,800
Shunfeng International Clean Energy *	34,000	4,849
Xinjiang Goldwind Science & Technology, Cl H	8,840	11,427
		243,326

Schedule of Investments (Unaudited)	January 31, 2016

Global X China Energy ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 22.6%
Beijing Jingneng Clean Energy, Cl H	41,400	$12,075
China Power International Development	66,084	29,209
China Resources Gas Group	16,150	39,966
China Resources Power Holdings	34,331	57,697
Hong Kong & China Gas	42,833	74,958
Power Assets Holdings	8,640	78,486
Towngas China	19,880	9,528
		301,919
TOTAL HONG KONG		601,644
TOTAL COMMON STOCK
(Cost $2,395,165)		1,333,237
TOTAL INVESTMENTS — 100.0%
(Cost $2,395,165)†		$1,333,237

Percentages are based on Net Assets of $1,333,900.

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $2,395,165, and the unrealized appreciation and depreciation were $13,976 and $(1,075,904), respectively.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X China Financials ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 70.0%
Financials — 70.0%
Agile Property Holdings	313,212	$149,305
Agricultural Bank of China, Cl H	5,907,188	2,087,252
Bank of China, Cl H	5,114,534	1,997,749
Bank of Communications, Cl H	1,756,371	1,062,915
China Citic Bank, Cl H	1,889,222	1,097,192
China Construction Bank, Cl H	6,988,026	4,246,948
China Everbright Bank, Cl H	720,700	336,142
China Galaxy Securities, Cl H	762,700	554,666
China Life Insurance, Cl H	636,740	1,536,452
China Merchants Bank, Cl H	879,234	1,685,523
China Minsheng Banking, Cl H	1,345,055	1,182,109
China Pacific Insurance Group, Cl H	501,512	1,759,160
Chongqing Rural Commercial Bank, Cl H	558,067	282,517
CITIC Securities, Cl H	452,896	868,218
Country Garden Holdings	1,751,997	670,827
Evergrande Real Estate Group	968,661	633,506
Guangzhou R&F Properties	204,793	218,927
Industrial & Commercial Bank of China, Cl H	7,972,337	4,128,117
Longfor Properties	264,238	334,760
PICC Property & Casualty, Cl H	1,026,142	1,732,464
Ping An Insurance Group of China, Cl H	441,214	1,981,335
Shui On Land	755,801	182,569
Sino-Ocean Land Holdings	983,652	492,910
SOHO China	433,859	200,684
TOTAL CHINA		29,422,247
HONG KONG— 29.9%
Financials — 24.7%
Cheung Kong Property Holdings	333,350	1,783,926
China Everbright	189,641	389,864
China Jinmao Holdings Group	912,458	236,824
China Overseas Land & Investment	736,766	2,120,503
China Resources Land	597,808	1,454,799
China Taiping Insurance Holdings *	323,330	671,350
Haitong Securities, Cl H	631,500	946,092
KWG Property Holding	259,685	162,494
New China Life Insurance, Cl H	207,911	705,249
People's Insurance Group of China, Cl H	1,808,400	717,983
Poly Property Group	446,707	119,958
Shenzhen Investment	642,918	245,343
Shimao Property Holdings	261,804	363,297
Sunac China Holdings	398,300	244,624

Schedule of Investments (Unaudited)	January 31, 2016

Global X China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Yuexiu Property	1,380,645	$198,683
		10,360,989
Industrials — 5.2%
CK Hutchison Holdings	177,350	2,195,555
TOTAL HONG KONG		12,556,544
TOTAL COMMON STOCK
(Cost $54,645,230)		41,978,791
TOTAL INVESTMENTS — 99.9%
(Cost $54,645,230)†		$41,978,791

Percentages are based on Net Assets of $42,033,622.

*	Non-income producing security.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $54,645,230, and the unrealized appreciation and depreciation were $327,749 and $(12,994,188), respectively.

Cl — Class

As of January 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 63.3%
Basic Materials — 1.5%
China Zhongwang Holdings	107,888	$48,380
Consumer Goods — 4.8%
BYD, Cl H *	33,794	152,842
Consumer Services — 1.5%
Guangshen Railway, Cl H	109,948	46,337
Industrials — 55.5%
Anhui Conch Cement, Cl H	64,287	125,223
China Communications Construction, Cl H	147,233	128,829
China COSCO Holdings, Cl H *	195,532	69,089
China Lesso Group Holdings	75,555	40,870
China National Building Material, Cl H	221,447	91,619
China National Materials	83,746	14,419
China Railway Construction, Cl H	129,541	127,663
China Railway Group, Cl H	209,958	149,452
China Shanshui Cement Group (A) (B)	147,052	5,942
China Shipping Container Lines, Cl H *	284,182	54,406
China Shipping Development, Cl H	86,884	54,143
CRRC	156,113	144,021
Dongfang Electric, Cl H	25,093	20,183
First Tractor, Cl H	31,341	16,470
Haitian International Holdings	48,946	59,116
Harbin Power Equipment, Cl H	48,311	17,319
Hollysys Automation Technologies	3,237	59,593
Jiangsu Expressway, Cl H	93,999	112,202
Metallurgical Corp of China, Cl H	221,701	50,990
Sany Heavy Equipment International Holdings	70,294	14,180
Shanghai Electric Group, Cl H	216,071	94,392
Weichai Power, Cl H	74,688	71,014
Zhejiang Expressway, Cl H	110,310	95,813
Zhuzhou CSR Times Electric, Cl H	29,213	148,639
		1,765,587
TOTAL CHINA		2,013,146
HONG KONG— 33.3%
Consumer Goods — 3.5%
AviChina Industry & Technology, Cl H	159,980	110,588
Industrials — 28.0%
Beijing Capital International Airport, Cl H	106,841	96,094
China Huarong Energy *	431,818	11,707
China International Marine Containers Group, Cl H	33,780	52,604
China Merchants Holdings International	60,901	166,282
China Resources Cement Holdings	133,421	31,886

Schedule of Investments (Unaudited)	January 31, 2016

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
China State Construction International Holdings	131,350	$209,611
Shanghai Industrial Holdings	35,499	77,175
Shenzhen International Holdings	73,306	113,969
Sunny Optical Technology Group	51,524	109,498
Zoomlion Heavy Industry Science and Technology	99,500	25,825
		894,651
Oil & Gas — 1.8%
China High Speed Transmission Equipment Group	72,820	55,671
TOTAL HONG KONG		1,060,910
SINGAPORE— 3.4%
Industrials — 3.4%
Yangzijiang Shipbuilding Holdings	163,303	106,704
TOTAL COMMON STOCK
(Cost $5,709,312)		3,180,760
TOTAL INVESTMENTS — 100.0%
(Cost $5,709,312)†		$3,180,760

Percentages are based on Net Assets of $3,181,596.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2016, was $5,942 and represents 0.2% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2016 was $5,942 and represented 0.2% of Net Assets.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $5,709,312, and the unrealized appreciation and depreciation were $8,522 and $(2,537,075), respectively.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,174,818	$—	$5,942	$3,180,760
Total Investments in Securities	$3,174,818	$—	$5,942	$3,180,760

Schedule of Investments (Unaudited)	January 31, 2016

Global X China Industrials ETF

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Common Stock

Beginning Balance as of October 31, 2015	$922,853
Transfers out of Level 3	(323,020)
Net sales	(306,071)
Realized gain (loss)	(143,771)
Change in unrealized appreciation (depreciation)	(144,049)
Ending Balance as of January 31, 2016	$5,942

For the period ended January 31, 2016, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

Net change in unrealized appreciation (depreciation) from investments (Level 3) still held as of January 31, 2016 is $(38,102).

For the period ended January 31, 2016, there have been no transfers between Level 1 and Level 2.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X China Materials ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 60.6%
Basic Materials — 56.4%
Aluminum Corp of China, Cl H *	174,099	$52,121
Angang Steel, Cl H	107,284	46,179
China BlueChemical	166,329	34,621
China Hongqiao Group	113,782	61,695
China Molybdenum, Cl H	339,064	48,793
Dongyue Group	104,857	19,940
Fosun International	33,600	44,122
Jiangxi Copper, Cl H	44,941	44,925
Maanshan Iron & Steel, Cl H *	171,225	31,240
Real Gold Mining *(A) (B)	97,864	1
Sinofert Holdings	174,030	23,255
Sinopec Shanghai Petrochemical, Cl H	153,610	61,579
Sinopec Yizheng Chemical Fibre, Cl H *	183,014	39,976
Zhaojin Mining Industry	80,444	45,375
Zijin Mining Group, Cl H	211,949	47,657
		601,479
Industrials — 4.2%
BBMG, Cl H	80,400	44,318
TOTAL CHINA		645,797
HONG KONG— 37.7%
Basic Materials — 25.5%
China Lumena New Materials *(A) (B)	413,450	664
China Precious Metal Resources Holdings *	337,900	11,071
China Silver Group	64,600	13,281
Fufeng Group	104,244	33,083
Kingboard Chemical Holdings	46,600	71,132
Kingboard Laminates Holdings	74,328	29,796
Nine Dragons Paper Holdings	94,800	58,954
North Mining Shares, Cl C *	1,154,856	13,503
Yingde Gases	104,649	39,532
		271,016
Industrials — 12.2%
Citic Pacific	34,400	48,354
TCC International Holdings	242,300	35,180
West China Cement	227,200	46,708
		130,242
TOTAL HONG KONG		401,258

Schedule of Investments (Unaudited)	January 31, 2016

Global X China Materials ETF

	Shares/Number of Rights	Value
COMMON STOCK — continued
SINGAPORE— 1.6%
Basic Materials — 1.6%
Midas Holdings	95,866	$17,176
TOTAL COMMON STOCK
(Cost $2,321,045)		1,064,231

RIGHT — 0.0%
Hong Kong — 0.0%
China Hongqiao Group*
(Cost $–)	15,929	37

TOTAL INVESTMENTS — 99.9%
(Cost $2,321,045)†		$1,064,268

Percentages are based on Net Assets of $1,064,844.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2016, was $665 and represents 0.1% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2016 was $665 and represented 0.1% of Net Assets.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $2,321,045, and the unrealized appreciation and depreciation were $3,433 and $(1,260,210), respectively.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$1,063,566	$—	$665	$1,064,231
Right	37	—	—	37
Total Investments in Securities	$1,063,603	$—	$665	$1,064,268

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X NASDAQ China Technology ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 69.7%
Technology — 69.7%
21Vianet Group ADR *	19,056	$365,685
Autohome ADR *	11,995	294,717
Baidu ADR *	5,498	897,658
China Communications Services, Cl H	325,703	127,221
China Finance Online ADR *	7,713	40,879
ChinaCache International Holdings ADR *	3,798	27,763
Coolpad Group	963,815	146,129
Kingdee International Software Group	694,549	238,273
Lenovo Group	1,132,983	1,001,551
NetEase ADR	7,192	1,122,959
Qihoo 360 Technology ADR *	17,652	1,265,825
Semiconductor Manufacturing International *	5,731,944	493,444
Shanghai Baosight Software, Cl B	42,170	135,450
Sohu.com *	10,805	544,464
Tencent Holdings	60,215	1,121,074
Travelsky Technology, Cl H	120,455	182,319
V1 Group	1,237,978	62,831
YY ADR *	9,888	574,592
ZTE, Cl H	266,503	478,708
TOTAL CHINA		9,121,542
HONG KONG— 25.5%
Technology — 25.5%
Alibaba Health Information Technology *	1,073,109	536,358
ASM Pacific Technology	78,633	566,799
BYD Electronic International	290,581	121,716
China Public Procurement *	3,445,700	65,081
Chinasoft International *	582,086	201,936
Comba Telecom Systems Holdings	404,289	60,777
Digital China Holdings	306,378	314,926
FIH Mobile	882,359	314,041
Hi Sun Technology China *	664,000	96,407
Ju Teng International Holdings	289,744	113,547
PAX Global Technology	240,060	240,589
Suncorp Technologies *	4,565,600	44,583
TCL Communication Technology Holdings	167,632	123,847
VTech Holdings	53,432	534,811
TOTAL HONG KONG		3,335,418

Schedule of Investments (Unaudited)	January 31, 2016

Global X NASDAQ China Technology ETF

	Shares/Number of Rights	Value
COMMON STOCK — continued
UNITED STATES— 4.6%
Technology — 4.6%
NQ Mobile ADR, Cl A *	28,191	$99,514
SINA *	9,710	446,175
Weibo ADR *	3,543	53,924
TOTAL UNITED STATES		599,613
TOTAL COMMON STOCK
(Cost $14,225,339)		13,056,573

RIGHT — 0.0%
China — 0.0%
Coolpad Group *(A) (B)
(Cost $–)	144,572	1,486

TOTAL INVESTMENTS — 99.8%
(Cost $14,225,339)†		$13,058,059

Percentages are based on Net Assets of $13,078,603.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2016, was $1,486 and represents 0.0% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2016 was $1,486 and represented 0.0% of Net Assets.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $14,225,339, and the unrealized appreciation and depreciation were $1,084,713 and $(2,251,993), respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$12,921,123	$135,450	$—	$13,056,573
Right	1,486	—	—	1,486
Total Investments in Securities	$12,922,609	$135,450	$—	$13,058,059

For the period ended January 31, 2016, the transfers between Level 1 and Level 2 in the amount of $135,450, were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X Southeast Asia ETF

	Shares	Value
COMMON STOCK — 99.9%
INDONESIA— 19.5%
Consumer Goods — 4.5%
Astra International	875,531	$409,958
Unilever Indonesia	49,696	132,402
		542,360
Financials — 9.8%
Bank Central Asia	534,456	508,267
Bank Mandiri	406,260	283,129
Bank Rakyat Indonesia Persero	468,360	381,658
		1,173,054
Telecommunications — 4.5%
Telekomunikasi Indonesia ADR	10,977	537,873
Utilities — 0.7%
Perusahaan Gas Negara	462,139	80,686
TOTAL INDONESIA		2,333,973
MALAYSIA— 27.5%
Basic Materials — 1.8%
Petronas Chemicals Group	125,224	216,693
Financials — 11.0%
CIMB Group Holdings	237,605	237,319
Malayan Banking	234,081	483,373
Public Bank	135,429	599,734
		1,320,426
Health Care — 1.6%
IHH Healthcare	121,500	191,827
Industrials — 2.2%
Sime Darby	140,646	273,168
Oil & Gas — 1.6%
Petronas Gas	34,439	189,643
Telecommunications — 5.1%
Axiata Group	195,828	264,403
DiGi.Com	162,400	190,737
Maxis	114,206	157,222
		612,362
Utilities — 4.2%
Tenaga Nasional	153,655	502,938
TOTAL MALAYSIA		3,307,057
PHILIPPINES— 4.6%
Consumer Services — 2.0%
SM Investments	13,827	240,122

Schedule of Investments (Unaudited)	January 31, 2016

Global X Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.3%
SM Prime Holdings	338,900	$150,425
Telecommunications — 1.3%
Philippine Long Distance Telephone ADR	3,349	157,135
TOTAL PHILIPPINES		547,682
SINGAPORE— 33.9%
Consumer Goods — 1.5%
Wilmar International	91,521	183,261
Consumer Services — 3.6%
Genting Singapore	260,645	129,105
Jardine Cycle & Carriage	4,838	126,754
Singapore Airlines	21,873	169,507
		425,366
Financials — 20.5%
CapitaLand	110,488	238,318
DBS Group Holdings	77,653	767,091
Oversea-Chinese Banking	141,736	788,695
United Overseas Bank	52,477	666,977
		2,461,081
Oil & Gas — 1.8%
Keppel	62,107	219,052
Telecommunications — 6.5%
Singapore Telecommunications	318,934	786,523
TOTAL SINGAPORE		4,075,283
THAILAND— 14.4%
Consumer Services — 1.8%
CP ALL NVDR	191,563	218,462
Financials — 4.8%
Bangkok Bank NVDR	20,701	88,348
Kasikornbank NVDR	50,818	241,059
Siam Commercial Bank NVDR	67,571	245,833
		575,240
Industrials — 3.0%
Airports of Thailand NVDR	18,700	197,820
Siam Cement NVDR	12,986	156,999
		354,819
Oil & Gas — 2.8%
PTT Exploration & Production NVDR	60,280	96,158
PTT PCL NVDR	37,014	244,464
		340,622

Schedule of Investments (Unaudited)	January 31, 2016

Global X Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 2.0%
Advanced Info Service NVDR	51,611	$244,099
TOTAL THAILAND		1,733,242
TOTAL COMMON STOCK
(Cost $16,081,270)		11,997,237
TOTAL INVESTMENTS — 99.9%
(Cost $16,081,270)†		$11,997,237

Percentages are based on Net Assets of $12,014,053.

†	At January 31, 2016, the tax basis cost of the Fund's investments was $16,081,270, and the unrealized appreciation and depreciation were $199,445 and $(4,283,478), respectively.

ADR — American Depositary Receipt

NVDR — Non-Voting Depositary Receipt

As of January 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — 95.1%
CHILE— 48.6%
Basic Materials — 4.8%
CAP	2,851	$5,900
Empresas CMPC	40,059	91,290
Sociedad Quimica y Minera de Chile ADR	3,282	53,267
		150,457
Consumer Goods — 2.9%
Cia Cervecerias Unidas ADR	2,650	57,214
Vina Concha y Toro	20,600	32,792
		90,006
Consumer Services — 8.2%
Cencosud	40,600	82,635
Latam Airlines Group ADR *	11,937	61,117
SACI Falabella	17,495	115,741
		259,493
Financials — 11.6%
Banco de Chile	3,888	402
Banco de Chile ADR	1,452	90,692
Banco de Credito e Inversiones	1,576	61,245
Banco Santander Chile ADR	5,586	96,582
Corpbanca ADR	3,882	44,837
Parque Arauco	18,994	29,709
Sociedad Matriz Banco de Chile, Cl B	165,420	42,896
		366,363
Oil & Gas — 3.7%
Empresas COPEC	13,529	118,285
Technology — 0.9%
Sonda	17,334	27,781
Telecommunications — 1.2%
ENTEL Chile	3,915	37,874
Utilities — 15.3%
AES Gener	90,231	40,028
Aguas Andinas, Cl A	104,142	52,456
Colbun	252,396	64,124
E.CL	19,392	26,791
Empresa Nacional de Electricidad ADR	3,382	131,222
Enersis ADR	14,131	166,605
		481,226
TOTAL CHILE		1,531,485
COLOMBIA— 29.2%
Consumer Goods — 2.7%
Grupo Nutresa	12,045	86,074

Schedule of Investments (Unaudited)	January 31, 2016

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — 1.7%
Almacenes Exito	12,984	$53,762
Financials — 13.1%
BanColombia ADR	5,673	167,353
Financiera Colombiana *	6,185	68,059
Grupo Aval Acciones y Valores ADR	4,341	28,477
Grupo de Inversiones Suramericana	13,647	148,312
		412,201
Industrials — 5.2%
Cementos Argos	22,782	67,776
Grupo Argos	18,826	95,440
		163,216
Oil & Gas — 3.3%
Ecopetrol ADR	14,366	92,517
Pacific Exploration and Production	17,926	10,318
		102,835
Utilities — 3.2%
Interconexion Electrica	19,270	43,054
Isagen	47,430	56,585
		99,639
TOTAL COLOMBIA		917,727
PERU— 17.3%
Basic Materials — 7.7%
Cia de Minas Buenaventura ADR *	11,974	47,896
Southern Copper	7,456	193,260
		241,156
Financials — 9.6%
Credicorp	1,056	106,498
Credicorp Ltd.	1,943	196,942
		303,440
TOTAL PERU		544,596
TOTAL COMMON STOCK
(Cost $5,528,634)		2,993,808

PREFERRED STOCK — 4.6%
CHILE— 0.8%
Consumer Goods — 0.8%
Embotelladora Andina	8,720	24,827
COLOMBIA— 3.8%
Financials — 2.7%
Banco Davivienda	5,810	40,848

Schedule of Investments (Unaudited)	January 31, 2016

Global X FTSE Andean 40 ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Grupo Aval Acciones y Valores	134,171	$42,970
		83,818
Industrials — 1.1%
Grupo Argos	7,280	35,979
TOTAL COLOMBIA		119,797
TOTAL PREFERRED STOCK
(Cost $237,938)		144,624

TOTAL INVESTMENTS — 99.7%
(Cost $5,766,572)†		$3,138,432

Percentages are based on Net Assets of $3,147,524.

*	Non-income producing security.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $5,766,572, and the unrealized appreciation and depreciation were $3,426 and $(2,631,566), respectively.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

The following is a summary of the level of inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,993,808	$—	$—	$2,993,808
Preferred Stock	119,797	24,827	—	144,624
Total Investments in Securities	$3,113,605	$24,827	$—	$3,138,432

For the period ended January 31, 2016, the transfers between Level 1 and Level 2 in the amount of $24,827, were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 88.7%
COLOMBIA— 88.7%
Basic Materials — 2.6%
Mineros	2,600,698	$1,555,295
Consumer Goods — 5.1%
Grupo Nutresa	420,178	3,002,593
Consumer Services — 5.3%
Almacenes Exito	753,693	3,120,797
Financials — 33.5%
Banco de Bogota	12,557	212,705
BanColombia ADR (A)	311,962	9,202,879
Bolsa de Valores de Colombia	249,598,216	1,250,207
Celsia ESP	2,270,935	2,106,069
Financiera Colombiana *	80,087	881,245
Grupo Aval Acciones y Valores	277,511	89,719
Grupo Aval Acciones y Valores ADR	165,489	1,085,608
Grupo de Inversiones Suramericana	472,050	5,130,122
Interbolsa *(B) (C)	1,320,603	401
		19,958,955
Industrials — 15.7%
Cementos Argos	697,211	2,074,182
Cemex Latam Holdings *	809,236	2,382,888
Construcciones El Condor	3,525,620	1,118,429
Constructora Conconcreto	3,910,444	1,282,054
Grupo Argos	487,805	2,472,973
		9,330,526
Oil & Gas — 9.4%
Canacol Energy *	940,183	1,750,421
Ecopetrol ADR (A)	474,267	3,054,279
Pacific Exploration and Production	1,390,604	800,419
		5,605,119
Telecommunications — 1.9%
Empresa de Telecomunicaciones de Bogota	6,908,500	1,142,975
Utilities — 15.2%
Empresa de Energia de Bogota	4,929,376	2,484,029
Interconexion Electrica	1,289,633	2,881,380
Isagen	3,064,138	3,655,590
		9,020,999
TOTAL COMMON STOCK
(Cost $87,663,241)		52,737,259

Schedule of Investments (Unaudited)	January 31, 2016

Global X MSCI Colombia ETF

	Shares/Face Amount	Value
PREFERRED STOCK — 11.0%
COLOMBIA— 11.0%
Consumer Services — 2.5%
Avianca Holdings	3,123,326	$1,464,881
Financials — 7.8%
Banco Davivienda	411,040	2,889,877
Grupo Aval Acciones y Valores	1,431,941	458,600
Grupo de Inversiones Suramericana	123,243	1,290,738
		4,639,215
Industrials — 0.7%
Grupo Argos, 0.000%	83,938	414,829
TOTAL PREFERRED STOCK
(Cost $10,692,248)		6,518,925

U.S. TREASURY OBLIGATION — 10.1%
United States Treasury Bill
0.180%, 02/11/16(D)
(Cost $5,999,700)	$6,000,000	5,999,652
TOTAL INVESTMENTS — 109.8%
(Cost $104,355,189)†		$65,255,836

Percentages are based on Net Assets of $59,417,314.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $2,342,514.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2016, was $401 and represents 0.0% of Net Assets.
(C)	Security considered illiquid. The total value of such securities as of January 31, 2016 was $401 and represented 0.0% of Net Assets.
(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $104,355,189, and the unrealized appreciation and depreciation were $358,134 and $(39,457,487), respectively.

ADR — American Depositary Receipt

The following is a summary of the level of inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$52,736,858	$—	$401	$52,737,259
Preferred Stock	6,518,925	—	—	6,518,925
U.S. Treasury Obligation	—	5,999,652	—	5,999,652
Total Investments in Securities	$59,255,783	$5,999,652	$401	$65,255,836

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Schedule of Investments (Unaudited)	January 31, 2016

Global X MSCI Colombia ETF

For the period ended January 31, 2016, the transfers between Level 1 and Level 2 in the amount of $1,118,429, were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X Brazil Mid Cap ETF

	Shares	Value
COMMON STOCK — 93.0%
BRAZIL— 93.0%
Basic Materials — 9.0%
Cia Siderurgica Nacional ADR	42,607	$32,807
Fibria Celulose ADR	16,134	178,281
Gerdau ADR	30,244	27,522
		238,610
Consumer Goods — 6.0%
Cosan Industria e Comercio	4,643	29,039
Hypermarcas *	11,527	64,094
M Dias Branco	1,266	18,271
Natura Cosmeticos	5,069	28,261
Sao Martinho	1,509	17,945
		157,610
Consumer Services — 12.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	4,381	41,839
Kroton Educacional	46,750	98,861
Localiza Rent a Car	4,572	24,944
Lojas Renner	19,825	87,496
Raia Drogasil	6,650	68,625
		321,765
Financials — 17.1%
BM&F Bovespa	50,706	129,428
BR Malls Participacoes	14,201	41,937
CETIP - Mercados Organizados	7,112	67,660
Grupo BTG Pactual	29,977	125,291
Multiplan Empreendimentos Imobiliarios	2,437	25,100
Porto Seguro	2,926	19,050
Sul America	10,585	47,585
		456,051
Health Care — 0.8%
Odontoprev	8,110	20,378
Industrials — 14.7%
CCR	26,748	85,044
Embraer ADR	2,988	85,995
Klabin	29,374	153,464
WEG	17,700	68,078
		392,581
Technology — 1.1%
TOTVS	3,566	28,744
Telecommunications — 4.0%
Tim Participacoes ADR	13,466	106,516
Utilities — 28.3%
Centrais Eletricas Brasileiras ADR *	32,056	45,519

Schedule of Investments (Unaudited)	January 31, 2016

Global X Brazil Mid Cap ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Utilities — continued
Cia de Saneamento Basico do Estado de Sao Paulo ADR	19,472	$103,396
Cia Energetica de Minas Gerais ADR	22,047	32,630
Cia Paranaense de Energia ADR	3,395	18,639
CPFL Energia ADR *	15,182	124,492
EDP - Energias do Brasil	7,224	21,782
Equatorial Energia	5,850	52,641
Tractebel Energia	6,287	52,929
Transmissora Alianca de Energia Eletrica	10,040	43,437
Ultrapar Participacoes ADR	17,302	258,665
		754,130
TOTAL BRAZIL		2,476,385
TOTAL COMMON STOCK
(Cost $4,495,937)		2,476,385

PREFERRED STOCK — 6.4%
BRAZIL— 6.4%
Basic Materials — 3.9%
Braskem	4,464	26,653
Suzano Papel e Celulose	19,660	78,013
		104,666
Consumer Services — 2.5%
Lojas Americanas	14,609	67,747
TOTAL PREFERRED STOCK
(Cost $202,322)		172,413

CORPORATE OBLIGATION — 0.3%
Hypermarcas
11.300%, 10/15/18
(Cost $17,713)	$29,500	7,461
TOTAL INVESTMENTS — 99.7%
(Cost $4,715,972)†		$2,656,259

Percentages are based on Net Assets of $2,662,920.

*	Non-income producing security.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $4,715,972, and the unrealized appreciation and depreciation were $23,880 and $(2,083,593), respectively.

ADR — American Depositary Receipt

Schedule of Investments (Unaudited)	January 31, 2016

Global X Brazil Mid Cap ETF

The following is a summary of the level of inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$2,476,385	$—	$—	$2,476,385
Preferred Stock	172,413	—	—	172,413
Corporate Obligation	—	—	7,461	7,461
Total Investments in Securities	$2,648,798	$—	$7,461	$2,656,259

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X Brazil Consumer ETF

	Shares	Value
COMMON STOCK — 92.4%
BRAZIL— 92.4%
Consumer Goods — 54.5%
AMBEV ADR	28,958	$135,234
Arezzo Industria e Comercio	7,582	35,839
BRF ADR	9,891	119,978
Cia Hering	24,753	79,687
Cosan, Cl A	29,385	95,207
Cosan Industria e Comercio	21,397	133,826
Grendene	14,777	56,100
Hypermarcas *	26,030	144,735
JBS	38,856	104,401
M Dias Branco	7,518	108,499
Marfrig Alimentos *	46,416	70,440
Minerva *	17,705	54,090
Natura Cosmeticos	23,206	129,380
Sao Martinho	8,717	103,662
SLC Agricola	8,306	33,806
		1,404,884
Consumer Services — 37.9%
B2W Cia Digital *	20,384	67,244
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	10,023	95,720
CVC Brasil Operadora e Agencia de Viagens	13,360	41,547
Estacio Participacoes	36,370	105,955
Kroton Educacional	53,468	113,067
Localiza Rent a Car	20,161	109,995
Lojas Renner	28,885	127,482
Multiplus	7,862	62,003
Raia Drogasil	13,002	134,175
Smiles	9,261	65,618
Via Varejo	76,434	55,525
		978,331
TOTAL BRAZIL		2,383,215
TOTAL COMMON STOCK
(Cost $4,473,691)		2,383,215

PREFERRED STOCK — 7.0%
BRAZIL— 7.0%
Consumer Goods — 1.6%
Alpargatas	23,158	42,000

Schedule of Investments (Unaudited)	January 31, 2016

Global X Brazil Consumer ETF

	Shares/Face Amount/Number of Rights	Value
PREFERRED STOCK — continued
Consumer Services — 5.4%
Lojas Americanas	29,902	$138,666
TOTAL PREFERRED STOCK
(Cost $212,898)		180,666

CORPORATE OBLIGATION — 0.4%
Hypermarcas(A) (B)
11.300%, 10/15/18
(Cost $25,219)	$42,000	10,622

RIGHT — 0.0%
Brazil — 0.0%
Minerva*(A) (B)
(Cost $–)	9,197	—

TOTAL INVESTMENTS — 99.8%
(Cost $4,711,808)†		$2,574,503

Percentages are based on Net Assets of $2,580,011.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2016, was $10,622 and represents 0.4% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2016 was $10,622 and represented 0.4% of Net Assets.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $4,711,808, and the unrealized appreciation and depreciation were $108,327 and $(2,245,632), respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$2,383,215	$—	$—	$2,383,215
Preferred Stock	180,666	—	—	180,666
Corporate Obligation	—	—	10,622	10,622
Right	—	—	—	—
Total Investments in Securities	$2,563,881	$—	$10,622	$2,574,503

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 100.0%
ARGENTINA— 76.8%
Basic Materials — 16.8%
Tenaris ADR	212,052	$4,419,164
Consumer Goods — 2.3%
Cresud SACIF y A ADR *	54,691	596,682
Consumer Services — 16.1%
Arcos Dorados Holdings, Cl A	201,816	577,194
Grupo Clarin GDR, Cl B	53,495	914,765
MercadoLibre	27,659	2,717,220
		4,209,179
Financials — 17.4%
Banco Macro ADR *	26,370	1,686,889
BBVA Banco Frances ADR *	56,755	1,145,316
Grupo Financiero Galicia ADR	48,880	1,333,935
IRSA Inversiones y Representaciones ADR *	36,725	410,586
		4,576,726
Oil & Gas — 15.3%
Petrobras Argentina ADR	134,459	806,754
Transportadora de Gas del Sur ADR	134,445	798,603
YPF ADR	143,730	2,420,413
		4,025,770
Telecommunications — 4.3%
Telecom Argentina ADR	71,694	1,122,011
Utilities — 4.6%
Empresa Distribuidora Y Comercializadora Norte ADR *	17,446	326,938
Pampa Energia ADR *	39,319	880,352
		1,207,290
TOTAL ARGENTINA		20,156,822
CANADA— 5.1%
Basic Materials — 3.5%
Pan American Silver ^	28,761	190,398
Pan American Silver	44,448	293,741
Silver Standard Resources *	99,503	433,833
		917,972
Industrials — 1.6%
Finning International	33,664	426,765
TOTAL CANADA		1,344,737
CHILE— 6.5%
Consumer Goods — 4.5%
Cia Cervecerias Unidas ADR	29,418	635,135
Embotelladora Andina ADR, Cl B	31,869	536,355
		1,171,490

Schedule of Investments (Unaudited)	January 31, 2016

Global X MSCI Argentina ETF

	Shares/Number of Rights	Value
COMMON STOCK — continued
Consumer Services — 2.0%
Cencosud	256,350	$521,759
TOTAL CHILE		1,693,249
LUXEMBOURG— 4.7%
Consumer Goods — 4.7%
Adecoagro *	104,033	1,240,073
MEXICO— 2.0%
Consumer Goods — 2.0%
Arca Continental	89,037	533,994
SPAIN— 1.8%
Industrials — 1.8%
Prosegur Cia de Seguridad	103,570	462,841
UNITED STATES— 3.1%
Technology — 3.1%
Globant *	26,249	798,495
TOTAL COMMON STOCK
(Cost $30,890,879)		26,230,211

RIGHT — 0.0%
Mexico — 0.0%
Arca Continental*(A)(B)
(Cost $–)	4,769	—

TOTAL INVESTMENTS — 100.0%
(Cost $30,890,879)†		$26,230,211

Percentages are based on Net Assets of $26,243,156.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2016, was $0 and represents 0.0% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2016 was $0 and represented 0.0% of Net Assets.
^	Traded on the U.S. Stock Exchange.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $30,890,879, and the unrealized appreciation and depreciation were $1,917,198 and $(6,577,866), respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of January 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X FTSE Greece 20 ETF

	Shares	Value
COMMON STOCK — 99.8%
BELGIUM— 0.6%
Industrials — 0.6%
Viohalco *	155,405	$237,100
Viohalco *^	710,700	1,009,716
TOTAL BELGIUM		1,246,816
GREECE— 81.4%
Basic Materials — 2.7%
Mytilineos Holdings	910,101	3,151,285
Mytilineos Holdings ADR	766,200	2,653,044
		5,804,329
Consumer Goods — 5.7%
JUMBO	829,371	8,740,896
JUMBO ADR *	340,000	3,355,800
		12,096,696
Consumer Services — 10.3%
FF Group	382,787	5,985,124
FF Group ADR	286,300	4,476,501
OPAP	676,374	4,962,091
OPAP ADR	1,804,900	6,564,421
		21,988,137
Financials — 25.8%
Alpha Bank AE *	13,082,224	25,904,833
Eurobank Ergasias *	10,394,588	8,446,861
National Bank of Greece *	32,862,027	8,854,047
Piraeus Bank *	61,762,873	12,096,346
		55,302,087
Industrials — 9.2%
Ellaktor *	2,709,526	3,459,581
Metka	416,943	3,140,032
Metka ADR	130,000	979,043
Titan Cement	296,055	5,670,140
Titan Cement ADR *	679,800	6,509,901
		19,758,697
Oil & Gas — 8.4%
Hellenic Petroleum	1,481,835	6,189,211
Motor Oil Hellas Corinth Refineries	594,887	6,372,617
Motor Oil Hellas Corinth Refineries ADR	1,008,300	5,400,656
		17,962,484
Real Estate Investment Trusts — 2.9%
Grivalia Properties	818,175	6,285,686
Telecommunications — 9.4%
Hellenic Telecommunications Organization	2,323,604	20,063,798

Schedule of Investments (Unaudited)	January 31, 2016

Global X FTSE Greece 20 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Utilities — 7.0%
Athens Water Supply & Sewage	875,261	$4,403,912
Public Power	2,252,485	8,481,825
Terna Energy	671,853	1,563,007
Terna Energy ADR	88,800	413,169
		14,861,913
TOTAL GREECE		174,123,827
SWITZERLAND— 17.8%
Consumer Goods — 17.8%
Coca-Cola HBC	1,883,322	38,175,627
TOTAL COMMON STOCK
(Cost $328,002,333)		213,546,270

U.S. TREASURY OBLIGATION — 17.3%
United States Treasury Bill
0.180%, 02/11/16(A)
(Cost $36,998,150)	$37,000,000	36,997,854
TOTAL INVESTMENTS — 117.1%
(Cost $365,000,483)†		$250,544,124

Percentages are based on Net Assets of $213,931,045.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
^	Traded on the Ghana Stock Exchange.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $365,000,483, and the unrealized appreciation and depreciation were $5,945,699 and $(120,402,058), respectively.

ADR — American Depositary Receipt

The following is a summary of the level of inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$213,546,270	$—	$—	$213,546,270
U.S. Treasury Obligation	—	36,997,854	—	36,997,854
Total Investments in Securities	$213,546,270	$36,997,854	$—	$250,544,124

For the period ended January 31, 2016, the transfers between Level 1 and Level 2 in the amount of $16,223,586, were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 99.9%
NORWAY— 99.0%
Basic Materials — 11.5%
Borregaard	75,797	$382,127
Norsk Hydro	761,514	2,502,417
Yara International	93,917	3,518,800
		6,403,344
Consumer Goods — 15.8%
Austevoll Seafood	93,518	594,690
Bakkafrost P	27,205	898,038
Kongsberg Automotive Holding *	353,493	238,156
Leroy Seafood Group	19,700	749,388
Marine Harvest	211,731	2,857,804
Orkla	349,593	2,807,912
Salmar	37,703	736,551
		8,882,539
Consumer Services — 6.0%
Europris * (A)	12,800	60,864
Norwegian Air Shuttle * (B)	20,351	611,860
Schibsted, Cl B *	43,636	1,218,937
Schibsted, Cl A	35,750	1,040,020
XXL (A)	40,844	427,035
		3,358,716
Financials — 22.1%
Aker, Cl A	22,580	398,426
DnB	540,488	6,452,923
Entra (A)	56,410	441,125
Gjensidige Forsikring	135,508	2,137,970
Norwegian Property	231,568	229,507
Protector Forsikring	43,409	356,865
Selvaag Bolig	49,858	143,959
Sparebank 1 Nord Norge	73,339	294,947
SpareBank 1 SMN	95,900	516,439
Storebrand *	334,488	1,343,295
		12,315,456
Industrials — 4.3%
Avance Gas Holding (A) (B)	19,630	247,184
BW LPG (A)	58,250	442,499
Golden Ocean Group *	91,553	65,772
Hexagon Composites (B)	79,200	186,029
Hoegh LNG Holdings	46,118	475,571
IDEX * (B)	54,000	45,167
Ocean Yield	39,707	272,974
Stolt-Nielsen	28,490	324,802
Thin Film Electronics * (B)	384,569	125,140

Schedule of Investments (Unaudited)	January 31, 2016

Global X MSCI Norway ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — continued
Wilh Wilhelmsen, Cl B	56,627	$210,867
		2,396,005
Oil & Gas — 24.3%
Akastor	129,496	129,531
Aker Solutions	120,486	360,313
BW Offshore	381,870	92,759
Det Norske Oljeselskap * (B)	87,872	529,589
DNO International * (B)	500,084	329,468
Fred Olsen Energy	31,960	125,970
Frontline	53,570	116,253
Petroleum Geo-Services	161,390	486,334
ProSafe	172,670	277,969
REC Silicon *	1,660,894	251,200
Scatec Solar (A) (B)	34,910	147,197
Statoil	633,557	8,594,885
Subsea 7	184,524	1,088,837
Tanker Investments *	4,900	48,845
TGS Nopec Geophysical (B)	73,480	1,054,086
		13,633,236
Technology — 3.0%
Atea	62,983	508,763
Nordic Semiconductor * (B)	130,344	602,611
Opera Software (B)	110,520	558,574
		1,669,948
Telecommunications — 12.0%
Telenor	417,026	6,727,729
TOTAL NORWAY		55,386,973
UNITED KINGDOM— 0.9%
Oil & Gas — 0.9%
Seadrill *	244,438	515,334
TOTAL COMMON STOCK
(Cost $97,487,515)		55,902,307

REPURCHASE AGREEMENT — 4.5%
Deutsche Bank
0.300%, dated 01/29/16, to be repurchased on 02/01/2016 repurchase price
$2,503,120 (collateralized by U.S. Treasury Obligations, par value $2,524,633,
1.375%, 02/29/20 with a total market value of $2,555,181)(C)
(Cost $2,503,057)	$2,503,057	2,503,057

TOTAL INVESTMENTS — 104.4%
(Cost $99,990,572)†		$58,405,364

Percentages are based on Net Assets of $55,961,319.

Schedule of Investments (Unaudited)	January 31, 2016

Global X MSCI Norway ETF

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.
(B)	This security or a partial position of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $2,618,259.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2016 was $2,503,057.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $99,990,572, and the unrealized appreciation and depreciation were $465,801 and $(42,051,009), respectively.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$55,902,307	$—	$—	$55,902,307
Repurchase Agreement	—	2,503,057	—	2,503,057
Total Investments in Securities	$55,902,307	$2,503,057	$—	$58,405,364

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — 99.2%
DENMARK— 30.4%
Consumer Goods — 4.4%
Carlsberg, Cl B	9,391	$787,026
Pandora	10,240	1,361,503
		2,148,529
Financials — 3.5%
Danske Bank	63,583	1,702,775
Health Care — 20.9%
Coloplast, Cl B	8,875	723,836
Novo Nordisk ADR	152,820	8,538,053
Novozymes, Cl B	20,160	835,999
		10,097,888
Industrials — 1.6%
A P Moller - Maersk, Cl B	579	740,451
TOTAL DENMARK		14,689,643
FINLAND— 15.2%
Financials — 4.2%
Sampo, Cl A	42,171	2,026,026
Industrials — 3.1%
Kone, Cl B	33,954	1,483,193
Technology — 6.6%
Nokia ADR	444,660	3,201,552
Utilities — 1.3%
Fortum	39,249	613,684
TOTAL FINLAND		7,324,455
NORWAY— 7.8%
Basic Materials — 1.2%
Yara International	15,537	582,127
Financials — 2.3%
DnB	95,476	1,139,894
Oil & Gas — 2.2%
Statoil ADR	78,236	1,064,010
Telecommunications — 2.1%
Telenor	61,856	997,900
TOTAL NORWAY		3,783,931
SWEDEN— 45.8%
Consumer Goods — 3.2%
Svenska Cellulosa, Cl B	51,893	1,530,474
Consumer Services — 5.3%
Hennes & Mauritz, Cl B	78,335	2,552,411

Schedule of Investments (Unaudited)	January 31, 2016

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued
Financials — 17.9%
Investor, Cl B	40,461	$1,348,079
Nordea Bank	262,065	2,625,250
Skandinaviska Enskilda Banken, Cl A	129,885	1,246,600
Svenska Handelsbanken, Cl A	118,451	1,482,200
Swedbank, Cl A	93,655	1,956,118
		8,658,247
Industrials — 11.1%
Assa Abloy, Cl B	84,127	1,772,809
Atlas Copco, Cl A	55,313	1,179,157
Sandvik	87,751	729,131
SKF, Cl B	36,599	555,711
Volvo, Cl B	126,603	1,144,970
		5,381,778
Technology — 6.1%
Ericsson ADR	245,621	2,186,027
Hexagon, Cl B	22,730	752,811
		2,938,838
Telecommunications — 2.2%
TeliaSonera	231,701	1,089,744
TOTAL SWEDEN		22,151,492
TOTAL COMMON STOCK
(Cost $49,376,884)		47,949,521
TOTAL INVESTMENTS — 99.2%
(Cost $49,376,884)†		$47,949,521

Percentages are based on Net Assets of $48,356,573.

†	At January 31, 2016, the tax basis cost of the Fund's investments was $49,376,884, and the unrealized appreciation and depreciation were $5,999,094 and $(7,426,457), respectively.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X MSCI Nigeria ETF

	Shares/Face Amount	Value
COMMON STOCK — 99.9%
NIGERIA— 99.9%
Consumer Goods — 38.3%
Flour Mills of Nigeria	4,794,078	$439,548
Guinness Nigeria	1,426,851	827,939
Nestle Nigeria	421,599	1,567,340
Nigerian Breweries	5,760,183	2,894,127
Unilever Nigeria	4,075,438	721,519
		6,450,473
Financials — 45.1%
Access Bank	31,336,280	653,331
Diamond Bank	33,235,768	298,880
Ecobank Transnational	10,681,796	792,079
FBN Holdings	31,429,515	620,538
First City Monument Bank	35,570,879	175,129
Guaranty Trust Bank	20,390,098	1,719,918
Stanbic IBTC Holdings	8,973,149	613,086
Transnational Corp of Nigeria	55,513,600	343,038
UAC of Nigeria	4,472,424	449,377
United Bank for Africa	39,490,262	573,358
Zenith Bank	20,905,509	1,324,383
		7,563,117
Industrials — 9.2%
Dangote Cement	1,129,500	731,494
Lafarge Africa	2,033,433	817,255
		1,548,749
Oil & Gas — 7.3%
Forte Oil	664,263	993,907
Oando	11,550,465	232,112
		1,226,019
TOTAL COMMON STOCK
(Cost $27,017,228)		16,788,358

U.S. TREASURY OBLIGATION — 3.0%
United States Treasury Bill
0.180%, 02/11/16 (A)
(Cost $499,975)	$500,000	499,971

TOTAL INVESTMENTS — 102.9%
(Cost $27,517,203)†		$17,288,329

Percentages are based on Net Assets of $16,794,270.

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $27,517,203, and the unrealized appreciation and depreciation were $362,412 and $(10,591,286), respectively.

Schedule of Investments (Unaudited)	January 31, 2016

Global X MSCI Nigeria ETF

The following is a summary of the level of inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$16,788,358	$—	$—	$16,788,358
U.S. Treasury Obligation	—	499,971	—	499,971
Total Investments in Securities	$16,788,358	$499,971	$—	$17,288,329

For the period ended January 31, 2016, the transfers between Level 1 and Level 2 in the amount of $993,907, were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — 99.7%
ARGENTINA— 2.5%
Consumer Services — 1.3%
MercadoLibre	11,809	$1,160,116
Oil & Gas — 1.2%
YPF ADR	62,275	1,048,711
TOTAL ARGENTINA		2,208,827
AUSTRALIA— 1.1%
Oil & Gas — 1.1%
Oil Search	220,027	1,011,633
BANGLADESH— 1.2%
Health Care — 0.4%
Square Pharmaceuticals	113,214	366,822
Telecommunications — 0.8%
GrameenPhone	208,500	694,158
TOTAL BANGLADESH		1,060,980
CANADA— 1.4%
Basic Materials — 1.4%
Endeavour Mining *	27,779	168,974
First Quantum Minerals	80,314	172,927
Turquoise Hill Resources *	195,414	406,866
Yamana Gold	268,616	456,647
TOTAL CANADA		1,205,414
CHILE— 4.6%
Basic Materials — 0.2%
Empresas CMPC	83,200	189,604
Consumer Services — 1.5%
Cencosud	59,600	121,306
Latam Airlines Group *	73,480	377,838
SACI Falabella	126,380	836,087
		1,335,231
Financials — 0.4%
Banco de Chile	1,843,599	190,693
Banco Santander Chile	4,130,100	179,903
		370,596
Oil & Gas — 0.2%
Empresas COPEC	17,680	154,577
Utilities — 2.3%
AES Gener	201,700	89,477
Empresa Nacional de Electricidad	811,549	1,062,269

Schedule of Investments (Unaudited)	January 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Enersis	3,682,853	$882,682
		2,034,428
TOTAL CHILE		4,084,436
CHINA— 0.2%
Oil & Gas — 0.2%
SPT Energy Group	2,285,300	176,180
COLOMBIA— 0.5%
Consumer Services — 0.1%
Almacenes Exito	11,440	47,369
Financials — 0.1%
Grupo de Inversiones Suramericana	9,771	106,189
Industrials — 0.1%
Cementos Argos	37,046	110,211
Oil & Gas — 0.2%
Ecopetrol	551,748	172,518
TOTAL COLOMBIA		436,287
CZECH REPUBLIC— 1.2%
Financials — 0.3%
Komercni Banka	1,144	239,978
Utilities — 0.9%
CEZ	47,951	794,870
TOTAL CZECH REPUBLIC		1,034,848
EGYPT— 0.5%
Financials — 0.3%
Commercial International Bank Egypt SAE	61,975	249,007
Telecommunications — 0.2%
Global Telecom Holding SAE *	265,003	61,935
Telecom Egypt	161,000	125,427
		187,362
TOTAL EGYPT		436,369
FRANCE— 0.1%
Oil & Gas — 0.1%
Etablissements Maurel et Prom	27,841	82,544
HONG KONG— 0.7%
Consumer Goods — 0.3%
CP Pokphand	3,475,600	290,272
Consumer Services — 0.4%
NagaCorp	590,983	357,649
TOTAL HONG KONG		647,921

Schedule of Investments (Unaudited)	January 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
HUNGARY— 1.3%
Financials — 0.8%
OTP Bank	33,090	$701,831
Health Care — 0.3%
Richter Gedeon Nyrt	14,496	282,483
Oil & Gas — 0.2%
MOL Hungarian Oil & Gas	2,996	145,358
TOTAL HUNGARY		1,129,672
INDONESIA— 10.1%
Consumer Goods — 2.3%
Astra International	2,166,797	1,014,580
Gudang Garam	79,514	336,816
Indofood CBP Sukses Makmur TBK	200,400	210,220
Indofood Sukses Makmur	415,700	187,103
Unilever Indonesia	97,669	260,214
		2,008,933
Financials — 3.8%
Bank Central Asia	1,359,068	1,292,471
Bank Mandiri	1,782,018	1,241,915
Bank Rakyat Indonesia Persero	966,700	787,746
		3,322,132
Health Care — 0.2%
Kalbe Farma	2,170,300	210,334
Industrials — 1.4%
Indocement Tunggal Prakarsa	156,700	224,101
Semen Indonesia Persero	1,050,985	843,077
United Tractors	124,400	157,137
		1,224,315
Telecommunications — 1.8%
Telekomunikasi Indonesia Persero	6,632,405	1,608,148
Utilities — 0.6%
Perusahaan Gas Negara	2,797,339	488,392
TOTAL INDONESIA		8,862,254
JAPAN— 0.8%
Industrials — 0.6%
Namura Shipbuilding	68,600	490,708
Oil & Gas — 0.2%
Inpex	19,500	169,688
TOTAL JAPAN		660,396

Schedule of Investments (Unaudited)	January 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
KENYA— 0.3%
Telecommunications — 0.3%
Safaricom	1,879,700	$278,100
KUWAIT— 0.9%
Financials — 0.9%
Kuwait Finance House	319,395	499,055
National Bank of Kuwait SAK	120,319	277,050
TOTAL KUWAIT		776,105
MALAYSIA— 11.4%
Basic Materials — 0.2%
Petronas Chemicals Group	118,590	205,213
Consumer Goods — 0.5%
British American Tobacco Malaysia	9,315	129,805
IOI	155,100	181,043
Kuala Lumpur Kepong	28,300	162,785
		473,633
Consumer Services — 0.4%
Genting	83,200	157,790
Genting Malaysia	189,000	203,329
		361,119
Financials — 2.5%
CIMB Group Holdings	288,470	288,123
Malayan Banking	436,126	900,592
Public Bank	233,100	1,032,260
		2,220,975
Health Care — 0.4%
IHH Healthcare	195,052	307,952
Industrials — 1.3%
MISC	122,000	257,506
Sime Darby	454,399	882,551
		1,140,057
Oil & Gas — 0.8%
Petronas Dagangan	20,800	127,854
Petronas Gas	27,149	149,499
Sapurakencana Petroleum	984,467	445,439
		722,792
Telecommunications — 3.4%
Axiata Group	610,767	824,646
DiGi.Com	886,402	1,041,069
Maxis	614,896	846,499

Schedule of Investments (Unaudited)	January 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — continued
Telekom Malaysia	176,185	$275,620
		2,987,834
Utilities — 1.9%
Tenaga Nasional	455,873	1,492,147
YTL	425,900	159,905
		1,652,052
TOTAL MALAYSIA		10,071,627
MEXICO— 10.6%
Basic Materials — 2.6%
Fresnillo	76,261	781,032
Grupo Mexico, Cl B	399,668	773,917
Industrias Penoles	9,324	88,776
Mexichem	294,317	605,879
		2,249,604
Consumer Goods — 1.2%
Arca Continental	42,138	252,720
Coca-Cola Femsa	20,800	146,168
Gruma, Cl B	23,640	355,750
Grupo Bimbo, Ser A *	78,100	217,736
Grupo Lala, Cl B	79,081	187,084
		1,159,458
Consumer Services — 2.3%
Grupo Elektra	7,688	144,473
Grupo Televisa	95,721	506,062
Wal-Mart de Mexico	515,080	1,290,836
		1,941,371
Financials — 1.1%
Grupo Financiero Banorte, Cl O	104,784	545,036
Grupo Financiero Inbursa, Cl O	264,200	425,652
		970,688
Industrials — 2.1%
Alfa, Cl A	479,970	892,691
Cemex *	515,850	232,544
Grupo Aeroportuario del Sureste, Cl B	11,850	161,890
Promotora y Operadora de Infraestructura	48,713	558,968
		1,846,093
Telecommunications — 1.0%
America Movil	1,218,867	860,089
Telesites *	63,108	38,210
		898,299
Utilities — 0.3%
Infraestructura Energetica Nova	69,840	273,744

Schedule of Investments (Unaudited)	January 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL MEXICO		$9,339,257
NIGERIA— 0.2%
Consumer Goods — 0.1%
Nigerian Breweries	185,800	93,352
Financials — 0.1%
Guaranty Trust Bank	1,397,200	117,855
TOTAL NIGERIA		211,207
OMAN— 0.5%
Financials — 0.1%
BankMuscat SAOG	61,210	65,821
Telecommunications — 0.4%
Oman Telecommunications SAOG	94,110	348,329
TOTAL OMAN		414,150
PAKISTAN— 1.0%
Basic Materials — 0.2%
Fauji Fertilizer	116,800	123,765
Industrials — 0.4%
Lucky Cement *	78,400	362,698
Oil & Gas — 0.4%
Oil & Gas Development	88,000	91,637
Pakistan Petroleum	261,200	290,869
		382,506
TOTAL PAKISTAN		868,969
PANAMA— 0.8%
Consumer Services — 0.8%
Copa Holdings, Cl A	14,838	698,870
PERU— 0.6%
Financials — 0.6%
Credicorp Ltd.	4,816	488,150
PHILIPPINES— 5.1%
Basic Materials — 0.2%
DMCI Holdings	587,530	140,563
Consumer Goods — 0.7%
JG Summit Holdings	171,849	241,635
Universal Robina	86,717	351,236
		592,871
Consumer Services — 1.4%
Jollibee Foods	39,300	169,241

Schedule of Investments (Unaudited)	January 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
SM Investments	61,934	$1,075,559
		1,244,800
Financials — 0.6%
Ayala Land	363,000	239,207
SM Prime Holdings	712,097	316,072
		555,279
Industrials — 0.5%
Alliance Global Group	427,000	132,625
Ayala	18,090	257,968
International Container Terminal Services	78,800	100,546
		491,139
Telecommunications — 1.2%
Globe Telecom	2,960	115,791
Philippine Long Distance Telephone	19,804	922,663
		1,038,454
Utilities — 0.5%
Aboitiz Power	244,758	213,682
Manila Electric	38,140	248,130
		461,812
TOTAL PHILIPPINES		4,524,918
POLAND— 4.7%
Basic Materials — 0.5%
KGHM Polska Miedz	32,146	452,755
Consumer Goods — 0.1%
LPP *	70	91,981
Financials — 1.4%
Bank Pekao	10,614	355,919
Bank Zachodni	2,118	135,198
Powszechna Kasa Oszczednosci Bank Polski	51,791	312,708
Powszechny Zaklad Ubezpieczen	50,730	401,859
		1,205,684
Oil & Gas — 1.7%
Polski Koncern Naftowy Orlen S.A.	85,246	1,299,816
Polskie Gornictwo Naftowe i Gazownictwo	141,000	179,248
		1,479,064
Telecommunications — 0.2%
Orange Polska	96,000	152,375
Utilities — 0.8%
PGE	212,650	718,808
TOTAL POLAND		4,100,667

Schedule of Investments (Unaudited)	January 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
QATAR— 1.9%
Financials — 0.7%
Qatar National Bank (A)	13,750	$619,034
Industrials — 0.9%
Industries Qatar QSC	27,636	774,299
Telecommunications — 0.3%
Ooredoo QSC	11,650	251,205
TOTAL QATAR		1,644,538
RUSSIA— 0.2%
Oil & Gas — 0.2%
Bashneft OAO	4,900	131,327
SINGAPORE— 0.8%
Consumer Goods — 0.8%
Thai Beverage	1,547,907	739,533
SOUTH AFRICA— 9.9%
Basic Materials — 2.3%
Anglo American Platinum *	14,560	211,908
AngloGold Ashanti *	40,430	343,858
Gold Fields ADR	276,980	941,732
Impala Platinum Holdings	53,120	109,848
Kumba Iron Ore	17,216	37,659
Sasol	13,673	359,454
		2,004,459
Consumer Goods — 0.4%
Tiger Brands	21,983	402,275
Consumer Services — 3.0%
Mr Price Group	16,490	169,277
Naspers, Cl N	12,644	1,587,259
Shoprite Holdings	37,754	346,363
Woolworths Holdings	92,518	544,052
		2,646,951
Financials — 1.0%
FirstRand	195,480	549,803
Standard Bank Group	54,845	387,054
		936,857
Health Care — 1.5%
Aspen Pharmacare Holdings	24,561	415,529
Mediclinic International	85,356	646,880
Netcare	109,700	231,819
		1,294,228

Schedule of Investments (Unaudited)	January 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.7%
Bidvest Group	25,650	$588,401
Telecommunications — 1.0%
MTN Group	33,903	297,451
Vodacom Group	60,910	556,388
		853,839
TOTAL SOUTH AFRICA		8,727,010
SOUTH KOREA— 0.5%
Consumer Goods — 0.5%
Youngone *	10,660	453,466
THAILAND— 9.5%
Consumer Goods — 0.5%
Charoen Pokphand Foods NVDR	867,157	473,226
Consumer Services — 0.7%
CP ALL NVDR	553,522	631,247
Financials — 0.6%
Siam Commercial Bank NVDR	136,360	496,097
Health Care — 0.6%
Bangkok Dusit Medical Services NVDR	549,100	338,073
Bumrungrad Hospital NVDR	32,300	198,867
		536,940
Industrials — 3.4%
Airports of Thailand NVDR	101,804	1,076,944
CH Karnchang NVDR	1,069,200	770,500
Siam Cement NVDR	94,680	1,144,666
		2,992,110
Oil & Gas — 1.9%
PTT Exploration & Production NVDR	240,160	383,100
PTT Global Chemical NVDR	286,931	431,611
PTT PCL NVDR	129,291	853,920
		1,668,631
Technology — 0.5%
Intouch Holdings NVDR	268,930	423,349
Telecommunications — 1.3%
Advanced Info Service NVDR	163,154	771,651
Total Access Communication NVDR	197,121	184,805
True NVDR *	947,400	188,247
		1,144,703
TOTAL THAILAND		8,366,303
TURKEY— 9.0%
Basic Materials — 1.3%
Eregli Demir ve Celik Fabrikalari	1,083,073	1,130,736

Schedule of Investments (Unaudited)	January 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii	15,600	$96,401
Coca-Cola Icecek	9,360	103,665
Ford Otomotiv Sanayi	13,520	147,545
		347,611
Consumer Services — 1.9%
BIM Birlesik Magazalar	59,629	1,006,526
Turk Hava Yollari *	292,375	722,109
		1,728,635
Financials — 1.3%
Akbank	159,700	387,953
Turkiye Garanti Bankasi	160,225	402,220
Turkiye Is Bankasi, Cl C	241,644	377,192
		1,167,365
Industrials — 0.2%
Enka Insaat ve Sanayi	112,615	167,035
Oil & Gas — 2.8%
KOC Holding	254,036	1,014,513
Tupras Turkiye Petrol Rafinerileri	57,223	1,448,096
		2,462,609
Telecommunications — 1.1%
Turk Telekomunikasyon	83,236	151,862
Turkcell Iletisim Hizmetleri	215,940	767,527
		919,389
TOTAL TURKEY		7,923,380
UKRAINE— 0.5%
Consumer Goods — 0.5%
Kernel Holding	42,631	468,230
UNITED ARAB EMIRATES— 2.7%
Financials — 2.1%
Emaar Properties PJSC	776,571	1,033,863
First Gulf Bank PJSC	211,061	580,367
National Bank of Abu Dhabi PJSC	120,474	242,060
		1,856,290
Industrials — 0.6%
DP World	32,153	557,855
TOTAL UNITED ARAB EMIRATES		2,414,145
UNITED KINGDOM— 1.6%
Financials — 0.4%
Bank of Georgia Holdings	14,524	365,691
Oil & Gas — 0.5%
Premier Oil (A)	163,973	44,193

Schedule of Investments (Unaudited)	January 31, 2016

Global X Next Emerging & Frontier ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Oil & Gas — continued
Tullow Oil	149,900	$364,878
		409,071
Telecommunications — 0.7%
Cable & Wireless Communications	680,262	663,887
TOTAL UNITED KINGDOM		1,438,649
UNITED STATES— 0.3%
Oil & Gas — 0.3%
Kosmos Energy *	62,788	286,941
Pacific Drilling *	47,412	18,780
		305,721
TOTAL UNITED STATES		305,721
VIETNAM— 0.5%
Financials — 0.1%
Bank for Foreign Trade of Vietnam JSC	57,300	106,713
Oil & Gas — 0.4%
PetroVietnam Gas JSC	65,070	114,743
PetroVietnam Technical Service	313,800	217,387
		332,130
TOTAL VIETNAM		438,843
TOTAL COMMON STOCK
(Cost $124,501,001)		87,860,926

PREFERRED STOCK — 0.2%
CHILE— 0.1%
Basic Materials — 0.1%
Sociedad Quimica y Minera de Chile	6,600	105,899
COLOMBIA— 0.1%
Financials — 0.1%
Banco Davivienda	13,100	92,102
TOTAL PREFERRED STOCK
(Cost $386,274)		198,001

CORPORATE OBLIGATION — 0.0%
Bank Muscat SAOG
3.500%, 03/19/18
(Cost $–)	$22,009	5,431

CONVERTIBLE BOND — 0.0%
BankMuscat SAOG
4.500%, 03/20/17
(Cost $–)	2,702	716

Schedule of Investments (Unaudited)	January 31, 2016

Global X Next Emerging & Frontier ETF

	Number of Rights	Value
RIGHT — 0.0%
Mexico — 0.0%
Arca Continental *(A) (B)
(Cost $–)	2,257	$—

TOTAL INVESTMENTS — 99.9%
(Cost $124,887,275)†		$88,065,074

Percentages are based on Net Assets of $88,127,185.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2016, was $663,227 and represents 0.8% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2016 was $0 and represented 0.0% of Net Assets.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $124,887,275, and the unrealized appreciation and depreciation were $1,845,255 and $(38,667,456), respectively.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

NVDR — Non-Voting Depositary Receipt

Ser — Series

The following is a summary of the level of inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$87,860,926	$—	$—	$87,860,926
Preferred Stock	198,001	—	—	198,001
Corporate Obligation	—	5,431	—	5,431
Convertible Bond	—	716	—	716
Right	—	—	—	—
Total Investments in Securities	$88,058,927	$6,147	$—	$88,065,074

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X FTSE Portugal 20 ETF

	Shares/Face Amount	Value
COMMON STOCK — 99.2%
PORTUGAL— 99.2%
Basic Materials — 10.8%
Altri	214,309	$870,528
Portucel	303,109	1,013,457
Semapa-Sociedade de Investimento e Gestao	65,817	789,445
		2,673,430
Consumer Services — 17.7%
Jeronimo Martins	149,985	2,083,824
NOS SGPS	154,076	1,115,178
Sonae	1,059,581	1,184,357
		4,383,359
Financials — 8.7%
Banco BPI, Cl G *	972,247	1,063,594
Banco Comercial Portugues, Cl R * (A)	22,592,017	950,939
Banco Espirito Santo *(B) (C)	2,085,614	—
BANIF - Banco Internacional do Funchal * (A) (B) (C)	95,112,146	2,059
Sonae Capital *	259,669	144,421
		2,161,013
Industrials — 7.5%
Cimpor Cimentos de Portugal *	92,399	34,293
Corticeira Amorim SGPS	46,332	283,957
CTT-Correios de Portugal	128,250	1,110,185
Mota-Engil (A)	254,132	398,727
Sonae Industria *	9,322,421	47,411
		1,874,573
Oil & Gas — 21.7%
Galp Energia	455,616	5,378,632
Telecommunications — 2.5%
Pharol SGPS *	1,602,735	414,484
Sonaecom	96,222	204,070
		618,554
Utilities — 30.3%
EDP Renovaveis	164,211	1,272,046
Energias de Portugal	1,451,347	5,052,083
REN - Redes Energeticas Nacionais	401,338	1,203,358
		7,527,487
TOTAL COMMON STOCK
(Cost $35,618,796)		24,617,048

U.S. TREASURY OBLIGATION — 20.2%
United States Treasury Bill
0.180%, 02/11/16 (D)
(Cost $4,999,750)	$5,000,000	4,999,710

Schedule of Investments (Unaudited)	January 31, 2016

Global X FTSE Portugal 20 ETF

	Face Amount	Value
REPURCHASE AGREEMENT — 7.3%
Deutsche Bank
0.300%, dated 01/29/16, to be repurchased on 02/01/2016 repurchase price
$1,820,344 (collateralized by U.S. Treasury Obligations, par value
$1,835,989, 1.375%, 02/29/20 with a total market value of $1,858,204)(E)
(Cost $1,820,298)	$1,820,298	$1,820,298

TOTAL INVESTMENTS — 126.7%
(Cost $42,438,844)†		$31,437,056

Percentages are based on Net Assets of $24,819,387.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $669,280.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2016, was $2,059 and represents 0.0% of Net Assets.
(C)	Security considered illiquid. The total value of such securities as of January 31, 2016 was $2,059 and represented 0.0% of Net Assets.
(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2016 was $1,820,298.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $42,438,844, and the unrealized appreciation and depreciation were $444,773 and $(11,446,561), respectively.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$24,614,989	$—	$2,059	$24,617,048
U.S. Treasury Obligation	—	4,999,710	—	4,999,710
Repurchase Agreement	—	1,820,298	—	1,820,298
Total Investments in Securities	$24,614,989	$6,820,008	$2,059	$31,437,056

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2016, the transfers between Level 1 and Level 3 in the amount of $2,059, were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2016

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — 100.0%
PAKISTAN— 100.0%
Basic Materials — 14.2%
Engro	102,000	$258,367
Fatima Fertilizer	280,800	101,778
Fauji Fertilizer	248,500	263,318
Fauji Fertilizer Bin Qasim	170,100	77,611
		701,074
Consumer Goods — 6.7%
Indus Motor	10,800	106,631
Nishat Mills	90,200	83,144
Pak Elektron	108,200	63,562
PAK Suzuki Motor	16,350	78,167
		331,504
Financials — 34.7%
Askari Bank	282,300	57,808
Bank Al Habib	508,800	208,332
Bank Alfalah	429,000	106,335
Habib Bank	283,700	462,623
MCB Bank	270,200	496,353
National Bank of Pakistan	332,800	166,027
United Bank	159,100	218,307
		1,715,785
Health Care — 1.9%
Searle	23,900	94,367
Industrials — 13.5%
DG Khan Cement	48,400	73,166
Fauji Cement	394,800	146,373
Lucky Cement *	73,300	339,103
Maple Leaf Cement Factory	133,900	107,483
		666,125
Oil & Gas — 18.1%
Byco Petroleum Pakistan *	103,800	16,961
National Refinery	21,300	53,421
Oil & Gas Development	293,040	305,151
Pakistan Oilfields	46,370	94,371
Pakistan Petroleum	127,400	141,871
Pakistan State Oil	76,020	233,435
Shell Pakistan	22,500	50,538
		895,748
Telecommunications — 1.1%
Pakistan Telecommunication	389,780	54,029
Utilities — 9.8%
Hub Power	242,042	235,270

Schedule of Investments (Unaudited)	January 31, 2016

Global X MSCI Pakistan ETF

	Shares/Number of Rights	Value
COMMON STOCK — continued
Utilities — continued
K-Electric *	1,064,500	$70,429
Kot Addu Power	171,800	129,388
SUI Southern Gas *	156,800	49,240
		484,327
TOTAL COMMON STOCK
(Cost $5,955,834)		4,942,959

RIGHT — 0.1%
Pakistan — 0.1%
Pak Elekrton *(A) (B)
(Cost $–)	108,200	5,575

TOTAL INVESTMENTS — 100.1%
(Cost $5,955,834)†		$4,948,534

Percentages are based on Net Assets of $4,945,162.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2016, was $5,575 and represents 0.1% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2016 was $5,575 and represented 0.1% of Net Assets.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $5,955,834, and the unrealized appreciation and depreciation were $75,118 and $(1,082,418), respectively.

The following is a summary of the level of inputs used as of January 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,942,959	$—	$—	$4,942,959
Right	—	5,575	—	5,575
Total Investments in Securities	$4,942,959	$5,575	$—	$4,948,534

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2016, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: March 31, 2016

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
Chief Financial Officer

Date: March 31, 2016

*	Print the name and title of each signing officer under his or her signature.